Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Central Index Key	dei_EntityCentralIndexKey	0000893818
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 5, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 5, 2011
Prospectus Date	rr_ProspectusDate	Apr 29, 2011

Investor A, Investor C, Institutional, Class R | LifePath Retirement Portfolio
LifePath Portfolio Overview Key Facts About LifePath® Retirement Portfolio
Investment Objective

LifePath® Retirement Portfolio ("LifePath Retirement Portfolio" or the "LifePath Portfolio"), a series of BlackRock Funds III (the "Trust"), is managed for investors seeking income and moderate long-term growth of capital.

Fees and Expenses of the LifePath Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath Retirement Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors ("BFA") and its affiliates. More information about these and other discounts is available from your financial professional and in the "Details About the Share Classes" section on page 80 of the prospectus ("Prospectus") and in the "Purchase of Shares" section on page II-71 of the Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Investor A, Investor C, Institutional, Class R LifePath Retirement Portfolio	Investor A Shares		Investor C Shares		Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%		none		none	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[2]	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Investor A, Investor C, Institutional, Class R LifePath Retirement Portfolio		Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee	[1][2]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	[2]	0.25%	1.00%	none	0.50%
Other Expenses	[2]	0.51%	0.51%	0.51%	0.51%
Administration Fees	[2]	0.50%	0.50%	0.50%	0.50%
Independent Expenses	[2][3][4]	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses	[2][5][6]	0.32%	0.32%	0.32%	0.32%
Total Annual Fund Operating Expenses	[2][6]	1.43%	2.18%	1.18%	1.68%
Fee Waivers and/or Expense Reimbursements	[1][2][3]	(0.33%)	(0.33%)	(0.33%)	(0.33%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3]	1.10%	1.85%	0.85%	1.35%
[1]	BFA, the investment adviser to Retirement Master Portfolio has contractually agreed to waive its management fee at the Retirement Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Institutional Trust Company, N.A. ("BTC"), from each investment company in which the Retirement Master Portfolio invests through April 30, 2012. This waiver may not be terminated prior to May 1, 2012 without the consent of the Board of Trustees of MIP.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath Retirement Portfolio and LifePath Retirement Master Portfolio (the "Retirement Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the Retirement Master Portfolio invests. Management fees are paid by the Retirement Master Portfolio.
[3]	Independent Expenses consist of LifePath Retirement Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath Retirement Portfolio and the Retirement Master Portfolio. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath Retirement Portfolio and the Retirement Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2021 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Independent Expenses have been restated to reflect current fees.
[5]	Acquired Fund Fees and Expenses reflect LifePath Retirement Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[6]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the LifePath Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Independent Expenses to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in shares of the LifePath Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in shares of the LifePath Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the LifePath Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Investor A, Investor C, Institutional, Class R LifePath Retirement Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A Shares	631	921	1,232	2,111
Investor C Shares	288	648	1,135	2,478
Institutional Shares	87	340	613	1,392
Class R Shares	137	495	877	1,949

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A, Investor C, Institutional, Class R LifePath Retirement Portfolio Investor C Shares	188	648	1,135	2,478

Portfolio Turnover

The Retirement Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath Retirement Portfolio's performance. During the most recent fiscal year, the Retirement Master Portfolio's portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies of the LifePath Portfolio

LifePath Retirement Portfolio invests all of its assets in the Retirement Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath Retirement Portfolio is designed for investors seeking current income and moderate long-term growth of capital. As of March 31, 2011, LifePath Retirement Portfolio held approximately 39% of its assets in Underlying Funds that invest primarily in equity securities, 61% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index. Because LifePath Retirement Portfolio is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain the LifePath Portfolio's risk profile.

Principal Risks of Investing in the LifePath Portfolio

Risk is inherent in all investing. The value of your investment in LifePath Retirement Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the LifePath Portfolio. LifePath Retirement Portfolio invests all of its assets in the Retirement Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath Retirement Portfolio in the description of risks below may include the Underlying Funds in which the Retirement Master Portfolio invests, as applicable.

■

Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

■

Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

■

Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

■

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

■

Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■

Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—	The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other equity funds that use different investment styles.

■

Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

■

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

■

Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

■

U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Performance Information

The bar chart and table in this section provide some indication of the risks of investing in LifePath Retirement Portfolio. The bar chart shows the returns for Institutional Shares of LifePath Retirement Portfolio for each of the last ten calendar years. The average annual total return table compares the performance of LifePath Retirement Portfolio to that of the LifePath Retirement Portfolio Custom Benchmark. The LifePath Retirement Portfolio Custom Benchmark, a customized weighted index comprised of the different indexes set forth in the table below, is representative of the asset classes in which LifePath Retirement Portfolio invests according to their weightings as of the most recent quarter-end. Prior to May 3, 2010, Investor A Shares were designated Class R Shares and were subject to a different sales charge and distribution and service fee schedule. The performance information of Investor A Shares in the average annual total return table for the periods prior to April 30, 2001 (the date Investor A (formerly Class R) Shares commenced operations) shows the performance of Institutional Shares adjusted to reflect the fees of Investor A Shares. The average annual total return table does not reflect the Investor A sales charge. If such charge were reflected, the returns shown for Investor A Shares would be lower. The average annual total return table does not show the annual returns for the Investor C and Class R Shares since Investor C and Class R Shares do not have a full year of performance. Annual returns for Investor C and Class R Shares would differ from the annual returns for Institutional Shares because Investor C and Class R Shares are expected to have higher fees and expenses than Institutional Shares. For all periods prior to March 15, 2004, the returns for LifePath Retirement Portfolio reflect the direct investment by the Retirement Master Portfolio in a portfolio of securities and also reflect investment in accordance with a model that included "tactical," or short-term, shifts in allocation between stocks and bonds. How the LifePath Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain LifePath Portfolio expenses during these periods, the LifePath Portfolio's returns would have been lower.

Institutional Shares ANNUAL TOTAL RETURNS LifePath Retirement Portfolio As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 9.85% (quarter ended September 30, 2009) and the lowest return for a quarter was -7.80% (quarter ended December 31, 2008). The year-to-date return as of March 31, 2011 was 2.43%.

As of 12/31/10 Average Annual Total Returns
Average Annual Total Returns - Investor A, Investor C, Institutional, Class R LifePath Retirement Portfolio	1 Year	5 Years	10 Years
Institutional Shares	9.33%	4.54%	4.57%
Institutional Shares Return After Taxes on Distributions	8.59%	3.43%	3.44%
Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	6.14%	3.34%	3.34%
Investor A Shares	9.12%	4.29%	4.24%
LifePath Retirement Portfolio Custom Benchmark (Reflects no deductions for fees, expenses or taxes)	10.86%	5.32%	5.49%
S&P 1500 Index (Reflects no deductions for fees, expenses or taxes)	16.38%	2.65%	2.07%
Barclays Capital U.S. Aggregate Bond Index (Reflects no deductions for fees, expenses or taxes)	6.54%	5.80%	5.84%
MSCI All Country World ex US IMI Index (Reflects no deductions for fees, expenses or taxes)	12.73%	5.12%	6.22%
Citigroup 3-Month Treasury Bill Index (Reflects no deductions for fees, expenses or taxes)	0.13%	2.30%	2.26%
Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (Reflects no deductions for fees, expenses or taxes)	6.31%	5.33%	7.02%
FTSE EPRA/NAREIT Developed Real Estate Index (Reflects no deductions for fees, expenses or taxes)	20.41%	2.88%	9.82%

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Shares only, and the after-tax returns for Investor A, Investor C and Class R Shares will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Investor A, Investor C, Institutional, Class R | LifePath Retirement Portfolio | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[3]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[3]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.01%	[3],[4],[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%	[3],[6],[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%	[3],[7]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.10%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	631
3 Years	rr_ExpenseExampleYear03	921
5 Years	rr_ExpenseExampleYear05	1,232
10 Years	rr_ExpenseExampleYear10	2,111
1 Year	rr_AverageAnnualReturnYear01	9.12%
5 Years	rr_AverageAnnualReturnYear05	4.29%
10 Years	rr_AverageAnnualReturnYear10	4.24%
Investor A, Investor C, Institutional, Class R | LifePath Retirement Portfolio | Investor C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[8]
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[3]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[3]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.01%	[3],[4],[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%	[3],[6],[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.18%	[3],[7]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.85%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	288
3 Years	rr_ExpenseExampleYear03	648
5 Years	rr_ExpenseExampleYear05	1,135
10 Years	rr_ExpenseExampleYear10	2,478
1 Year	rr_ExpenseExampleNoRedemptionYear01	188
3 Years	rr_ExpenseExampleNoRedemptionYear03	648
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,135
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,478
Investor A, Investor C, Institutional, Class R | LifePath Retirement Portfolio | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[3]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[3]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.01%	[3],[4],[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%	[3],[6],[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%	[3],[7]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.85%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	340
5 Years	rr_ExpenseExampleYear05	613
10 Years	rr_ExpenseExampleYear10	1,392
Annual Return 2001	rr_AnnualReturn2001	3.60%
Annual Return 2002	rr_AnnualReturn2002	(2.70%)
Annual Return 2003	rr_AnnualReturn2003	11.95%
Annual Return 2004	rr_AnnualReturn2004	6.35%
Annual Return 2005	rr_AnnualReturn2005	4.32%
Annual Return 2006	rr_AnnualReturn2006	8.80%
Annual Return 2007	rr_AnnualReturn2007	4.50%
Annual Return 2008	rr_AnnualReturn2008	(15.04%)
Annual Return 2009	rr_AnnualReturn2009	18.25%
Annual Return 2010	rr_AnnualReturn2010	9.33%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.80%)
1 Year	rr_AverageAnnualReturnYear01	9.33%
5 Years	rr_AverageAnnualReturnYear05	4.54%
10 Years	rr_AverageAnnualReturnYear10	4.57%
Investor A, Investor C, Institutional, Class R | LifePath Retirement Portfolio | Institutional Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.59%
5 Years	rr_AverageAnnualReturnYear05	3.43%
10 Years	rr_AverageAnnualReturnYear10	3.44%
Investor A, Investor C, Institutional, Class R | LifePath Retirement Portfolio | Institutional Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.14%
5 Years	rr_AverageAnnualReturnYear05	3.34%
10 Years	rr_AverageAnnualReturnYear10	3.34%
Investor A, Investor C, Institutional, Class R | LifePath Retirement Portfolio | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[3]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[3]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.01%	[3],[4],[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%	[3],[6],[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%	[3],[7]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.35%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	495
5 Years	rr_ExpenseExampleYear05	877
10 Years	rr_ExpenseExampleYear10	1,949
Investor A, Investor C, Institutional, Class R | LifePath Retirement Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LifePath Portfolio Overview Key Facts About LifePath® Retirement Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

LifePath® Retirement Portfolio ("LifePath Retirement Portfolio" or the "LifePath Portfolio"), a series of BlackRock Funds III (the "Trust"), is managed for investors seeking income and moderate long-term growth of capital.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the LifePath Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath Retirement Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors ("BFA") and its affiliates. More information about these and other discounts is available from your financial professional and in the "Details About the Share Classes" section on page 80 of the prospectus ("Prospectus") and in the "Purchase of Shares" section on page II-71 of the Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Retirement Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath Retirement Portfolio's performance. During the most recent fiscal year, the Retirement Master Portfolio's portfolio turnover rate was 4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors ("BFA") and its affiliates.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Independent Expenses have been restated to reflect current fees
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the LifePath Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Independent Expenses to reflect current fees
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in shares of the LifePath Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in shares of the LifePath Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the LifePath Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the LifePath Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

LifePath Retirement Portfolio invests all of its assets in the Retirement Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath Retirement Portfolio is designed for investors seeking current income and moderate long-term growth of capital. As of March 31, 2011, LifePath Retirement Portfolio held approximately 39% of its assets in Underlying Funds that invest primarily in equity securities, 61% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index. Because LifePath Retirement Portfolio is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain the LifePath Portfolio's risk profile.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the LifePath Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. The value of your investment in LifePath Retirement Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the LifePath Portfolio. LifePath Retirement Portfolio invests all of its assets in the Retirement Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath Retirement Portfolio in the description of risks below may include the Underlying Funds in which the Retirement Master Portfolio invests, as applicable.

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Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

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Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

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Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

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Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

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Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

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Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

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Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—	The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

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Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other equity funds that use different investment styles.

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Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

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Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

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Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

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Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

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Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

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REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

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Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

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U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table in this section provide some indication of the risks of investing in LifePath Retirement Portfolio. The bar chart shows the returns for Institutional Shares of LifePath Retirement Portfolio for each of the last ten calendar years. The average annual total return table compares the performance of LifePath Retirement Portfolio to that of the LifePath Retirement Portfolio Custom Benchmark. The LifePath Retirement Portfolio Custom Benchmark, a customized weighted index comprised of the different indexes set forth in the table below, is representative of the asset classes in which LifePath Retirement Portfolio invests according to their weightings as of the most recent quarter-end. Prior to May 3, 2010, Investor A Shares were designated Class R Shares and were subject to a different sales charge and distribution and service fee schedule. The performance information of Investor A Shares in the average annual total return table for the periods prior to April 30, 2001 (the date Investor A (formerly Class R) Shares commenced operations) shows the performance of Institutional Shares adjusted to reflect the fees of Investor A Shares. The average annual total return table does not reflect the Investor A sales charge. If such charge were reflected, the returns shown for Investor A Shares would be lower. The average annual total return table does not show the annual returns for the Investor C and Class R Shares since Investor C and Class R Shares do not have a full year of performance. Annual returns for Investor C and Class R Shares would differ from the annual returns for Institutional Shares because Investor C and Class R Shares are expected to have higher fees and expenses than Institutional Shares. For all periods prior to March 15, 2004, the returns for LifePath Retirement Portfolio reflect the direct investment by the Retirement Master Portfolio in a portfolio of securities and also reflect investment in accordance with a model that included "tactical," or short-term, shifts in allocation between stocks and bonds. How the LifePath Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain LifePath Portfolio expenses during these periods, the LifePath Portfolio's returns would have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the returns for Institutional Shares of LifePath Retirement Portfolio for each of the last ten calendar years. The average annual total return table compares the performance of LifePath Retirement Portfolio to that of the LifePath Retirement Portfolio Custom Benchmark.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the LifePath Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares ANNUAL TOTAL RETURNS LifePath Retirement Portfolio As of 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The average annual total return table does not reflect the Investor A sales charge. If such charge were reflected, the returns shown for Investor A Shares would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a quarter was 9.85% (quarter ended September 30, 2009) and the lowest return for a quarter was -7.80% (quarter ended December 31, 2008). The year-to-date return as of March 31, 2011 was 2.43%.

Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/10 Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Shares only, and the after-tax returns for Investor A, Investor C and Class R Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Shares only, and the after-tax returns for Investor A, Investor C and Class R Shares will vary.

Investor A, Investor C, Institutional, Class R | LifePath Retirement Portfolio | LifePath Retirement Portfolio Custom Benchmark (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.86%
5 Years	rr_AverageAnnualReturnYear05	5.32%
10 Years	rr_AverageAnnualReturnYear10	5.49%
Investor A, Investor C, Institutional, Class R | LifePath Retirement Portfolio | S&P 1500 Index (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.38%
5 Years	rr_AverageAnnualReturnYear05	2.65%
10 Years	rr_AverageAnnualReturnYear10	2.07%
Investor A, Investor C, Institutional, Class R | LifePath Retirement Portfolio | Barclays Capital U.S. Aggregate Bond Index (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
Investor A, Investor C, Institutional, Class R | LifePath Retirement Portfolio | MSCI All Country World ex US IMI Index (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.73%
5 Years	rr_AverageAnnualReturnYear05	5.12%
10 Years	rr_AverageAnnualReturnYear10	6.22%
Investor A, Investor C, Institutional, Class R | LifePath Retirement Portfolio | Citigroup 3-Month Treasury Bill Index (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.13%
5 Years	rr_AverageAnnualReturnYear05	2.30%
10 Years	rr_AverageAnnualReturnYear10	2.26%
Investor A, Investor C, Institutional, Class R | LifePath Retirement Portfolio | Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.31%
5 Years	rr_AverageAnnualReturnYear05	5.33%
10 Years	rr_AverageAnnualReturnYear10	7.02%
Investor A, Investor C, Institutional, Class R | LifePath Retirement Portfolio | FTSE EPRA/NAREIT Developed Real Estate Index (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.41%
5 Years	rr_AverageAnnualReturnYear05	2.88%
10 Years	rr_AverageAnnualReturnYear10	9.82%

[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	BFA, the investment adviser to Retirement Master Portfolio has contractually agreed to waive its management fee at the Retirement Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Institutional Trust Company, N.A. ("BTC"), from each investment company in which the Retirement Master Portfolio invests through April 30, 2012. This waiver may not be terminated prior to May 1, 2012 without the consent of the Board of Trustees of MIP.
[3]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath Retirement Portfolio and LifePath Retirement Master Portfolio (the "Retirement Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the Retirement Master Portfolio invests. Management fees are paid by the Retirement Master Portfolio.
[4]	Independent Expenses consist of LifePath Retirement Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath Retirement Portfolio and the Retirement Master Portfolio. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath Retirement Portfolio and the Retirement Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2021 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[5]	Independent Expenses have been restated to reflect current fees.
[6]	Acquired Fund Fees and Expenses reflect LifePath Retirement Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[7]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the LifePath Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Independent Expenses to reflect current fees.
[8]	There is no CDSC on Investor C Shares after one year.

Investor A, Investor C, Institutional, Class R | LifePath 2020 Portfolio
LifePath Portfolio Overview Key Facts About LifePath 2020 Portfolio®
Investment Objective

LifePath 2020 Portfolio® ("LifePath 2020 Portfolio" or the "LifePath Portfolio"), a series of BlackRock Funds III (the "Trust"), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020.

Fees and Expenses of the LifePath Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath 2020 Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors ("BFA") and its affiliates. More information about these and other discounts is available from your financial professional and in the "Details About the Share Classes" section on page 80 of the prospectus ("Prospectus") and in the "Purchase of Shares" section on page II-71 of the Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Investor A, Investor C, Institutional, Class R LifePath 2020 Portfolio	Investor A Shares		Investor C Shares		Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%		none		none	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[2]	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Investor A, Investor C, Institutional, Class R LifePath 2020 Portfolio		Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee	[1][2]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	[2]	0.25%	1.00%	none	0.50%
Other Expenses	[2]	0.51%	0.51%	0.51%	0.51%
Administration Fees	[2]	0.50%	0.50%	0.50%	0.50%
Independent Expenses	[2][3][4]	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses	[2][5][6]	0.33%	0.33%	0.33%	0.33%
Total Annual Fund Operating Expenses	[2][6]	1.44%	2.19%	1.19%	1.69%
Fee Waivers and/or Expense Reimbursements	[1][2][3]	(0.34%)	(0.34%)	(0.34%)	(0.34%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3]	1.10%	1.85%	0.85%	1.35%
[1]	BFA, the investment adviser to 2020 Master Portfolio has contractually agreed to waive its management fee at the 2020 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Institutional Trust Company, N.A. ("BTC"), from each investment company in which the 2020 Master Portfolio invests through April 30, 2012. This waiver may not be terminated prior to May 1, 2012 without the consent of the Board of Trustees of MIP.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2020 Portfolio and LifePath 2020 Master Portfolio (the "2020 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2020 Master Portfolio invests. Management fees are paid by the 2020 Master Portfolio.
[3]	Independent Expenses consist of LifePath 2020 Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2020 Portfolio and the 2020 Master Portfolio. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2020 Portfolio and the 2020 Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2021 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Independent Expenses have been restated to reflect current fees.
[5]	Acquired Fund Fees and Expenses reflect LifePath 2020 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[6]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the LifePath Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Independent Expenses to reflect current fees

Example

This Example is intended to help you compare the cost of investing in shares of LifePath 2020 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in shares of LifePath 2020 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2020 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Investor A, Investor C, Institutional, Class R LifePath 2020 Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A Shares	631	923	1,236	2,121
Investor C Shares	288	650	1,139	2,488
Institutional Shares	87	342	617	1,402
Class R Shares	137	497	882	1,959

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A, Investor C, Institutional, Class R LifePath 2020 Portfolio Investor C Shares	188	650	1,139	2,488

Portfolio Turnover

The 2020 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2020 Portfolio's performance. During the most recent fiscal year, the 2020 Master Portfolio's portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies of the LifePath Portfolio

LifePath 2020 Portfolio invests all of its assets in the 2020 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2020 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2020. As of March 31, 2011, LifePath 2020 Portfolio held approximately 59% of its assets in Underlying Funds that invest primarily in equity securities, 41% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios of the Trust:

fund name	LifePath Retirement Portfolio
x axis	0
y axis	39%

fund name	LifePath 2020 Portfolio
x axis	9
y axis	59%

fund name	LifePath 2025 Portfolio
x axis	14
y axis	67%

fund name	LifePath 2030 Portfolio
x axis	19
y axis	74%

fund name	LifePath 2035 Portfolio
x axis	24
y axis	81%

fund name	LifePath 2040 Portfolio
x axis	29
y axis	87%

fund name	LifePath 2045 Portfolio
x axis	34
y axis	93%

fund name	LifePath 2050 Portfolio
x axis	39
y axis	98%

fund name	LifePath 2055 Portfolio
x axis	44
y axis	99%

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BFA may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA's second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the "Details About the LifePath Portfolios — Information About the Underlying Funds" section of the Prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), globally (including domestic and international (including emerging market) funds), or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Principal Risks of Investing in the LifePath Portfolio

Risk is inherent in all investing. The value of your investment in LifePath 2020 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the LifePath Portfolio. LifePath 2020 Portfolio invests all of its assets in the 2020 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2020 Portfolio in the description of risks below may include the Underlying Funds in which the 2020 Master Portfolio invests, as applicable.

■

Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

■

Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

■

Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

■

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

■

Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■

Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—	The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other equity funds that use different investment styles.

■

Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

■

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

■

Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

■

U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Performance Information

The bar chart and table in this section provide some indication of the risks of investing in LifePath 2020 Portfolio. The bar chart shows the returns for Institutional Shares of LifePath 2020 Portfolio for each of the last ten calendar years. The average annual total return table compares the performance of LifePath 2020 Portfolio to that of the LifePath 2020 Portfolio Custom Benchmark. The LifePath 2020 Portfolio Custom Benchmark, a customized weighted index comprised of the different indexes set forth in the table below, is representative of the asset classes in which LifePath 2020 Portfolio invests according to their weightings as of the most recent quarter-end. Prior to May 3, 2010, Investor A Shares were designated Class R Shares and were subject to a different sales charge and distribution and service fee schedule. The performance information of Investor A Shares in the average annual total return table for the periods prior to April 30, 2001 (the date Investor A (formerly Class R) Shares commenced operations) shows performance of the Institutional Shares adjusted to reflect the fees of Investor A Shares. The average annual total return table does not reflect the Investor A sales charge. If such charge were reflected, the returns shown for Investor A Shares would be lower. The average annual total return table does not show the annual returns for Investor C and Class R Shares since Investor C and Class R Shares do not have a full year of performance. Annual returns for Investor C and Class R Shares would differ from the annual returns for Institutional Shares because Investor C and Class R Shares are expected to have higher fees and expenses than Institutional Shares. For all periods prior to March 15, 2004, the returns for LifePath 2020 Portfolio reflect the direct investment by the 2020 Master Portfolio in a portfolio of securities and also reflect investment in accordance with a model that included "tactical," or short-term, shifts in allocation between stocks and bonds. How the LifePath Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain LifePath Portfolio expenses during these periods, the LifePath Portfolio's returns would have been lower.

Institutional Shares ANNUAL TOTAL RETURNS LifePath 2020 Portfolio As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 13.89% (quarter ended June 30, 2009) and the lowest return for a quarter was –14.21% (quarter ended December 31, 2008). The year-to-date return as of March 31, 2011 was 3.24%.

As of 12/31/10 Average Annual Total Returns
Average Annual Total Returns - Investor A, Investor C, Institutional, Class R LifePath 2020 Portfolio	1 Year	5 Years	10 Years
Institutional Shares	10.90%	3.46%	3.13%
Institutional Shares Return After Taxes on Distributions	10.35%	2.64%	2.45%
Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	7.21%	2.62%	2.37%
Investor A Shares	10.56%	3.21%	2.77%
LifePath 2020 Portfolio Custom Benchmark (Reflects no deductions for fees, expenses or taxes)	12.74%	4.59%	4.17%
S&P 1500 Index (Reflects no deductions for fees, expenses or taxes)	16.38%	2.65%	2.07%
Barclays Capital U.S. Aggregate Bond Index (Reflects no deductions for fees, expenses or taxes)	6.54%	5.80%	5.84%
MSCI All Country World ex US IMI Index (Reflects no deductions for fees, expenses or taxes)	12.73%	5.12%	6.22%
Citigroup 3-Month Treasury Bill Index (Reflects no deductions for fees, expenses or taxes)	0.13%	2.30%	2.26%
Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (Reflects no deductions for fees, expenses or taxes)	6.31%	5.33%	7.02%
FTSE EPRA/NAREIT Developed Real Estate Index (Reflects no deductions for fees, expenses or taxes)	20.41%	2.88%	9.82%

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Shares only, and the after-tax returns for Investor A, Investor C and Class R Shares will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Investor A, Investor C, Institutional, Class R | LifePath 2020 Portfolio | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[3]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[3]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.01%	[3],[4],[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%	[3],[6],[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%	[3],[7]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.10%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	631
3 Years	rr_ExpenseExampleYear03	923
5 Years	rr_ExpenseExampleYear05	1,236
10 Years	rr_ExpenseExampleYear10	2,121
1 Year	rr_AverageAnnualReturnYear01	10.56%
5 Years	rr_AverageAnnualReturnYear05	3.21%
10 Years	rr_AverageAnnualReturnYear10	2.77%
Investor A, Investor C, Institutional, Class R | LifePath 2020 Portfolio | Investor C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[8]
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[3]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[3]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.01%	[3],[4],[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%	[3],[6],[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.19%	[3],[7]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.85%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	288
3 Years	rr_ExpenseExampleYear03	650
5 Years	rr_ExpenseExampleYear05	1,139
10 Years	rr_ExpenseExampleYear10	2,488
1 Year	rr_ExpenseExampleNoRedemptionYear01	188
3 Years	rr_ExpenseExampleNoRedemptionYear03	650
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,139
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,488
Investor A, Investor C, Institutional, Class R | LifePath 2020 Portfolio | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[3]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[3]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.01%	[3],[4],[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%	[3],[6],[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%	[3],[7]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.85%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	342
5 Years	rr_ExpenseExampleYear05	617
10 Years	rr_ExpenseExampleYear10	1,402
Annual Return 2001	rr_AnnualReturn2001	(6.42%)
Annual Return 2002	rr_AnnualReturn2002	(12.59%)
Annual Return 2003	rr_AnnualReturn2003	20.61%
Annual Return 2004	rr_AnnualReturn2004	9.27%
Annual Return 2005	rr_AnnualReturn2005	6.54%
Annual Return 2006	rr_AnnualReturn2006	13.01%
Annual Return 2007	rr_AnnualReturn2007	3.34%
Annual Return 2008	rr_AnnualReturn2008	(25.42%)
Annual Return 2009	rr_AnnualReturn2009	22.71%
Annual Return 2010	rr_AnnualReturn2010	10.90%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.21%)
1 Year	rr_AverageAnnualReturnYear01	10.90%
5 Years	rr_AverageAnnualReturnYear05	3.46%
10 Years	rr_AverageAnnualReturnYear10	3.13%
Investor A, Investor C, Institutional, Class R | LifePath 2020 Portfolio | Institutional Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.35%
5 Years	rr_AverageAnnualReturnYear05	2.64%
10 Years	rr_AverageAnnualReturnYear10	2.45%
Investor A, Investor C, Institutional, Class R | LifePath 2020 Portfolio | Institutional Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.21%
5 Years	rr_AverageAnnualReturnYear05	2.62%
10 Years	rr_AverageAnnualReturnYear10	2.37%
Investor A, Investor C, Institutional, Class R | LifePath 2020 Portfolio | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[3]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[3]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.01%	[3],[4],[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%	[3],[6],[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%	[3],[7]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.35%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	497
5 Years	rr_ExpenseExampleYear05	882
10 Years	rr_ExpenseExampleYear10	1,959
Investor A, Investor C, Institutional, Class R | LifePath 2020 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LifePath Portfolio Overview Key Facts About LifePath 2020 Portfolio®
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

LifePath 2020 Portfolio® ("LifePath 2020 Portfolio" or the "LifePath Portfolio"), a series of BlackRock Funds III (the "Trust"), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the LifePath Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath 2020 Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors ("BFA") and its affiliates. More information about these and other discounts is available from your financial professional and in the "Details About the Share Classes" section on page 80 of the prospectus ("Prospectus") and in the "Purchase of Shares" section on page II-71 of the Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The 2020 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2020 Portfolio's performance. During the most recent fiscal year, the 2020 Master Portfolio's portfolio turnover rate was 4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors ("BFA") and its affiliates.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Independent Expenses have been restated to reflect current fees
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the LifePath Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Independent Expenses to reflect current fees
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in shares of LifePath 2020 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in shares of LifePath 2020 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2020 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the LifePath Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

LifePath 2020 Portfolio invests all of its assets in the 2020 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2020 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2020. As of March 31, 2011, LifePath 2020 Portfolio held approximately 59% of its assets in Underlying Funds that invest primarily in equity securities, 41% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios of the Trust:

fund name	LifePath Retirement Portfolio
x axis	0
y axis	39%

fund name	LifePath 2020 Portfolio
x axis	9
y axis	59%

fund name	LifePath 2025 Portfolio
x axis	14
y axis	67%

fund name	LifePath 2030 Portfolio
x axis	19
y axis	74%

fund name	LifePath 2035 Portfolio
x axis	24
y axis	81%

fund name	LifePath 2040 Portfolio
x axis	29
y axis	87%

fund name	LifePath 2045 Portfolio
x axis	34
y axis	93%

fund name	LifePath 2050 Portfolio
x axis	39
y axis	98%

fund name	LifePath 2055 Portfolio
x axis	44
y axis	99%

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BFA may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA's second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the "Details About the LifePath Portfolios — Information About the Underlying Funds" section of the Prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), globally (including domestic and international (including emerging market) funds), or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the LifePath Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. The value of your investment in LifePath 2020 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the LifePath Portfolio. LifePath 2020 Portfolio invests all of its assets in the 2020 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2020 Portfolio in the description of risks below may include the Underlying Funds in which the 2020 Master Portfolio invests, as applicable.

■

Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

■

Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

■

Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

■

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

■

Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■

Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—	The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other equity funds that use different investment styles.

■

Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

■

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

■

Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

■

U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table in this section provide some indication of the risks of investing in LifePath 2020 Portfolio. The bar chart shows the returns for Institutional Shares of LifePath 2020 Portfolio for each of the last ten calendar years. The average annual total return table compares the performance of LifePath 2020 Portfolio to that of the LifePath 2020 Portfolio Custom Benchmark. The LifePath 2020 Portfolio Custom Benchmark, a customized weighted index comprised of the different indexes set forth in the table below, is representative of the asset classes in which LifePath 2020 Portfolio invests according to their weightings as of the most recent quarter-end. Prior to May 3, 2010, Investor A Shares were designated Class R Shares and were subject to a different sales charge and distribution and service fee schedule. The performance information of Investor A Shares in the average annual total return table for the periods prior to April 30, 2001 (the date Investor A (formerly Class R) Shares commenced operations) shows performance of the Institutional Shares adjusted to reflect the fees of Investor A Shares. The average annual total return table does not reflect the Investor A sales charge. If such charge were reflected, the returns shown for Investor A Shares would be lower. The average annual total return table does not show the annual returns for Investor C and Class R Shares since Investor C and Class R Shares do not have a full year of performance. Annual returns for Investor C and Class R Shares would differ from the annual returns for Institutional Shares because Investor C and Class R Shares are expected to have higher fees and expenses than Institutional Shares. For all periods prior to March 15, 2004, the returns for LifePath 2020 Portfolio reflect the direct investment by the 2020 Master Portfolio in a portfolio of securities and also reflect investment in accordance with a model that included "tactical," or short-term, shifts in allocation between stocks and bonds. How the LifePath Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain LifePath Portfolio expenses during these periods, the LifePath Portfolio's returns would have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the returns for Institutional Shares of LifePath 2020 Portfolio for each of the last ten calendar years. The average annual total return table compares the performance of LifePath 2020 Portfolio to that of the LifePath 2020 Portfolio Custom Benchmark.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the LifePath Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares ANNUAL TOTAL RETURNS LifePath 2020 Portfolio As of 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The average annual total return table does not reflect the Investor A sales charge. If such charge were reflected, the returns shown for Investor A Shares would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a quarter was 13.89% (quarter ended June 30, 2009) and the lowest return for a quarter was –14.21% (quarter ended December 31, 2008). The year-to-date return as of March 31, 2011 was 3.24%.

Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/10 Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Shares only, and the after-tax returns for Investor A, Investor C and Class R Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Shares only, and the after-tax returns for Investor A, Investor C and Class R Shares will vary.

Investor A, Investor C, Institutional, Class R | LifePath 2020 Portfolio | LifePath 2020 Portfolio Custom Benchmark (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	4.59%
10 Years	rr_AverageAnnualReturnYear10	4.17%
Investor A, Investor C, Institutional, Class R | LifePath 2020 Portfolio | S&P 1500 Index (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.38%
5 Years	rr_AverageAnnualReturnYear05	2.65%
10 Years	rr_AverageAnnualReturnYear10	2.07%
Investor A, Investor C, Institutional, Class R | LifePath 2020 Portfolio | Barclays Capital U.S. Aggregate Bond Index (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
Investor A, Investor C, Institutional, Class R | LifePath 2020 Portfolio | MSCI All Country World ex US IMI Index (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.73%
5 Years	rr_AverageAnnualReturnYear05	5.12%
10 Years	rr_AverageAnnualReturnYear10	6.22%
Investor A, Investor C, Institutional, Class R | LifePath 2020 Portfolio | Citigroup 3-Month Treasury Bill Index (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.13%
5 Years	rr_AverageAnnualReturnYear05	2.30%
10 Years	rr_AverageAnnualReturnYear10	2.26%
Investor A, Investor C, Institutional, Class R | LifePath 2020 Portfolio | Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.31%
5 Years	rr_AverageAnnualReturnYear05	5.33%
10 Years	rr_AverageAnnualReturnYear10	7.02%
Investor A, Investor C, Institutional, Class R | LifePath 2020 Portfolio | FTSE EPRA/NAREIT Developed Real Estate Index (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.41%
5 Years	rr_AverageAnnualReturnYear05	2.88%
10 Years	rr_AverageAnnualReturnYear10	9.82%

[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	BFA, the investment adviser to 2020 Master Portfolio has contractually agreed to waive its management fee at the 2020 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Institutional Trust Company, N.A. ("BTC"), from each investment company in which the 2020 Master Portfolio invests through April 30, 2012. This waiver may not be terminated prior to May 1, 2012 without the consent of the Board of Trustees of MIP.
[3]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2020 Portfolio and LifePath 2020 Master Portfolio (the "2020 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2020 Master Portfolio invests. Management fees are paid by the 2020 Master Portfolio.
[4]	Independent Expenses consist of LifePath 2020 Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2020 Portfolio and the 2020 Master Portfolio. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2020 Portfolio and the 2020 Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2021 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[5]	Independent Expenses have been restated to reflect current fees.
[6]	Acquired Fund Fees and Expenses reflect LifePath 2020 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[7]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the LifePath Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Independent Expenses to reflect current fees
[8]	There is no CDSC on Investor C Shares after one year.

Investor A, Investor C, Institutional, Class R | LifePath 2025 Portfolio
LifePath Portfolio Overview Key Facts About LifePath® 2025 Portfolio
Investment Objective

LifePath® 2025 Portfolio ("LifePath 2025 Portfolio" or the "LifePath Portfolio"), a series of BlackRock Funds III (the "Trust"), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2025.

Fees and Expenses of the LifePath Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath 2025 Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors ("BFA") and its affiliates. More information about these and other discounts is available from your financial professional and in the "Details About the Share Classes" section on page 80 of the prospectus ("Prospectus") and in the "Purchase of Shares" section on page II-71 of the Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Investor A, Investor C, Institutional, Class R LifePath 2025 Portfolio	Investor A Shares		Investor C Shares		Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%		none		none	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[2]	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Investor A, Investor C, Institutional, Class R LifePath 2025 Portfolio		Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee	[1][2]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	[2]	0.25%	1.00%	none	0.50%
Other Expenses	[2]	121.10%	121.10%	121.10%	121.10%
Administration Fees	[2]	0.50%	0.50%	0.50%	0.50%
Independent Expenses	[2][3][4]	120.60%	120.60%	120.60%	120.60%
Acquired Fund Fees and Expenses	[2][5][6]	0.34%	0.34%	0.34%	0.34%
Total Annual Fund Operating Expenses	[2][6]	122.04%	122.79%	121.79%	122.29%
Fee Waivers and/or Expense Reimbursements	[1][2][3]	(120.94%)	(120.94%)	(120.94%)	(120.94%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3]	1.10%	1.85%	0.85%	1.35%
[1]	BFA, the investment adviser to 2025 Master Portfolio has contractually agreed to waive its management fee at the 2025 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Institutional Trust Company, N.A. ("BTC"), from each investment company in which the 2025 Master Portfolio invests through April 30, 2012. This waiver may not be terminated prior to May 1, 2012 without the consent of the Board of Trustees of MIP.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2025 Portfolio and LifePath 2025 Master Portfolio (the "2025 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2025 Master Portfolio invests. Management fees are paid by the 2025 Master Portfolio.
[3]	Independent Expenses consist of LifePath 2025 Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2025 Portfolio and the 2025 Master Portfolio. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2025 Portfolio and the 2025 Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2021 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Independent Expenses have been restated to reflect current fees.
[5]	Acquired Fund Fees and Expenses reflect LifePath 2025 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[6]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the LifePath Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Independent Expenses to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in shares of LifePath 2025 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in shares of LifePath 2025 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2025 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Investor A, Investor C, Institutional, Class R LifePath 2025 Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A Shares	631	925	1,240	2,131
Investor C Shares	288	652	1,144	2,497
Institutional Shares	87	344	622	1,413
Class R Shares	137	499	886	1,969

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A, Investor C, Institutional, Class R LifePath 2025 Portfolio Investor C Shares	188	652	1,144	2,497

Portfolio Turnover

The 2025 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2025 Portfolio's performance. During the most recent fiscal period, the 2025 Master Portfolio's portfolio turnover rate was 2% of the average value of its portfolio.

Principal Investment Strategies of the LifePath Portfolio

LifePath 2025 Portfolio invests all of its assets in the 2025 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2025 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2025. As of March 31, 2011, LifePath 2025 Portfolio held approximately 67% of its assets in Underlying Funds that invest primarily in equity securities, 33% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios of the Trust:

fund name	LifePath Retirement Portfolio
x axis	0
y axis	39%

fund name	LifePath 2020 Portfolio
x axis	9
y axis	59%

fund name	LifePath 2025 Portfolio
x axis	14
y axis	67%

fund name	LifePath 2030 Portfolio
x axis	19
y axis	74%

fund name	LifePath 2035 Portfolio
x axis	24
y axis	81%

fund name	LifePath 2040 Portfolio
x axis	29
y axis	87%

fund name	LifePath 2045 Portfolio
x axis	34
y axis	93%

fund name	LifePath 2050 Portfolio
x axis	39
y axis	98%

fund name	LifePath 2055 Portfolio
x axis	44
y axis	99%

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BFA may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA's second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the "Details About the LifePath Portfolios — Information About the Underlying Funds" section of the Prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), globally (including domestic and international (including emerging market) funds), or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Principal Risks of Investing in the LifePath Portfolio

Risk is inherent in all investing. The value of your investment in LifePath 2025 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the LifePath Portfolio. LifePath 2025 Portfolio invests all of its assets in the 2025 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2025 Portfolio in the description of risks below may include the Underlying Funds in which the 2025 Master Portfolio invests, as applicable.

■

Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

■

Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

■

Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

■

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

■

Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■

Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—	The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other equity funds that use different investment styles.

■

Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

■

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

■

Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

■

U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Performance Information
Because LifePath 2025 Portfolio does not have a full year of operations, it does not disclose its performance history in this Prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Investor A, Investor C, Institutional, Class R | LifePath 2025 Portfolio | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses	rr_OtherExpensesOverAssets	121.10%	[3]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[3]
Independent Expenses	rr_Component2OtherExpensesOverAssets	120.60%	[3],[4],[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.34%	[3],[6],[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	122.04%	[3],[7]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(120.94%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.10%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	631
3 Years	rr_ExpenseExampleYear03	925
5 Years	rr_ExpenseExampleYear05	1,240
10 Years	rr_ExpenseExampleYear10	2,131
Investor A, Investor C, Institutional, Class R | LifePath 2025 Portfolio | Investor C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[8]
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[3]
Other Expenses	rr_OtherExpensesOverAssets	121.10%	[3]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[3]
Independent Expenses	rr_Component2OtherExpensesOverAssets	120.60%	[3],[4],[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.34%	[3],[6],[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	122.79%	[3],[7]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(120.94%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.85%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	288
3 Years	rr_ExpenseExampleYear03	652
5 Years	rr_ExpenseExampleYear05	1,144
10 Years	rr_ExpenseExampleYear10	2,497
1 Year	rr_ExpenseExampleNoRedemptionYear01	188
3 Years	rr_ExpenseExampleNoRedemptionYear03	652
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,144
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,497
Investor A, Investor C, Institutional, Class R | LifePath 2025 Portfolio | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	121.10%	[3]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[3]
Independent Expenses	rr_Component2OtherExpensesOverAssets	120.60%	[3],[4],[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.34%	[3],[6],[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	121.79%	[3],[7]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(120.94%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.85%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	344
5 Years	rr_ExpenseExampleYear05	622
10 Years	rr_ExpenseExampleYear10	1,413
Investor A, Investor C, Institutional, Class R | LifePath 2025 Portfolio | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[3]
Other Expenses	rr_OtherExpensesOverAssets	121.10%	[3]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[3]
Independent Expenses	rr_Component2OtherExpensesOverAssets	120.60%	[3],[4],[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.34%	[3],[6],[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	122.29%	[3],[7]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(120.94%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.35%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	499
5 Years	rr_ExpenseExampleYear05	886
10 Years	rr_ExpenseExampleYear10	1,969
Investor A, Investor C, Institutional, Class R | LifePath 2025 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LifePath Portfolio Overview Key Facts About LifePath® 2025 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

LifePath® 2025 Portfolio ("LifePath 2025 Portfolio" or the "LifePath Portfolio"), a series of BlackRock Funds III (the "Trust"), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2025.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the LifePath Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath 2025 Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors ("BFA") and its affiliates. More information about these and other discounts is available from your financial professional and in the "Details About the Share Classes" section on page 80 of the prospectus ("Prospectus") and in the "Purchase of Shares" section on page II-71 of the Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The 2025 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2025 Portfolio's performance. During the most recent fiscal period, the 2025 Master Portfolio's portfolio turnover rate was 2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors ("BFA") and its affiliates.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Independent Expenses have been restated to reflect current fees
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the LifePath Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Independent Expenses to reflect current fees
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in shares of LifePath 2025 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in shares of LifePath 2025 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2025 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the LifePath Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

LifePath 2025 Portfolio invests all of its assets in the 2025 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2025 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2025. As of March 31, 2011, LifePath 2025 Portfolio held approximately 67% of its assets in Underlying Funds that invest primarily in equity securities, 33% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios of the Trust:

fund name	LifePath Retirement Portfolio
x axis	0
y axis	39%

fund name	LifePath 2020 Portfolio
x axis	9
y axis	59%

fund name	LifePath 2025 Portfolio
x axis	14
y axis	67%

fund name	LifePath 2030 Portfolio
x axis	19
y axis	74%

fund name	LifePath 2035 Portfolio
x axis	24
y axis	81%

fund name	LifePath 2040 Portfolio
x axis	29
y axis	87%

fund name	LifePath 2045 Portfolio
x axis	34
y axis	93%

fund name	LifePath 2050 Portfolio
x axis	39
y axis	98%

fund name	LifePath 2055 Portfolio
x axis	44
y axis	99%

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BFA may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA's second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the "Details About the LifePath Portfolios — Information About the Underlying Funds" section of the Prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), globally (including domestic and international (including emerging market) funds), or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the LifePath Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. The value of your investment in LifePath 2025 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the LifePath Portfolio. LifePath 2025 Portfolio invests all of its assets in the 2025 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2025 Portfolio in the description of risks below may include the Underlying Funds in which the 2025 Master Portfolio invests, as applicable.

■

Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

■

Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

■

Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

■

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

■

Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■

Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—	The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other equity funds that use different investment styles.

■

Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

■

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

■

Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

■

U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because LifePath 2025 Portfolio does not have a full year of operations, it does not disclose its performance history in this Prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because LifePath 2025 Portfolio does not have a full year of operations, it does not disclose its performance history in this Prospectus

[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	BFA, the investment adviser to 2025 Master Portfolio has contractually agreed to waive its management fee at the 2025 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Institutional Trust Company, N.A. ("BTC"), from each investment company in which the 2025 Master Portfolio invests through April 30, 2012. This waiver may not be terminated prior to May 1, 2012 without the consent of the Board of Trustees of MIP.
[3]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2025 Portfolio and LifePath 2025 Master Portfolio (the "2025 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2025 Master Portfolio invests. Management fees are paid by the 2025 Master Portfolio.
[4]	Independent Expenses consist of LifePath 2025 Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2025 Portfolio and the 2025 Master Portfolio. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2025 Portfolio and the 2025 Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2021 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[5]	Independent Expenses have been restated to reflect current fees.
[6]	Acquired Fund Fees and Expenses reflect LifePath 2025 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[7]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the LifePath Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Independent Expenses to reflect current fees.
[8]	There is no CDSC on Investor C Shares after one year.

Investor A, Investor C, Institutional, Class R | LifePath 2030 Portfolio
LifePath Portfolio Overview Key Facts About LifePath 2030 Portfolio®
Investment Objective

LifePath 2030 Portfolio® ("LifePath 2030 Portfolio" or the "LifePath Portfolio"), a series of BlackRock Funds III (the "Trust"), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030.

Fees and Expenses of the LifePath Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath 2030 Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors ("BFA") and its affiliates. More information about these and other discounts is available from your financial professional and in the "Details About the Share Classes" section on page 80 of the prospectus ("Prospectus") and in the "Purchase of Shares" section on page II-71 of the Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Investor A, Investor C, Institutional, Class R LifePath 2030 Portfolio	Investor A Shares		Investor C Shares		Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%		none		none	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[2]	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Investor A, Investor C, Institutional, Class R LifePath 2030 Portfolio		Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee	[1][2]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	[2]	0.25%	1.00%	none	0.50%
Other Expenses	[2]	0.51%	0.51%	0.51%	0.51%
Administration Fees	[2]	0.50%	0.50%	0.50%	0.50%
Independent Expenses	[2][3][4]	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses	[2][5][6]	0.33%	0.33%	0.33%	0.33%
Total Annual Fund Operating Expenses	[2][6]	1.44%	2.19%	1.19%	1.69%
Fee Waivers and/or Expense Reimbursements	[1][2][3]	(0.34%)	(0.34%)	(0.34%)	(0.34%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3]	1.10%	1.85%	0.85%	1.35%
[1]	BFA, the investment adviser to 2030 Master Portfolio has contractually agreed to waive its management fee at the 2030 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Institutional Trust Company, N.A. ("BTC"), from each investment company in which the 2030 Master Portfolio invests through April 30, 2012. This waiver may not be terminated prior to May 1, 2012 without the consent of the Board of Trustees of MIP.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2030 Portfolio and LifePath 2030 Master Portfolio (the "2030 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2030 Master Portfolio invests. Management fees are paid by the 2030 Master Portfolio.
[3]	Independent Expenses consist of LifePath 2030 Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2030 Portfolio and the 2030 Master Portfolio. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2030 Portfolio and the 2030 Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2021 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Independent Expenses have been restated to reflect current fees.
[5]	Acquired Fund Fees and Expenses reflect LifePath 2030 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[6]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the LifePath Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Independent Expenses to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in shares of LifePath 2030 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in shares of LifePath 2030 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2030 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Investor A, Investor C, Institutional, Class R LifePath 2030 Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A Shares	631	923	1,236	2,121
Investor C Shares	288	650	1,139	2,488
Institutional Shares	87	342	617	1,402
Class R Shares	137	497	882	1,959

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A, Investor C, Institutional, Class R LifePath 2030 Portfolio Investor C Shares	188	650	1,139	2,488

Portfolio Turnover

The 2030 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2030 Portfolio's performance. During the most recent fiscal year, the 2030 Master Portfolio's portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategies of the LifePath Portfolio

LifePath 2030 Portfolio invests all of its assets in the 2030 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2030 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2030. As of March 31, 2011, LifePath 2030 Portfolio held approximately 74% of its assets in Underlying Funds that invest primarily in equity securities, 26% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path—the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios of the Trust:

fund name	LifePath Retirement Portfolio
x axis	0
y axis	39%

fund name	LifePath 2020 Portfolio
x axis	9
y axis	59%

fund name	LifePath 2025 Portfolio
x axis	14
y axis	67%

fund name	LifePath 2030 Portfolio
x axis	19
y axis	74%

fund name	LifePath 2035 Portfolio
x axis	24
y axis	81%

fund name	LifePath 2040 Portfolio
x axis	29
y axis	87%

fund name	LifePath 2045 Portfolio
x axis	34
y axis	93%

fund name	LifePath 2050 Portfolio
x axis	39
y axis	98%

fund name	LifePath 2055 Portfolio
x axis	44
y axis	99%

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BFA may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA's second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the "Details About the LifePath Portfolios — Information About the Underlying Funds" section of the Prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), globally (including domestic and international (including emerging market) funds), or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Principal Risks of Investing in the LifePath Portfolio

Risk is inherent in all investing. The value of your investment in LifePath 2030 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the LifePath Portfolio. LifePath 2030 Portfolio invests all of its assets in the 2030 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2030 Portfolio in the description of risks below may include the Underlying Funds in which the 2030 Master Portfolio invests, as applicable.

■

Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

■

Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

■

Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

■

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

■

Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■

Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—	The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other equity funds that use different investment styles.

■

Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

■

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

■

Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

■

U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Performance Information

The bar chart and table in this section provide some indication of the risks of investing in LifePath 2030 Portfolio. The bar chart shows the returns for Institutional Shares of LifePath 2030 Portfolio for each of the last ten calendar years. The average annual total return table compares the performance of LifePath 2030 Portfolio to that of the LifePath 2030 Portfolio Custom Benchmark. The LifePath 2030 Portfolio Custom Benchmark, a customized weighted index comprised of the different indexes set forth in the table below, is representative of the asset classes in which LifePath 2030 Portfolio invests according to their weightings as of the most recent quarter-end. Prior to May 3, 2010, Investor A Shares were designated Class R Shares and were subject to a different sales charge and distribution and service fee schedule. The performance information of Investor A Shares in the average annual total return table for the periods prior to April 30, 2001 (the date Investor A (formerly Class R) Shares commenced operations) shows the performance of Institutional Shares adjusted to reflect the fees of Investor A Shares. The average annual total return table does not reflect the Investor A sales charge. If such charge were reflected, the returns shown for Investor A Shares would be lower. The average annual total returns table does not show the annual returns for Investor C and Class R Shares since Investor C and Class R Shares do not have a full year of performance. Annual returns for Investor C and Class R Shares would differ from the annual returns for Institutional Shares because Investor C and Class R Shares are expected to have higher fess and expenses than Institutional Shares. For all periods prior to March 15, 2004, the returns for LifePath 2030 Portfolio reflect the direct investment by the 2030 Master Portfolio in a portfolio of securities and also reflect investment in accordance with a model that included "tactical," or short-term, shifts in allocation between stocks and bonds. How the LifePath Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain LifePath Portfolio expenses during these periods, the LifePath Portfolio's returns would have been lower.

Institutional Shares ANNUAL TOTAL RETURNS LifePath 2030 Portfolio As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 16.61% (quarter ended June 30, 2009) and the lowest return for a quarter was –17.90% (quarter ended December 31, 2008). The year-to-date return as of March 31, 2011 was 3.97%.

As of 12/31/10 Average Annual Total Returns
Average Annual Total Returns - Investor A, Investor C, Institutional, Class R LifePath 2030 Portfolio	1 Year	5 Years	10 Years
Institutional Shares	11.86%	2.77%	2.54%
Institutional Shares Return After Taxes on Distributions	11.37%	1.98%	1.73%
Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	7.87%	2.14%	1.88%
Investor A Shares	11.53%	2.52%	2.23%
LifePath 2030 Portfolio Custom Benchmark (Reflects no deductions for fees, expenses or taxes)	14.13%	4.13%	3.66%
S&P 1500 Index (Reflects no deductions for fees, expenses or taxes)	16.38%	2.65%	2.07%
Barclays Capital U.S. Aggregate Bond Index (Reflects no deductions for fees, expenses or taxes)	6.54%	5.80%	5.84%
MSCI All Country World ex US IMI Index (Reflects no deductions for fees, expenses or taxes)	12.73%	5.12%	6.22%
Citigroup 3-Month Treasury Bill Index (Reflects no deductions for fees, expenses or taxes)	0.13%	2.30%	2.26%
Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (Reflects no deductions for fees, expenses or taxes)	6.31%	5.33%	7.02%
FTSE EPRA/NAREIT Developed Real Estate Index (Reflects no deductions for fees, expenses or taxes)	20.41%	2.88%	9.82%

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Institutional Shares only, and the after-tax returns for Investor A, Investor C and Class R Shares will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Investor A, Investor C, Institutional, Class R | LifePath 2030 Portfolio | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[3]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[3]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.01%	[3],[4],[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%	[3],[6],[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%	[3],[7]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.10%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	631
3 Years	rr_ExpenseExampleYear03	923
5 Years	rr_ExpenseExampleYear05	1,236
10 Years	rr_ExpenseExampleYear10	2,121
1 Year	rr_AverageAnnualReturnYear01	11.53%
5 Years	rr_AverageAnnualReturnYear05	2.52%
10 Years	rr_AverageAnnualReturnYear10	2.23%
Investor A, Investor C, Institutional, Class R | LifePath 2030 Portfolio | Investor C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[8]
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[3]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[3]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.01%	[3],[4],[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%	[3],[6],[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.19%	[3],[7]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.85%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	288
3 Years	rr_ExpenseExampleYear03	650
5 Years	rr_ExpenseExampleYear05	1,139
10 Years	rr_ExpenseExampleYear10	2,488
1 Year	rr_ExpenseExampleNoRedemptionYear01	188
3 Years	rr_ExpenseExampleNoRedemptionYear03	650
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,139
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,488
Investor A, Investor C, Institutional, Class R | LifePath 2030 Portfolio | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[3]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[3]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.01%	[3],[4],[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%	[3],[6],[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%	[3],[7]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.85%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	342
5 Years	rr_ExpenseExampleYear05	617
10 Years	rr_ExpenseExampleYear10	1,402
Annual Return 2001	rr_AnnualReturn2001	(9.94%)
Annual Return 2002	rr_AnnualReturn2002	(15.73%)
Annual Return 2003	rr_AnnualReturn2003	23.86%
Annual Return 2004	rr_AnnualReturn2004	10.78%
Annual Return 2005	rr_AnnualReturn2005	7.63%
Annual Return 2006	rr_AnnualReturn2006	15.12%
Annual Return 2007	rr_AnnualReturn2007	2.64%
Annual Return 2008	rr_AnnualReturn2008	(31.03%)
Annual Return 2009	rr_AnnualReturn2009	25.77%
Annual Return 2010	rr_AnnualReturn2010	11.86%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.90%)
1 Year	rr_AverageAnnualReturnYear01	11.86%
5 Years	rr_AverageAnnualReturnYear05	2.77%
10 Years	rr_AverageAnnualReturnYear10	2.54%
Investor A, Investor C, Institutional, Class R | LifePath 2030 Portfolio | Institutional Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.37%
5 Years	rr_AverageAnnualReturnYear05	1.98%
10 Years	rr_AverageAnnualReturnYear10	1.73%
Investor A, Investor C, Institutional, Class R | LifePath 2030 Portfolio | Institutional Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.87%
5 Years	rr_AverageAnnualReturnYear05	2.14%
10 Years	rr_AverageAnnualReturnYear10	1.88%
Investor A, Investor C, Institutional, Class R | LifePath 2030 Portfolio | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[3]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[3]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.01%	[3],[4],[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%	[3],[6],[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%	[3],[7]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.35%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	497
5 Years	rr_ExpenseExampleYear05	882
10 Years	rr_ExpenseExampleYear10	1,959
Investor A, Investor C, Institutional, Class R | LifePath 2030 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LifePath Portfolio Overview Key Facts About LifePath 2030 Portfolio®
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

LifePath 2030 Portfolio® ("LifePath 2030 Portfolio" or the "LifePath Portfolio"), a series of BlackRock Funds III (the "Trust"), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the LifePath Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath 2030 Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors ("BFA") and its affiliates. More information about these and other discounts is available from your financial professional and in the "Details About the Share Classes" section on page 80 of the prospectus ("Prospectus") and in the "Purchase of Shares" section on page II-71 of the Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The 2030 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2030 Portfolio's performance. During the most recent fiscal year, the 2030 Master Portfolio's portfolio turnover rate was 3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors ("BFA") and its affiliates.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Independent Expenses have been restated to reflect current fees
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the LifePath Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Independent Expenses to reflect current fees
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in shares of LifePath 2030 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in shares of LifePath 2030 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2030 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the LifePath Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

LifePath 2030 Portfolio invests all of its assets in the 2030 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2030 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2030. As of March 31, 2011, LifePath 2030 Portfolio held approximately 74% of its assets in Underlying Funds that invest primarily in equity securities, 26% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path—the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios of the Trust:

fund name	LifePath Retirement Portfolio
x axis	0
y axis	39%

fund name	LifePath 2020 Portfolio
x axis	9
y axis	59%

fund name	LifePath 2025 Portfolio
x axis	14
y axis	67%

fund name	LifePath 2030 Portfolio
x axis	19
y axis	74%

fund name	LifePath 2035 Portfolio
x axis	24
y axis	81%

fund name	LifePath 2040 Portfolio
x axis	29
y axis	87%

fund name	LifePath 2045 Portfolio
x axis	34
y axis	93%

fund name	LifePath 2050 Portfolio
x axis	39
y axis	98%

fund name	LifePath 2055 Portfolio
x axis	44
y axis	99%

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BFA may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA's second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the "Details About the LifePath Portfolios — Information About the Underlying Funds" section of the Prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), globally (including domestic and international (including emerging market) funds), or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the LifePath Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. The value of your investment in LifePath 2030 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the LifePath Portfolio. LifePath 2030 Portfolio invests all of its assets in the 2030 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2030 Portfolio in the description of risks below may include the Underlying Funds in which the 2030 Master Portfolio invests, as applicable.

■

Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

■

Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

■

Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

■

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

■

Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■

Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—	The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other equity funds that use different investment styles.

■

Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

■

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

■

Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

■

U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table in this section provide some indication of the risks of investing in LifePath 2030 Portfolio. The bar chart shows the returns for Institutional Shares of LifePath 2030 Portfolio for each of the last ten calendar years. The average annual total return table compares the performance of LifePath 2030 Portfolio to that of the LifePath 2030 Portfolio Custom Benchmark. The LifePath 2030 Portfolio Custom Benchmark, a customized weighted index comprised of the different indexes set forth in the table below, is representative of the asset classes in which LifePath 2030 Portfolio invests according to their weightings as of the most recent quarter-end. Prior to May 3, 2010, Investor A Shares were designated Class R Shares and were subject to a different sales charge and distribution and service fee schedule. The performance information of Investor A Shares in the average annual total return table for the periods prior to April 30, 2001 (the date Investor A (formerly Class R) Shares commenced operations) shows the performance of Institutional Shares adjusted to reflect the fees of Investor A Shares. The average annual total return table does not reflect the Investor A sales charge. If such charge were reflected, the returns shown for Investor A Shares would be lower. The average annual total returns table does not show the annual returns for Investor C and Class R Shares since Investor C and Class R Shares do not have a full year of performance. Annual returns for Investor C and Class R Shares would differ from the annual returns for Institutional Shares because Investor C and Class R Shares are expected to have higher fess and expenses than Institutional Shares. For all periods prior to March 15, 2004, the returns for LifePath 2030 Portfolio reflect the direct investment by the 2030 Master Portfolio in a portfolio of securities and also reflect investment in accordance with a model that included "tactical," or short-term, shifts in allocation between stocks and bonds. How the LifePath Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain LifePath Portfolio expenses during these periods, the LifePath Portfolio's returns would have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the returns for Institutional Shares of LifePath 2030 Portfolio for each of the last ten calendar years. The average annual total return table compares the performance of LifePath 2030 Portfolio to that of the LifePath 2030 Portfolio Custom Benchmark.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the LifePath Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares ANNUAL TOTAL RETURNS LifePath 2030 Portfolio As of 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The average annual total return table does not reflect the Investor A sales charge. If such charge were reflected, the returns shown for Investor A Shares would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a quarter was 16.61% (quarter ended June 30, 2009) and the lowest return for a quarter was –17.90% (quarter ended December 31, 2008). The year-to-date return as of March 31, 2011 was 3.97%.

Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/10 Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Shares only, and the after-tax returns for Investor A, Investor C and Class R Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Institutional Shares only, and the after-tax returns for Investor A, Investor C and Class R Shares will vary.

Investor A, Investor C, Institutional, Class R | LifePath 2030 Portfolio | LifePath 2030 Portfolio Custom Benchmark (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.13%
5 Years	rr_AverageAnnualReturnYear05	4.13%
10 Years	rr_AverageAnnualReturnYear10	3.66%
Investor A, Investor C, Institutional, Class R | LifePath 2030 Portfolio | S&P 1500 Index (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.38%
5 Years	rr_AverageAnnualReturnYear05	2.65%
10 Years	rr_AverageAnnualReturnYear10	2.07%
Investor A, Investor C, Institutional, Class R | LifePath 2030 Portfolio | Barclays Capital U.S. Aggregate Bond Index (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
Investor A, Investor C, Institutional, Class R | LifePath 2030 Portfolio | MSCI All Country World ex US IMI Index (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.73%
5 Years	rr_AverageAnnualReturnYear05	5.12%
10 Years	rr_AverageAnnualReturnYear10	6.22%
Investor A, Investor C, Institutional, Class R | LifePath 2030 Portfolio | Citigroup 3-Month Treasury Bill Index (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.13%
5 Years	rr_AverageAnnualReturnYear05	2.30%
10 Years	rr_AverageAnnualReturnYear10	2.26%
Investor A, Investor C, Institutional, Class R | LifePath 2030 Portfolio | Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.31%
5 Years	rr_AverageAnnualReturnYear05	5.33%
10 Years	rr_AverageAnnualReturnYear10	7.02%
Investor A, Investor C, Institutional, Class R | LifePath 2030 Portfolio | FTSE EPRA/NAREIT Developed Real Estate Index (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.41%
5 Years	rr_AverageAnnualReturnYear05	2.88%
10 Years	rr_AverageAnnualReturnYear10	9.82%

[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	BFA, the investment adviser to 2030 Master Portfolio has contractually agreed to waive its management fee at the 2030 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Institutional Trust Company, N.A. ("BTC"), from each investment company in which the 2030 Master Portfolio invests through April 30, 2012. This waiver may not be terminated prior to May 1, 2012 without the consent of the Board of Trustees of MIP.
[3]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2030 Portfolio and LifePath 2030 Master Portfolio (the "2030 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2030 Master Portfolio invests. Management fees are paid by the 2030 Master Portfolio.
[4]	Independent Expenses consist of LifePath 2030 Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2030 Portfolio and the 2030 Master Portfolio. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2030 Portfolio and the 2030 Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2021 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[5]	Independent Expenses have been restated to reflect current fees.
[6]	Acquired Fund Fees and Expenses reflect LifePath 2030 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[7]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the LifePath Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Independent Expenses to reflect current fees.
[8]	There is no CDSC on Investor C Shares after one year.

Investor A, Investor C, Institutional, Class R | LifePath 2035 Portfolio
LifePath Portfolio Overview Key Facts About LifePath® 2035 Portfolio
Investment Objective

LifePath® 2035 Portfolio ("LifePath 2035 Portfolio" or the "LifePath Portfolio"), a series of BlackRock Funds III (the "Trust"), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2035.

Fees and Expenses of the LifePath Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath 2035 Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors ("BFA") and its affiliates. More information about these and other discounts is available from your financial professional and in the "Details About the Share Classes" section on page 80 of the prospectus ("Prospectus") and in the "Purchase of Shares" section on page II-71 of the Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Investor A, Investor C, Institutional, Class R LifePath 2035 Portfolio	Investor A Shares		Investor C Shares		Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%		none		none	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[2]	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Investor A, Investor C, Institutional, Class R LifePath 2035 Portfolio		Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee	[1][2]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	[2]	0.25%	1.00%	none	0.50%
Other Expenses	[2]	117.35%	117.35%	117.35%	117.35%
Administration Fees	[2]	0.50%	0.50%	0.50%	0.50%
Independent Expenses	[2][3][4]	116.85%	116.85%	116.85%	116.85%
Acquired Fund Fees and Expenses	[2][5][6]	0.35%	0.35%	0.35%	0.35%
Total Annual Fund Operating Expenses	[2][6]	118.30%	119.05%	118.05%	118.55%
Fee Waivers and/or Expense Reimbursements	[1][2][3]	(117.20%)	(117.20%)	(117.20%)	(117.20%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3]	1.10%	1.85%	0.85%	1.35%
[1]	BFA, the investment adviser to 2035 Master Portfolio has contractually agreed to waive its management fee at the 2035 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Institutional Trust Company, N.A. ("BTC"), from each investment company in which the 2035 Master Portfolio invests through April 30, 2012. This waiver may not be terminated prior to May 1, 2012 without the consent of the Board of Trustees of MIP.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2035 Portfolio and LifePath 2035 Master Portfolio (the "2035 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2035 Master Portfolio invests. Management fees are paid by the 2035 Master Portfolio.
[3]	Independent Expenses consist of LifePath 2035 Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2035 Portfolio and the 2035 Master Portfolio. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2035 Portfolio and the 2035 Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2021 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Independent Expenses have been restated to reflect current fees.
[5]	Acquired Fund Fees and Expenses reflect LifePath 2035 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[6]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the LifePath Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Independent Expenses to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in shares of LifePath 2035 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in shares of LifePath 2035 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2035 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Investor A, Investor C, Institutional, Class R LifePath 2035 Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A Shares	631	927	1,244	2,141
Investor C Shares	288	655	1,148	2,507
Institutional Shares	87	346	626	1,424
Class R Shares	137	502	890	1,979

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A, Investor C, Institutional, Class R LifePath 2035 Portfolio Investor C Shares	188	655	1,148	2,507

Portfolio Turnover

The 2035 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2035 Portfolio's performance. During the most recent fiscal period, the 2035 Master Portfolio's portfolio turnover rate was 1% of the average value of its portfolio.

Principal Investment Strategies of the LifePath Portfolio

LifePath 2035 Portfolio invests all of its assets in the 2035 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2035 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2035. As of March 31, 2011, LifePath 2035 Portfolio held approximately 81% of its assets in Underlying Funds that invest primarily in equity securities, 19% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios of the Trust:

fund name	LifePath Retirement Portfolio
x axis	0
y axis	39%

fund name	LifePath 2020 Portfolio
x axis	9
y axis	59%

fund name	LifePath 2025 Portfolio
x axis	14
y axis	67%

fund name	LifePath 2030 Portfolio
x axis	19
y axis	74%

fund name	LifePath 2035 Portfolio
x axis	24
y axis	81%

fund name	LifePath 2040 Portfolio
x axis	29
y axis	87%

fund name	LifePath 2045 Portfolio
x axis	34
y axis	93%

fund name	LifePath 2050 Portfolio
x axis	39
y axis	98%

fund name	LifePath 2055 Portfolio
x axis	44
y axis	99%

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio. In general, the adjustments will be limited to  +/- 10% relative to the target allocations. BFA may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA's second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the "Details About the LifePath Portfolios — Information About the Underlying Funds" section of the Prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), globally (including domestic and international (including emerging market) funds), or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Principal Risks of Investing in the LifePath Portfolio

Risk is inherent in all investing. The value of your investment in LifePath 2035 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the LifePath Portfolio. LifePath 2035 Portfolio invests all of its assets in the 2035 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2035 Portfolio in the description of risks below may include the Underlying Funds in which the 2035 Master Portfolio invests, as applicable.

■

Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

■

Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

■

Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

■

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

■

Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■

Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—	The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other equity funds that use different investment styles.

■

Investments in Mutual Funds and Exchange Traded Funds Risk– The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

■

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

■

Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

■

U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Performance Information
Because LifePath 2035 Portfolio does not have a full year of operations, it does not disclose its performance history in this Prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Investor A, Investor C, Institutional, Class R | LifePath 2035 Portfolio | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses	rr_OtherExpensesOverAssets	117.35%	[3]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[3]
Independent Expenses	rr_Component2OtherExpensesOverAssets	116.85%	[3],[4],[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%	[3],[6],[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	118.30%	[3],[7]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(117.20%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.10%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	631
3 Years	rr_ExpenseExampleYear03	927
5 Years	rr_ExpenseExampleYear05	1,244
10 Years	rr_ExpenseExampleYear10	2,141
Investor A, Investor C, Institutional, Class R | LifePath 2035 Portfolio | Investor C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[8]
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[3]
Other Expenses	rr_OtherExpensesOverAssets	117.35%	[3]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[3]
Independent Expenses	rr_Component2OtherExpensesOverAssets	116.85%	[3],[4],[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%	[3],[6],[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	119.05%	[3],[7]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(117.20%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.85%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	288
3 Years	rr_ExpenseExampleYear03	655
5 Years	rr_ExpenseExampleYear05	1,148
10 Years	rr_ExpenseExampleYear10	2,507
1 Year	rr_ExpenseExampleNoRedemptionYear01	188
3 Years	rr_ExpenseExampleNoRedemptionYear03	655
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,148
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,507
Investor A, Investor C, Institutional, Class R | LifePath 2035 Portfolio | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	117.35%	[3]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[3]
Independent Expenses	rr_Component2OtherExpensesOverAssets	116.85%	[3],[4],[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%	[3],[6],[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	118.05%	[3],[7]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(117.20%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.85%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	346
5 Years	rr_ExpenseExampleYear05	626
10 Years	rr_ExpenseExampleYear10	1,424
Investor A, Investor C, Institutional, Class R | LifePath 2035 Portfolio | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[3]
Other Expenses	rr_OtherExpensesOverAssets	117.35%	[3]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[3]
Independent Expenses	rr_Component2OtherExpensesOverAssets	116.85%	[3],[4],[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%	[3],[6],[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	118.55%	[3],[7]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(117.20%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.35%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	502
5 Years	rr_ExpenseExampleYear05	890
10 Years	rr_ExpenseExampleYear10	1,979
Investor A, Investor C, Institutional, Class R | LifePath 2035 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LifePath Portfolio Overview Key Facts About LifePath® 2035 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

LifePath® 2035 Portfolio ("LifePath 2035 Portfolio" or the "LifePath Portfolio"), a series of BlackRock Funds III (the "Trust"), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2035.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the LifePath Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath 2035 Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors ("BFA") and its affiliates. More information about these and other discounts is available from your financial professional and in the "Details About the Share Classes" section on page 80 of the prospectus ("Prospectus") and in the "Purchase of Shares" section on page II-71 of the Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The 2035 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2035 Portfolio's performance. During the most recent fiscal period, the 2035 Master Portfolio's portfolio turnover rate was 1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors ("BFA") and its affiliates.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Independent Expenses have been restated to reflect current fees
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the LifePath Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Independent Expenses to reflect current fees
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in shares of LifePath 2035 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in shares of LifePath 2035 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2035 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the LifePath Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

LifePath 2035 Portfolio invests all of its assets in the 2035 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2035 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2035. As of March 31, 2011, LifePath 2035 Portfolio held approximately 81% of its assets in Underlying Funds that invest primarily in equity securities, 19% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios of the Trust:

fund name	LifePath Retirement Portfolio
x axis	0
y axis	39%

fund name	LifePath 2020 Portfolio
x axis	9
y axis	59%

fund name	LifePath 2025 Portfolio
x axis	14
y axis	67%

fund name	LifePath 2030 Portfolio
x axis	19
y axis	74%

fund name	LifePath 2035 Portfolio
x axis	24
y axis	81%

fund name	LifePath 2040 Portfolio
x axis	29
y axis	87%

fund name	LifePath 2045 Portfolio
x axis	34
y axis	93%

fund name	LifePath 2050 Portfolio
x axis	39
y axis	98%

fund name	LifePath 2055 Portfolio
x axis	44
y axis	99%

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio. In general, the adjustments will be limited to  +/- 10% relative to the target allocations. BFA may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA's second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the "Details About the LifePath Portfolios — Information About the Underlying Funds" section of the Prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), globally (including domestic and international (including emerging market) funds), or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the LifePath Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. The value of your investment in LifePath 2035 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the LifePath Portfolio. LifePath 2035 Portfolio invests all of its assets in the 2035 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2035 Portfolio in the description of risks below may include the Underlying Funds in which the 2035 Master Portfolio invests, as applicable.

■

Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

■

Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

■

Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

■

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

■

Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■

Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—	The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other equity funds that use different investment styles.

■

Investments in Mutual Funds and Exchange Traded Funds Risk– The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

■

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

■

Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

■

U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because LifePath 2035 Portfolio does not have a full year of operations, it does not disclose its performance history in this Prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because LifePath 2035 Portfolio does not have a full year of operations, it does not disclose its performance history in this Prospectus

[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	BFA, the investment adviser to 2035 Master Portfolio has contractually agreed to waive its management fee at the 2035 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Institutional Trust Company, N.A. ("BTC"), from each investment company in which the 2035 Master Portfolio invests through April 30, 2012. This waiver may not be terminated prior to May 1, 2012 without the consent of the Board of Trustees of MIP.
[3]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2035 Portfolio and LifePath 2035 Master Portfolio (the "2035 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2035 Master Portfolio invests. Management fees are paid by the 2035 Master Portfolio.
[4]	Independent Expenses consist of LifePath 2035 Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2035 Portfolio and the 2035 Master Portfolio. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2035 Portfolio and the 2035 Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2021 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[5]	Independent Expenses have been restated to reflect current fees.
[6]	Acquired Fund Fees and Expenses reflect LifePath 2035 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[7]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the LifePath Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Independent Expenses to reflect current fees.
[8]	There is no CDSC on Investor C Shares after one year.

Investor A, Investor C, Institutional, Class R | LifePath 2040 Portfolio
LifePath Portfolio Overview Key Facts About LifePath 2040 Portfolio®
Investment Objective

LifePath 2040 Portfolio® ("LifePath 2040 Portfolio" or the "LifePath Portfolio"), a series of BlackRock Funds III (the "Trust"), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040.

Fees and Expenses of the LifePath Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath 2040 Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors ("BFA") and its affiliates. More information about these and other discounts is available from your financial professional and in the "Details About the Share Classes" section on page 80 of the prospectus ("Prospectus") and in the "Purchase of Shares" section on page II-71 of the Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Investor A, Investor C, Institutional, Class R LifePath 2040 Portfolio	Investor A Shares		Investor C Shares		Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%		none		none	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[2]	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Investor A, Investor C, Institutional, Class R LifePath 2040 Portfolio		Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee	[1][2]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	[2]	0.25%	1.00%	none	0.50%
Other Expenses	[2]	0.51%	0.51%	0.51%	0.51%
Administration Fees	[2]	0.50%	0.50%	0.50%	0.50%
Independent Expenses	[2][3][4]	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses	[2][5][6]	0.33%	0.33%	0.33%	0.33%
Total Annual Fund Operating Expenses	[2][6]	1.44%	2.19%	1.19%	1.69%
Fee Waivers and/or Expense Reimbursements	[1][2][3]	(0.34%)	(0.34%)	(0.34%)	(0.34%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3]	1.10%	1.85%	0.85%	1.35%
[1]	BFA, the investment adviser to 2040 Master Portfolio has contractually agreed to waive its management fee at the 2040 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Institutional Trust Company, N.A. ("BTC"), from each investment company in which the 2040 Master Portfolio invests through April 30, 2012. This waiver may not be terminated prior to May 1, 2012 without the consent of the Board of Trustees of MIP.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2040 Portfolio and LifePath 2040 Master Portfolio (the "2040 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2040 Master Portfolio invests. Management fees are paid by the 2040 Master Portfolio.
[3]	Independent Expenses consist of LifePath 2040 Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2040 Portfolio and the 2040 Master Portfolio. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2040 Portfolio and the 2040 Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2021 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Independent Expenses have been restated to reflect current fees.
[5]	Acquired Fund Fees and Expenses reflect LifePath 2040 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[6]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the LifePath Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Independent Expenses to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in shares of LifePath 2040 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in shares of LifePath 2040 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2040 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Investor A, Investor C, Institutional, Class R LifePath 2040 Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A Shares	631	923	1,236	2,121
Investor C Shares	288	650	1,139	2,488
Institutional Shares	87	342	617	1,402
Class R Shares	137	497	882	1,959

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A, Investor C, Institutional, Class R LifePath 2040 Portfolio Investor C Shares	188	650	1,139	2,488

Portfolio Turnover

The 2040 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2040 Portfolio's performance. During the most recent fiscal year, the 2040 Master Portfolio's portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies of the LifePath Portfolio

LifePath 2040 Portfolio invests all of its assets in the 2040 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of the equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2040 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2040. As of March 31, 2011, LifePath 2040 Portfolio held approximately 87% of its assets in Underlying Funds that invest primarily in equity securities, 13% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path—the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios of the Trust:

fund name	LifePath Retirement Portfolio
x axis	0
y axis	39%

fund name	LifePath 2020 Portfolio
x axis	9
y axis	59%

fund name	LifePath 2025 Portfolio
x axis	14
y axis	67%

fund name	LifePath 2030 Portfolio
x axis	19
y axis	74%

fund name	LifePath 2035 Portfolio
x axis	24
y axis	81%

fund name	LifePath 2040 Portfolio
x axis	29
y axis	87%

fund name	LifePath 2045 Portfolio
x axis	34
y axis	93%

fund name	LifePath 2050 Portfolio
x axis	39
y axis	98%

fund name	LifePath 2055 Portfolio
x axis	44
y axis	99%

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BFA may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA's second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the "Details About the LifePath Portfolios — Information About the Underlying Funds" section of the Prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), globally (including domestic and international (including emerging market) funds), or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Principal Risks of Investing in the LifePath Portfolio

Risk is inherent in all investing. The value of your investment in LifePath 2040 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the LifePath Portfolio. LifePath 2040 Portfolio invests all of its assets in the 2040 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2040 Portfolio in the description of risks below may include the Underlying Funds in which the 2040 Master Portfolio invests, as applicable.

■

Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

■

Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

■

Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

■

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

■

Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■

Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—	The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other equity funds that use different investment styles.

■

Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

■

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

■

Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

■

U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Performance Information

The bar chart and table in this section provide some indication of the risks of investing in LifePath 2040 Portfolio. The bar chart shows the returns for Institutional Shares of LifePath 2040 Portfolio for each of the last ten calendar years. The average annual total return table compares the performance of LifePath 2040 Portfolio to that of the LifePath 2040 Portfolio Custom Benchmark. The LifePath 2040 Portfolio Custom Benchmark, a customized weighted index comprised of the different indexes set forth in the table below, is representative of the asset classes in which LifePath 2040 Portfolio invests according to their weightings as of the most recent quarter-end. Prior to May 3, 2010, Investor A Shares were designated Class R Shares and were subject to a different sales charge and distribution and service fee schedule. The performance information of Investor A Shares in the average annual total return table for the periods prior to April 30, 2001 (the date Investor A (formerly Class R) Shares commenced operations) shows the performance of Institutional Shares adjusted to reflect the fees of Investor A Shares. The average annual total return table does not reflect the Investor A sales charge. If such charge were reflected, the returns shown for Investor A Shares would be lower. The average annual total return table does not show the annual returns for Investor C and Class R Shares since Investor C and Class R Shares do not have a full year of performance. Annual returns for Investor C and Class R Shares would differ from the annual returns for Institutional Shares because Investor C and Class R Shares are expected to have higher fees and expenses than Institutional Shares. For all periods prior to March 15, 2004, the returns for LifePath 2040 Portfolio reflect the direct investment by 2040 Master Portfolio in a portfolio of securities and also reflect investment in accordance with a model that included "tactical," or short-term, shifts in allocation between stocks and bonds. How the LifePath Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain LifePath Portfolio expenses during these periods, the LifePath Portfolio's returns would have been lower.

Institutional Shares ANNUAL TOTAL RETURNS LifePath 2040 Portfolio As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 19.00% (quarter ended June 30, 2009) and the lowest return for a quarter was –20.80% (quarter ended December 31, 2008). The year-to-date return as of March 31, 2011 was 4.44%.

As of 12/31/10 Average Annual Total Returns
Average Annual Total Returns - Investor A, Investor C, Institutional, Class R LifePath 2040 Portfolio	1 Year	5 Years	10 Years
Institutional Shares	12.71%	2.16%	1.89%
Institutional Shares Return After Taxes on Distributions	12.32%	1.67%	1.51%
Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	8.48%	1.74%	1.50%
Investor A Shares	12.40%	1.91%	1.70%
LifePath 2040 Portfolio Custom Benchmark (Reflects no deductions for fees, expenses or taxes)	15.18%	3.69%	3.08%
S&P 1500 Index (Reflects no deductions for fees, expenses or taxes)	16.38%	2.65%	2.07%
Barclays Capital U.S. Aggregate Bond Index (Reflects no deductions for fees, expenses or taxes)	6.54%	5.80%	5.84%
MSCI All Country World ex US IMI Index (Reflects no deductions for fees, expenses or taxes)	12.73%	5.12%	6.22%
Citigroup 3-Month Treasury Bill Index (Reflects no deductions for fees, expenses or taxes)	0.13%	2.30%	2.26%
Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (Reflects no deductions for fees, expenses or taxes)	6.31%	5.33%	7.02%
FTSE EPRA/NAREIT Developed Real Estate Index (Reflects no deductions for fees, expenses or taxes)	20.41%	2.88%	9.82%

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Shares only, and the after-tax returns for Investor A, Investor C and Class R Shares will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Investor A, Investor C, Institutional, Class R | LifePath 2040 Portfolio | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[3]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[3]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.01%	[3],[4],[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%	[3],[6],[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%	[3],[7]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.10%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	631
3 Years	rr_ExpenseExampleYear03	923
5 Years	rr_ExpenseExampleYear05	1,236
10 Years	rr_ExpenseExampleYear10	2,121
1 Year	rr_AverageAnnualReturnYear01	12.40%
5 Years	rr_AverageAnnualReturnYear05	1.91%
10 Years	rr_AverageAnnualReturnYear10	1.70%
Investor A, Investor C, Institutional, Class R | LifePath 2040 Portfolio | Investor C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[8]
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[3]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[3]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.01%	[3],[4],[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%	[3],[6],[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.19%	[3],[7]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.85%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	288
3 Years	rr_ExpenseExampleYear03	650
5 Years	rr_ExpenseExampleYear05	1,139
10 Years	rr_ExpenseExampleYear10	2,488
1 Year	rr_ExpenseExampleNoRedemptionYear01	188
3 Years	rr_ExpenseExampleNoRedemptionYear03	650
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,139
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,488
Investor A, Investor C, Institutional, Class R | LifePath 2040 Portfolio | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[3]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[3]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.01%	[3],[4],[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%	[3],[6],[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%	[3],[7]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.85%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	342
5 Years	rr_ExpenseExampleYear05	617
10 Years	rr_ExpenseExampleYear10	1,402
Annual Return 2001	rr_AnnualReturn2001	(13.41%)
Annual Return 2002	rr_AnnualReturn2002	(18.73%)
Annual Return 2003	rr_AnnualReturn2003	27.64%
Annual Return 2004	rr_AnnualReturn2004	11.43%
Annual Return 2005	rr_AnnualReturn2005	8.24%
Annual Return 2006	rr_AnnualReturn2006	16.97%
Annual Return 2007	rr_AnnualReturn2007	2.03%
Annual Return 2008	rr_AnnualReturn2008	(35.40%)
Annual Return 2009	rr_AnnualReturn2009	28.08%
Annual Return 2010	rr_AnnualReturn2010	12.71%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.44%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.80%)
1 Year	rr_AverageAnnualReturnYear01	12.71%
5 Years	rr_AverageAnnualReturnYear05	2.16%
10 Years	rr_AverageAnnualReturnYear10	1.89%
Investor A, Investor C, Institutional, Class R | LifePath 2040 Portfolio | Institutional Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.32%
5 Years	rr_AverageAnnualReturnYear05	1.67%
10 Years	rr_AverageAnnualReturnYear10	1.51%
Investor A, Investor C, Institutional, Class R | LifePath 2040 Portfolio | Institutional Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.48%
5 Years	rr_AverageAnnualReturnYear05	1.74%
10 Years	rr_AverageAnnualReturnYear10	1.50%
Investor A, Investor C, Institutional, Class R | LifePath 2040 Portfolio | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[3]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[3]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.01%	[3],[4],[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%	[3],[6],[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%	[3],[7]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.35%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	497
5 Years	rr_ExpenseExampleYear05	882
10 Years	rr_ExpenseExampleYear10	1,959
Investor A, Investor C, Institutional, Class R | LifePath 2040 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LifePath Portfolio Overview Key Facts About LifePath 2040 Portfolio®
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

LifePath 2040 Portfolio® ("LifePath 2040 Portfolio" or the "LifePath Portfolio"), a series of BlackRock Funds III (the "Trust"), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the LifePath Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath 2040 Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors ("BFA") and its affiliates. More information about these and other discounts is available from your financial professional and in the "Details About the Share Classes" section on page 80 of the prospectus ("Prospectus") and in the "Purchase of Shares" section on page II-71 of the Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The 2040 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2040 Portfolio's performance. During the most recent fiscal year, the 2040 Master Portfolio's portfolio turnover rate was 4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors ("BFA") and its affiliates.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Independent Expenses have been restated to reflect current fees
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the LifePath Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Independent Expenses to reflect current fees
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in shares of LifePath 2040 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in shares of LifePath 2040 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2040 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the LifePath Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

LifePath 2040 Portfolio invests all of its assets in the 2040 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of the equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2040 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2040. As of March 31, 2011, LifePath 2040 Portfolio held approximately 87% of its assets in Underlying Funds that invest primarily in equity securities, 13% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path—the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios of the Trust:

fund name	LifePath Retirement Portfolio
x axis	0
y axis	39%

fund name	LifePath 2020 Portfolio
x axis	9
y axis	59%

fund name	LifePath 2025 Portfolio
x axis	14
y axis	67%

fund name	LifePath 2030 Portfolio
x axis	19
y axis	74%

fund name	LifePath 2035 Portfolio
x axis	24
y axis	81%

fund name	LifePath 2040 Portfolio
x axis	29
y axis	87%

fund name	LifePath 2045 Portfolio
x axis	34
y axis	93%

fund name	LifePath 2050 Portfolio
x axis	39
y axis	98%

fund name	LifePath 2055 Portfolio
x axis	44
y axis	99%

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BFA may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA's second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the "Details About the LifePath Portfolios — Information About the Underlying Funds" section of the Prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), globally (including domestic and international (including emerging market) funds), or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the LifePath Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. The value of your investment in LifePath 2040 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the LifePath Portfolio. LifePath 2040 Portfolio invests all of its assets in the 2040 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2040 Portfolio in the description of risks below may include the Underlying Funds in which the 2040 Master Portfolio invests, as applicable.

■

Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

■

Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

■

Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

■

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

■

Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■

Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—	The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other equity funds that use different investment styles.

■

Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

■

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

■

Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

■

U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table in this section provide some indication of the risks of investing in LifePath 2040 Portfolio. The bar chart shows the returns for Institutional Shares of LifePath 2040 Portfolio for each of the last ten calendar years. The average annual total return table compares the performance of LifePath 2040 Portfolio to that of the LifePath 2040 Portfolio Custom Benchmark. The LifePath 2040 Portfolio Custom Benchmark, a customized weighted index comprised of the different indexes set forth in the table below, is representative of the asset classes in which LifePath 2040 Portfolio invests according to their weightings as of the most recent quarter-end. Prior to May 3, 2010, Investor A Shares were designated Class R Shares and were subject to a different sales charge and distribution and service fee schedule. The performance information of Investor A Shares in the average annual total return table for the periods prior to April 30, 2001 (the date Investor A (formerly Class R) Shares commenced operations) shows the performance of Institutional Shares adjusted to reflect the fees of Investor A Shares. The average annual total return table does not reflect the Investor A sales charge. If such charge were reflected, the returns shown for Investor A Shares would be lower. The average annual total return table does not show the annual returns for Investor C and Class R Shares since Investor C and Class R Shares do not have a full year of performance. Annual returns for Investor C and Class R Shares would differ from the annual returns for Institutional Shares because Investor C and Class R Shares are expected to have higher fees and expenses than Institutional Shares. For all periods prior to March 15, 2004, the returns for LifePath 2040 Portfolio reflect the direct investment by 2040 Master Portfolio in a portfolio of securities and also reflect investment in accordance with a model that included "tactical," or short-term, shifts in allocation between stocks and bonds. How the LifePath Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain LifePath Portfolio expenses during these periods, the LifePath Portfolio's returns would have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the returns for Institutional Shares of LifePath 2040 Portfolio for each of the last ten calendar years. The average annual total return table compares the performance of LifePath 2040 Portfolio to that of the LifePath 2040 Portfolio Custom Benchmark.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the LifePath Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares ANNUAL TOTAL RETURNS LifePath 2040 Portfolio As of 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The average annual total return table does not reflect the Investor A sales charge. If such charge were reflected, the returns shown for Investor A Shares would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a quarter was 19.00% (quarter ended June 30, 2009) and the lowest return for a quarter was –20.80% (quarter ended December 31, 2008). The year-to-date return as of March 31, 2011 was 4.44%.

Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/10 Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Shares only, and the after-tax returns for Investor A, Investor C and Class R Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Shares only, and the after-tax returns for Investor A, Investor C and Class R Shares will vary.

Investor A, Investor C, Institutional, Class R | LifePath 2040 Portfolio | LifePath 2040 Portfolio Custom Benchmark (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.18%
5 Years	rr_AverageAnnualReturnYear05	3.69%
10 Years	rr_AverageAnnualReturnYear10	3.08%
Investor A, Investor C, Institutional, Class R | LifePath 2040 Portfolio | S&P 1500 Index (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.38%
5 Years	rr_AverageAnnualReturnYear05	2.65%
10 Years	rr_AverageAnnualReturnYear10	2.07%
Investor A, Investor C, Institutional, Class R | LifePath 2040 Portfolio | Barclays Capital U.S. Aggregate Bond Index (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
Investor A, Investor C, Institutional, Class R | LifePath 2040 Portfolio | MSCI All Country World ex US IMI Index (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.73%
5 Years	rr_AverageAnnualReturnYear05	5.12%
10 Years	rr_AverageAnnualReturnYear10	6.22%
Investor A, Investor C, Institutional, Class R | LifePath 2040 Portfolio | Citigroup 3-Month Treasury Bill Index (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.13%
5 Years	rr_AverageAnnualReturnYear05	2.30%
10 Years	rr_AverageAnnualReturnYear10	2.26%
Investor A, Investor C, Institutional, Class R | LifePath 2040 Portfolio | Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.31%
5 Years	rr_AverageAnnualReturnYear05	5.33%
10 Years	rr_AverageAnnualReturnYear10	7.02%
Investor A, Investor C, Institutional, Class R | LifePath 2040 Portfolio | FTSE EPRA/NAREIT Developed Real Estate Index (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.41%
5 Years	rr_AverageAnnualReturnYear05	2.88%
10 Years	rr_AverageAnnualReturnYear10	9.82%

[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	BFA, the investment adviser to 2040 Master Portfolio has contractually agreed to waive its management fee at the 2040 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Institutional Trust Company, N.A. ("BTC"), from each investment company in which the 2040 Master Portfolio invests through April 30, 2012. This waiver may not be terminated prior to May 1, 2012 without the consent of the Board of Trustees of MIP.
[3]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2040 Portfolio and LifePath 2040 Master Portfolio (the "2040 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2040 Master Portfolio invests. Management fees are paid by the 2040 Master Portfolio.
[4]	Independent Expenses consist of LifePath 2040 Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2040 Portfolio and the 2040 Master Portfolio. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2040 Portfolio and the 2040 Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2021 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[5]	Independent Expenses have been restated to reflect current fees.
[6]	Acquired Fund Fees and Expenses reflect LifePath 2040 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[7]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the LifePath Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Independent Expenses to reflect current fees.
[8]	There is no CDSC on Investor C Shares after one year.

Investor A, Investor C, Institutional, Class R | LifePath 2045 Portfolio
LifePath Portfolio Overview Key Facts About LifePath® 2045 Portfolio
Investment Objective

LifePath® 2045 Portfolio ("LifePath 2045 Portfolio" or the "LifePath Portfolio"), a series of BlackRock Funds III (the "Trust"), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2045.

Fees and Expenses of the LifePath Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath 2045 Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors ("BFA") and its affiliates. More information about these and other discounts is available from your financial professional and in the "Details About the Share Classes" section on page 80 of the prospectus ("Prospectus") and in the "Purchase of Shares" section on page II-71 of the Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Investor A, Investor C, Institutional, Class R LifePath 2045 Portfolio	Investor A Shares		Investor C Shares		Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%		none		none	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[2]	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Investor A, Investor C, Institutional, Class R LifePath 2045 Portfolio		Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee	[1][2]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	[2]	0.25%	1.00%	none	0.50%
Other Expenses	[2]	116.34%	116.34%	116.34%	116.34%
Administration Fees	[2]	0.50%	0.50%	0.50%	0.50%
Independent Expenses	[2][3][4]	115.84%	115.84%	115.84%	115.84%
Acquired Fund Fees and Expenses	[2][5][6]	0.35%	0.35%	0.35%	0.35%
Total Annual Fund Operating Expenses	[2][6]	117.29%	118.04%	117.04%	117.54%
Fee Waivers and/or Expense Reimbursements	[1][2][3]	(116.19%)	(116.19%)	(116.19%)	(116.19%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3]	1.10%	1.85%	0.85%	1.35%
[1]	BFA, the investment adviser to 2045 Master Portfolio has contractually agreed to waive its management fee at the 2045 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Institutional Trust Company, N.A. ("BTC"), from each investment company in which the 2045 Master Portfolio invests through April 30, 2012. This waiver may not be terminated prior to May 1, 2012 without the consent of the Board of Trustees of MIP.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2045 Portfolio and LifePath 2045 Master Portfolio (the "2045 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2045 Master Portfolio invests. Management fees are paid by the 2045 Master Portfolio.
[3]	Independent Expenses consist of LifePath 2045 Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2045 Portfolio and the 2045 Master Portfolio. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2045 Portfolio and the 2045 Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2021 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Independent Expenses have been restated to reflect current fees.
[5]	Acquired Fund Fees and Expenses reflect LifePath 2045 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[6]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the LifePath Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Independent Expenses to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in shares of LifePath 2045 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in shares of LifePath 2045 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2045 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Investor A, Investor C, Institutional, Class R LifePath 2045 Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A Shares	631	927	1,244	2,141
Investor C Shares	288	655	1,148	2,507
Institutional Shares	87	346	626	1,424
Class R Shares	137	502	890	1,979

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A, Investor C, Institutional, Class R LifePath 2045 Portfolio Investor C Shares	188	655	1,148	2,507

Portfolio Turnover

The 2045 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2045 Portfolio's performance. During the most recent fiscal period, the 2045 Master Portfolio's portfolio turnover rate was 1% of the average value of its portfolio.

Principal Investment Strategies of the LifePath Portfolio

LifePath 2045 Portfolio invests all of its assets in the 2045 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2045 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2045. As of March 31, 2011, LifePath 2045 Portfolio held approximately 93% of its assets in Underlying Funds that invest primarily in equity securities, 7% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios of the Trust:

fund name	LifePath Retirement Portfolio
x axis	0
y axis	39%

fund name	LifePath 2020 Portfolio
x axis	9
y axis	59%

fund name	LifePath 2025 Portfolio
x axis	14
y axis	67%

fund name	LifePath 2030 Portfolio
x axis	19
y axis	74%

fund name	LifePath 2035 Portfolio
x axis	24
y axis	81%

fund name	LifePath 2040 Portfolio
x axis	29
y axis	87%

fund name	LifePath 2045 Portfolio
x axis	34
y axis	93%

fund name	LifePath 2050 Portfolio
x axis	39
y axis	98%

fund name	LifePath 2055 Portfolio
x axis	44
y axis	99%

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BFA may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA's second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the "Details About the LifePath Portfolios — Information About the Underlying Funds" section of the Prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), globally (including domestic and international (including emerging market) funds), or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Principal Risks of Investing in the LifePath Portfolio

Risk is inherent in all investing. The value of your investment in LifePath 2045 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the LifePath Portfolio. LifePath 2045 Portfolio invests all of its assets in the 2045 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2045 Portfolio in the description of risks below may include the Underlying Funds in which the 2045 Master Portfolio invests, as applicable.

■

Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

■

Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

■

Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

■

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

■

Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■

Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—	The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other equity funds that use different investment styles.

■

Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

■

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

■

Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

■

U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Performance Information
LifePath 2045 Portfolio does not have a full year of operations, it does not disclose its performance history in this Prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Investor A, Investor C, Institutional, Class R | LifePath 2045 Portfolio | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses	rr_OtherExpensesOverAssets	116.34%	[3]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[3]
Independent Expenses	rr_Component2OtherExpensesOverAssets	115.84%	[3],[4],[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%	[3],[6],[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	117.29%	[3],[7]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(116.19%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.10%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	631
3 Years	rr_ExpenseExampleYear03	927
5 Years	rr_ExpenseExampleYear05	1,244
10 Years	rr_ExpenseExampleYear10	2,141
Investor A, Investor C, Institutional, Class R | LifePath 2045 Portfolio | Investor C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[8]
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[3]
Other Expenses	rr_OtherExpensesOverAssets	116.34%	[3]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[3]
Independent Expenses	rr_Component2OtherExpensesOverAssets	115.84%	[3],[4],[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%	[3],[6],[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	118.04%	[3],[7]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(116.19%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.85%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	288
3 Years	rr_ExpenseExampleYear03	655
5 Years	rr_ExpenseExampleYear05	1,148
10 Years	rr_ExpenseExampleYear10	2,507
1 Year	rr_ExpenseExampleNoRedemptionYear01	188
3 Years	rr_ExpenseExampleNoRedemptionYear03	655
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,148
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,507
Investor A, Investor C, Institutional, Class R | LifePath 2045 Portfolio | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	116.34%	[3]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[3]
Independent Expenses	rr_Component2OtherExpensesOverAssets	115.84%	[3],[4],[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%	[3],[6],[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	117.04%	[3],[7]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(116.19%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.85%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	346
5 Years	rr_ExpenseExampleYear05	626
10 Years	rr_ExpenseExampleYear10	1,424
Investor A, Investor C, Institutional, Class R | LifePath 2045 Portfolio | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[3]
Other Expenses	rr_OtherExpensesOverAssets	116.34%	[3]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[3]
Independent Expenses	rr_Component2OtherExpensesOverAssets	115.84%	[3],[4],[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%	[3],[6],[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	117.54%	[3],[7]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(116.19%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.35%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	502
5 Years	rr_ExpenseExampleYear05	890
10 Years	rr_ExpenseExampleYear10	1,979
Investor A, Investor C, Institutional, Class R | LifePath 2045 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LifePath Portfolio Overview Key Facts About LifePath® 2045 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

LifePath® 2045 Portfolio ("LifePath 2045 Portfolio" or the "LifePath Portfolio"), a series of BlackRock Funds III (the "Trust"), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2045.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the LifePath Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath 2045 Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors ("BFA") and its affiliates. More information about these and other discounts is available from your financial professional and in the "Details About the Share Classes" section on page 80 of the prospectus ("Prospectus") and in the "Purchase of Shares" section on page II-71 of the Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The 2045 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2045 Portfolio's performance. During the most recent fiscal period, the 2045 Master Portfolio's portfolio turnover rate was 1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors ("BFA") and its affiliates.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Independent Expenses have been restated to reflect current fees
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the LifePath Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Independent Expenses to reflect current fees
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in shares of LifePath 2045 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in shares of LifePath 2045 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2045 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the LifePath Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

LifePath 2045 Portfolio invests all of its assets in the 2045 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2045 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2045. As of March 31, 2011, LifePath 2045 Portfolio held approximately 93% of its assets in Underlying Funds that invest primarily in equity securities, 7% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios of the Trust:

fund name	LifePath Retirement Portfolio
x axis	0
y axis	39%

fund name	LifePath 2020 Portfolio
x axis	9
y axis	59%

fund name	LifePath 2025 Portfolio
x axis	14
y axis	67%

fund name	LifePath 2030 Portfolio
x axis	19
y axis	74%

fund name	LifePath 2035 Portfolio
x axis	24
y axis	81%

fund name	LifePath 2040 Portfolio
x axis	29
y axis	87%

fund name	LifePath 2045 Portfolio
x axis	34
y axis	93%

fund name	LifePath 2050 Portfolio
x axis	39
y axis	98%

fund name	LifePath 2055 Portfolio
x axis	44
y axis	99%

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BFA may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA's second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the "Details About the LifePath Portfolios — Information About the Underlying Funds" section of the Prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), globally (including domestic and international (including emerging market) funds), or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the LifePath Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. The value of your investment in LifePath 2045 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the LifePath Portfolio. LifePath 2045 Portfolio invests all of its assets in the 2045 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2045 Portfolio in the description of risks below may include the Underlying Funds in which the 2045 Master Portfolio invests, as applicable.

■

Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

■

Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

■

Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

■

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

■

Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■

Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—	The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other equity funds that use different investment styles.

■

Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

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Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

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Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

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Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

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U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	LifePath 2045 Portfolio does not have a full year of operations, it does not disclose its performance history in this Prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	LifePath 2045 Portfolio does not have a full year of operations, it does not disclose its performance history in this Prospectus

[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	BFA, the investment adviser to 2045 Master Portfolio has contractually agreed to waive its management fee at the 2045 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Institutional Trust Company, N.A. ("BTC"), from each investment company in which the 2045 Master Portfolio invests through April 30, 2012. This waiver may not be terminated prior to May 1, 2012 without the consent of the Board of Trustees of MIP.
[3]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2045 Portfolio and LifePath 2045 Master Portfolio (the "2045 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2045 Master Portfolio invests. Management fees are paid by the 2045 Master Portfolio.
[4]	Independent Expenses consist of LifePath 2045 Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2045 Portfolio and the 2045 Master Portfolio. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2045 Portfolio and the 2045 Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2021 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[5]	Independent Expenses have been restated to reflect current fees.
[6]	Acquired Fund Fees and Expenses reflect LifePath 2045 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[7]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the LifePath Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Independent Expenses to reflect current fees.
[8]	There is no CDSC on Investor C Shares after one year.

Investor A, Investor C, Institutional, Class R | Lifepath 2050 Portfolio
LifePath Portfolio Overview Key Facts About the LifePath® 2050 Portfolio
Investment Objective

LifePath® 2050 Portfolio (the "LifePath 2050 Portfolio" or the "LifePath Portfolio"), a series of BlackRock Funds III (the "Trust"), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2050.

Fees and Expenses of the LifePath Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath 2050 Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors ("BFA") and its affiliates. More information about these and other discounts is available from your financial professional and in the "Details About the Share Classes" section on page 80 of the prospectus ("Prospectus") and in the "Purchase of Shares" section on page II-71 of the Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Investor A, Investor C, Institutional, Class R Lifepath 2050 Portfolio	Investor A Shares		Investor C Shares		Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%		none		none	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[2]	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Investor A, Investor C, Institutional, Class R Lifepath 2050 Portfolio		Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee	[1][2]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	[2]	0.25%	1.00%	none	0.50%
Other Expenses	[2]	0.62%	0.62%	0.62%	0.62%
Administration Fees	[2]	0.50%	0.50%	0.50%	0.50%
Independent Expenses	[2][3][4]	0.12%	0.12%	0.12%	0.12%
Acquired Fund Fees and Expenses	[2][5][6]	0.34%	0.34%	0.34%	0.34%
Total Annual Fund Operating Expenses	[2][6]	1.56%	2.31%	1.31%	1.81%
Fee Waivers and/or Expense Reimbursements	[1][2][4]	(0.46%)	(0.46%)	(0.46%)	(0.46%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][4]	1.10%	1.85%	0.85%	1.35%
[1]	BFA, the investment adviser to 2050 Master Portfolio has contractually agreed to waive its management fee at the 2050 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Institutional Trust Company, N.A. ("BTC"), from each investment company in which the 2050 Master Portfolio invests through April 30, 2012. This waiver may not be terminated prior to May 1, 2012 without the consent of the Board of Trustees of MIP.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2050 Portfolio and LifePath 2050 Master Portfolio (the "2050 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2050 Master Portfolio invests. Management fees are paid by the 2050 Master Portfolio.
[3]	Independent Expenses have been restated to reflect current fees.
[4]	Independent Expenses consist of LifePath 2050 Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services in connection with LifePath 2050 Portfolio and the 2050 Master Portfolio. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2050 Portfolio and the 2050 Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2021 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[5]	Acquired Fund Fees and Expenses reflect LifePath 2050 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[6]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the LifePath Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Independent Expenses to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in shares of LifePath 2050 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in shares of LifePath 2050 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2050 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Investor A, Investor C, Institutional, Class R Lifepath 2050 Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A Shares	631	925	1,240	2,131
Investor C Shares	288	652	1,144	2,497
Institutional Shares	87	344	622	1,413
Class R Shares	137	499	886	1,969

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A, Investor C, Institutional, Class R Lifepath 2050 Portfolio Investor C Shares	188	652	1,144	2,497

Portfolio Turnover

The 2050 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect LifePath 2050 Portfolio's performance. During the most recent fiscal year, the 2050 Master Portfolio's portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies of the LifePath Portfolio

LifePath 2050 Portfolio invests all of its assets in the 2050 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2050 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2050. As of March 31, 2011, LifePath 2050 Portfolio held approximately 98% of its assets in Underlying Funds that invest primarily in equity securities, 2% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios of the Trust:

fund name	LifePath Retirement Portfolio
x axis	0
y axis	39%

fund name	LifePath 2020 Portfolio
x axis	9
y axis	59%

fund name	LifePath 2025 Portfolio
x axis	14
y axis	67%

fund name	LifePath 2030 Portfolio
x axis	19
y axis	74%

fund name	LifePath 2035 Portfolio
x axis	24
y axis	81%

fund name	LifePath 2040 Portfolio
x axis	29
y axis	87%

fund name	LifePath 2045 Portfolio
x axis	34
y axis	93%

fund name	LifePath 2050 Portfolio
x axis	39
y axis	98%

fund name	LifePath 2055 Portfolio
x axis	44
y axis	99%

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BFA may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA's second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the "Details About the LifePath Portfolios — Information About the Underlying Funds" section of the Prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), globally (including domestic and international (including emerging market) funds), or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Principal Risks of Investing in the LifePath Portfolio

Risk is inherent in all investing. The value of your investment in LifePath 2050 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the LifePath Portfolio. LifePath 2050 Portfolio invests all of its assets in the 2050 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2050 Portfolio in the description of risks below may include the Underlying Funds in which the 2050 Master Portfolio invests, as applicable.

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Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

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Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

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Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

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Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

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Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

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Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

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Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—	The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

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Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other equity funds that use different investment styles.

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Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

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Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

■

Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

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U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Performance Information

The bar chart and table in this section provide some indication of the risks of investing in LifePath 2050 Portfolio. The bar chart shows the returns for Institutional Shares of LifePath 2050 Portfolio for the last two calendar years. The average annual total return table compares the performance of LifePath 2050 Portfolio to that of the LifePath 2050 Portfolio Custom Benchmark. The LifePath 2050 Portfolio Custom Benchmark, a customized weighted index comprised of the different indexes set forth in the table below, is representative of the asset classes in which LifePath 2050 Portfolio invests according to their weightings as of the most recent quarter-end. Prior to May 3, 2010, Investor A Shares were designated Class R Shares and were subject to different sales charge and distribution and service fee schedule. The performance information of Investor A Shares in the average annual total return table does not reflect the Investor A sales charge. If such charges were reflected, the returns shown for Investor A Shares would be lower. The average annual total return table does not show the annual returns for the Investor C and Class R Shares since Investor C and Class R Shares do not have a full year of operation. Annual returns for Investor C and Class R Shares would differ from the annual returns for Institutional Shares because Investor C and Class R Shares are expected to have higher fees and expenses than Institutional Shares. How LifePath 2050 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain LifePath 2050 Portfolio expenses during these periods, LifePath 2050 Portfolio's returns would have been lower.

Institutional Shares ANNUAL TOTAL RETURNS LifePath 2050 Portfolio As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 21.06% (quarter ended June 30, 2009) and the lowest return for a quarter was –12.76% (quarter ended March 31, 2009). The year-to-date return as of March 31, 2011 was 4.95%.

As of 12/31/10 Average Annual Total Returns
Average Annual Total Returns - Investor A, Investor C, Institutional, Class R Lifepath 2050 Portfolio	1 Year	Since Inception	Inception Date
Institutional Shares	13.43%	0.11%	Jun 30, 2008
Institutional Shares Return After Taxes on Distributions	12.82%	(0.70%)	Jun 30, 2008
Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	9.07%	(0.31%)	Jun 30, 2008
Investor A Shares	13.14%	(0.13%)	Jun 30, 2008
LifePath 2050 Portfolio Custom Benchmark (Reflects no deductions for fees, expenses or taxes)	16.11%	2.03%
S&P 1500 Index (Reflects no deductions for fees, expenses or taxes)	16.38%
Barclays Capital U.S. Aggregate Bond Index (Reflects no deductions for fees, expenses or taxes)	6.54%
MSCI All Country World ex US IMI Index (Reflects no deductions for fees, expenses or taxes)	12.73%
Citigroup 3-Month Treasury Bill Index (Reflects no deductions for fees, expenses or taxes)	0.13%
Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (Reflects no deductions for fees, expenses or taxes)	6.13%
FTSE EPRA/NAREIT Developed Real Estate Index (Reflects no deductions for fees, expenses or taxes)	20.41%

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Shares only, and the after-tax returns for Investor A, Investor C and Class R Shares will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Investor A, Investor C, Institutional, Class R | Lifepath 2050 Portfolio | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.62%	[3]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[3]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.12%	[3],[4],[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.34%	[3],[6],[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%	[3],[7]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[2],[3],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.10%	[2],[3],[5]
1 Year	rr_ExpenseExampleYear01	631
3 Years	rr_ExpenseExampleYear03	925
5 Years	rr_ExpenseExampleYear05	1,240
10 Years	rr_ExpenseExampleYear10	2,131
1 Year	rr_AverageAnnualReturnYear01	13.14%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.13%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2008
Investor A, Investor C, Institutional, Class R | Lifepath 2050 Portfolio | Investor C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[8]
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.62%	[3]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[3]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.12%	[3],[4],[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.34%	[3],[6],[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.31%	[3],[7]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[2],[3],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.85%	[2],[3],[5]
1 Year	rr_ExpenseExampleYear01	288
3 Years	rr_ExpenseExampleYear03	652
5 Years	rr_ExpenseExampleYear05	1,144
10 Years	rr_ExpenseExampleYear10	2,497
1 Year	rr_ExpenseExampleNoRedemptionYear01	188
3 Years	rr_ExpenseExampleNoRedemptionYear03	652
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,144
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,497
Investor A, Investor C, Institutional, Class R | Lifepath 2050 Portfolio | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.62%	[3]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[3]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.12%	[3],[4],[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.34%	[3],[6],[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%	[3],[7]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[2],[3],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.85%	[2],[3],[5]
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	344
5 Years	rr_ExpenseExampleYear05	622
10 Years	rr_ExpenseExampleYear10	1,413
Annual Return 2009	rr_AnnualReturn2009	30.35%
Annual Return 2010	rr_AnnualReturn2010	13.43%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.76%)
1 Year	rr_AverageAnnualReturnYear01	13.43%
Since Inception	rr_AverageAnnualReturnSinceInception	0.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2008
Investor A, Investor C, Institutional, Class R | Lifepath 2050 Portfolio | Institutional Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.82%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.70%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2008
Investor A, Investor C, Institutional, Class R | Lifepath 2050 Portfolio | Institutional Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.07%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.31%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2008
Investor A, Investor C, Institutional, Class R | Lifepath 2050 Portfolio | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.62%	[3]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[3]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.12%	[3],[4],[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.34%	[3],[6],[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%	[3],[7]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[2],[3],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.35%	[2],[3],[5]
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	499
5 Years	rr_ExpenseExampleYear05	886
10 Years	rr_ExpenseExampleYear10	1,969
Investor A, Investor C, Institutional, Class R | Lifepath 2050 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LifePath Portfolio Overview Key Facts About the LifePath® 2050 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

LifePath® 2050 Portfolio (the "LifePath 2050 Portfolio" or the "LifePath Portfolio"), a series of BlackRock Funds III (the "Trust"), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2050.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the LifePath Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath 2050 Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors ("BFA") and its affiliates. More information about these and other discounts is available from your financial professional and in the "Details About the Share Classes" section on page 80 of the prospectus ("Prospectus") and in the "Purchase of Shares" section on page II-71 of the Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The 2050 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect LifePath 2050 Portfolio's performance. During the most recent fiscal year, the 2050 Master Portfolio's portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors ("BFA") and its affiliates.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Independent Expenses have been restated to reflect current fees
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the LifePath Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Independent Expenses to reflect current fees
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in shares of LifePath 2050 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in shares of LifePath 2050 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2050 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the LifePath Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

LifePath 2050 Portfolio invests all of its assets in the 2050 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2050 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2050. As of March 31, 2011, LifePath 2050 Portfolio held approximately 98% of its assets in Underlying Funds that invest primarily in equity securities, 2% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios of the Trust:

fund name	LifePath Retirement Portfolio
x axis	0
y axis	39%

fund name	LifePath 2020 Portfolio
x axis	9
y axis	59%

fund name	LifePath 2025 Portfolio
x axis	14
y axis	67%

fund name	LifePath 2030 Portfolio
x axis	19
y axis	74%

fund name	LifePath 2035 Portfolio
x axis	24
y axis	81%

fund name	LifePath 2040 Portfolio
x axis	29
y axis	87%

fund name	LifePath 2045 Portfolio
x axis	34
y axis	93%

fund name	LifePath 2050 Portfolio
x axis	39
y axis	98%

fund name	LifePath 2055 Portfolio
x axis	44
y axis	99%

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BFA may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA's second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the "Details About the LifePath Portfolios — Information About the Underlying Funds" section of the Prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), globally (including domestic and international (including emerging market) funds), or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the LifePath Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. The value of your investment in LifePath 2050 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the LifePath Portfolio. LifePath 2050 Portfolio invests all of its assets in the 2050 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2050 Portfolio in the description of risks below may include the Underlying Funds in which the 2050 Master Portfolio invests, as applicable.

■

Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

■

Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

■

Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

■

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

■

Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■

Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—	The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other equity funds that use different investment styles.

■

Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

■

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

■

Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

■

U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table in this section provide some indication of the risks of investing in LifePath 2050 Portfolio. The bar chart shows the returns for Institutional Shares of LifePath 2050 Portfolio for the last two calendar years. The average annual total return table compares the performance of LifePath 2050 Portfolio to that of the LifePath 2050 Portfolio Custom Benchmark. The LifePath 2050 Portfolio Custom Benchmark, a customized weighted index comprised of the different indexes set forth in the table below, is representative of the asset classes in which LifePath 2050 Portfolio invests according to their weightings as of the most recent quarter-end. Prior to May 3, 2010, Investor A Shares were designated Class R Shares and were subject to different sales charge and distribution and service fee schedule. The performance information of Investor A Shares in the average annual total return table does not reflect the Investor A sales charge. If such charges were reflected, the returns shown for Investor A Shares would be lower. The average annual total return table does not show the annual returns for the Investor C and Class R Shares since Investor C and Class R Shares do not have a full year of operation. Annual returns for Investor C and Class R Shares would differ from the annual returns for Institutional Shares because Investor C and Class R Shares are expected to have higher fees and expenses than Institutional Shares. How LifePath 2050 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain LifePath 2050 Portfolio expenses during these periods, LifePath 2050 Portfolio's returns would have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the returns for Institutional Shares of LifePath 2050 Portfolio for the last two calendar years. The average annual total return table compares the performance of LifePath 2050 Portfolio to that of the LifePath 2050 Portfolio Custom Benchmark.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How LifePath 2050 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares ANNUAL TOTAL RETURNS LifePath 2050 Portfolio As of 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information of Investor A Shares in the average annual total return table does not reflect the Investor A sales charge. If such charges were reflected, the returns shown for Investor A Shares would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a quarter was 21.06% (quarter ended June 30, 2009) and the lowest return for a quarter was –12.76% (quarter ended March 31, 2009). The year-to-date return as of March 31, 2011 was 4.95%.

Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/10 Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Shares only, and the after-tax returns for Investor A, Investor C and Class R Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Shares only, and the after-tax returns for Investor A, Investor C and Class R Shares will vary.

Investor A, Investor C, Institutional, Class R | Lifepath 2050 Portfolio | LifePath 2050 Portfolio Custom Benchmark (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.11%
Since Inception	rr_AverageAnnualReturnSinceInception	2.03%
Investor A, Investor C, Institutional, Class R | Lifepath 2050 Portfolio | S&P 1500 Index (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.38%
Since Inception	rr_AverageAnnualReturnSinceInception
Investor A, Investor C, Institutional, Class R | Lifepath 2050 Portfolio | Barclays Capital U.S. Aggregate Bond Index (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
Since Inception	rr_AverageAnnualReturnSinceInception
Investor A, Investor C, Institutional, Class R | Lifepath 2050 Portfolio | MSCI All Country World ex US IMI Index (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.73%
Since Inception	rr_AverageAnnualReturnSinceInception
Investor A, Investor C, Institutional, Class R | Lifepath 2050 Portfolio | Citigroup 3-Month Treasury Bill Index (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.13%
Since Inception	rr_AverageAnnualReturnSinceInception
Investor A, Investor C, Institutional, Class R | Lifepath 2050 Portfolio | Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.13%
Since Inception	rr_AverageAnnualReturnSinceInception
Investor A, Investor C, Institutional, Class R | Lifepath 2050 Portfolio | FTSE EPRA/NAREIT Developed Real Estate Index (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.41%
Since Inception	rr_AverageAnnualReturnSinceInception

[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	BFA, the investment adviser to 2050 Master Portfolio has contractually agreed to waive its management fee at the 2050 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Institutional Trust Company, N.A. ("BTC"), from each investment company in which the 2050 Master Portfolio invests through April 30, 2012. This waiver may not be terminated prior to May 1, 2012 without the consent of the Board of Trustees of MIP.
[3]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2050 Portfolio and LifePath 2050 Master Portfolio (the "2050 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2050 Master Portfolio invests. Management fees are paid by the 2050 Master Portfolio.
[4]	Independent Expenses have been restated to reflect current fees.
[5]	Independent Expenses consist of LifePath 2050 Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services in connection with LifePath 2050 Portfolio and the 2050 Master Portfolio. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2050 Portfolio and the 2050 Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2021 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[6]	Acquired Fund Fees and Expenses reflect LifePath 2050 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[7]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the LifePath Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Independent Expenses to reflect current fees.
[8]	There is no CDSC on Investor C Shares after one year.

Investor A, Investor C, Institutional, Class R | LifePath 2055 Portfolio
LifePath Portfolio Overview Key Facts About LifePath® 2055 Portfolio
Investment Objective

LifePath 2055®Portfolio (the "LifePath 2055 Portfolio" or the "LifePath Portfolio"), a series of BlackRock Funds III (the "Trust"), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2055.

Fees and Expenses of the LifePath Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath 2055 Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors ("BFA") and its affiliates. More information about these and other discounts is available from your financial professional and in the "Details About the Share Classes" section on page 80 of the prospectus ("Prospectus") and in the "Purchase of Shares" section on page II-71 of the Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Investor A, Investor C, Institutional, Class R LifePath 2055 Portfolio	Investor A Shares		Investor C Shares		Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%		none		none	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[2]	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Investor A, Investor C, Institutional, Class R LifePath 2055 Portfolio		Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee	[1][2]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	[2]	0.25%	1.00%	none	0.50%
Other Expenses	[2]	110.77%	110.77%	110.77%	110.77%
Administration Fees	[2]	0.50%	0.50%	0.50%	0.50%
Independent Expenses	[2][3][4]	110.27%	110.27%	110.27%	110.27%
Acquired Fund Fees and Expenses	[2][5][6]	0.35%	0.35%	0.35%	0.35%
Total Annual Fund Operating Expenses	[2][6]	111.72%	112.47%	111.47%	111.97%
Fee Waivers and/or Expense Reimbursements	[1][2][3]	(110.62%)	(110.62%)	(110.62%)	(110.62%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3]	1.10%	1.85%	0.85%	1.35%
[1]	BFA, the investment adviser to 2055 Master Portfolio has contractually agreed to waive its management fee at the 2055 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Institutional Trust Company, N.A. ("BTC"), from each investment company in which the 2055 Master Portfolio invests through April 30, 2012. This waiver may not be terminated prior to May 1, 2012 without the consent of the Board of Trustees of MIP.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2055 Portfolio and LifePath 2055 Master Portfolio (the "2055 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2055 Master Portfolio invests. Management fees are paid by the 2055 Master Portfolio.
[3]	Independent Expenses consist of LifePath 2055 Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services in connection with LifePath 2055 Portfolio and the 2055 Master Portfolio. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2055 Portfolio and the 2055 Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2021 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Independent Expenses have been restated to reflect current fees.
[5]	Acquired Fund Fees and Expenses reflect LifePath 2055 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds. "Acquired Fund Fees and Expenses" are estimated for the LifePath 2055 Portfolio.
[6]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the LifePath Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Independent Expenses to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in shares of LifePath 2055 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in shares of LifePath 2055 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2055 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Investor A, Investor C, Institutional, Class R LifePath 2055 Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A Shares	631	927	1,244	2,141
Investor C Shares	288	655	1,148	2,507
Institutional Shares	87	346	626	1,424
Class R Shares	137	502	890	1,979

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A, Investor C, Institutional, Class R LifePath 2055 Portfolio Investor C Shares	188	655	1,148	2,507

Portfolio Turnover

The 2055 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2055 Portfolio's performance. During the most recent fiscal period, the 2055 Master Portfolio's portfolio turnover rate was 1% of the average value of its portfolio.

Principal Investment Strategies of the LifePath Portfolio

LifePath 2055 Portfolio invests all of its assets in the 2055 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2055 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2055. As of March 31, 2011, LifePath 2055 Portfolio held approximately 99% of its assets in Underlying Funds that invest primarily in equity securities, 1% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios of the Trust:

fund name	LifePath Retirement Portfolio
x axis	0
y axis	39%

fund name	LifePath 2020 Portfolio
x axis	9
y axis	59%

fund name	LifePath 2025 Portfolio
x axis	14
y axis	67%

fund name	LifePath 2030 Portfolio
x axis	19
y axis	74%

fund name	LifePath 2035 Portfolio
x axis	24
y axis	81%

fund name	LifePath 2040 Portfolio
x axis	29
y axis	87%

fund name	LifePath 2045 Portfolio
x axis	34
y axis	93%

fund name	LifePath 2050 Portfolio
x axis	39
y axis	98%

fund name	LifePath 2055 Portfolio
x axis	44
y axis	99%

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BFA may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA's second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the "Details About the LifePath Portfolios — Information About the Underlying Funds" section of the Prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), globally (including domestic and international (including emerging market) funds), or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Principal Risks of Investing in the LifePath Portfolio

Risk is inherent in all investing. The value of your investment in LifePath 2055 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the LifePath Portfolio. LifePath 2055 Portfolio invests all of its assets in the 2055 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2055 Portfolio in the description of risks below may include the Underlying Funds in which the 2055 Master Portfolio invests, as applicable.

■

Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

■

Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

■

Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

■

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

■

Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■

Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—	The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other equity funds that use different investment styles.

■

Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

■

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

■

Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

■

U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Performance Information
Because LifePath 2055 Portfolio does not have a full year of operations, it does not disclose its performance history in this Prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Investor A, Investor C, Institutional, Class R | LifePath 2055 Portfolio | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses	rr_OtherExpensesOverAssets	110.77%	[3]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[3]
Independent Expenses	rr_Component2OtherExpensesOverAssets	110.27%	[3],[4],[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%	[3],[6],[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	111.72%	[3],[7]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(110.62%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.10%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	631
3 Years	rr_ExpenseExampleYear03	927
5 Years	rr_ExpenseExampleYear05	1,244
10 Years	rr_ExpenseExampleYear10	2,141
Investor A, Investor C, Institutional, Class R | LifePath 2055 Portfolio | Investor C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[8]
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[3]
Other Expenses	rr_OtherExpensesOverAssets	110.77%	[3]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[3]
Independent Expenses	rr_Component2OtherExpensesOverAssets	110.27%	[3],[4],[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%	[3],[6],[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	112.47%	[3],[7]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(110.62%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.85%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	288
3 Years	rr_ExpenseExampleYear03	655
5 Years	rr_ExpenseExampleYear05	1,148
10 Years	rr_ExpenseExampleYear10	2,507
1 Year	rr_ExpenseExampleNoRedemptionYear01	188
3 Years	rr_ExpenseExampleNoRedemptionYear03	655
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,148
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,507
Investor A, Investor C, Institutional, Class R | LifePath 2055 Portfolio | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	110.77%	[3]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[3]
Independent Expenses	rr_Component2OtherExpensesOverAssets	110.27%	[3],[4],[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%	[3],[6],[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	111.47%	[3],[7]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(110.62%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.85%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	346
5 Years	rr_ExpenseExampleYear05	626
10 Years	rr_ExpenseExampleYear10	1,424
Investor A, Investor C, Institutional, Class R | LifePath 2055 Portfolio | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[3]
Other Expenses	rr_OtherExpensesOverAssets	110.77%	[3]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[3]
Independent Expenses	rr_Component2OtherExpensesOverAssets	110.27%	[3],[4],[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%	[3],[6],[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	111.97%	[3],[7]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(110.62%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.35%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	502
5 Years	rr_ExpenseExampleYear05	890
10 Years	rr_ExpenseExampleYear10	1,979
Investor A, Investor C, Institutional, Class R | LifePath 2055 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LifePath Portfolio Overview Key Facts About LifePath® 2055 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

LifePath 2055®Portfolio (the "LifePath 2055 Portfolio" or the "LifePath Portfolio"), a series of BlackRock Funds III (the "Trust"), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2055.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the LifePath Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath 2055 Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors ("BFA") and its affiliates. More information about these and other discounts is available from your financial professional and in the "Details About the Share Classes" section on page 80 of the prospectus ("Prospectus") and in the "Purchase of Shares" section on page II-71 of the Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The 2055 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2055 Portfolio's performance. During the most recent fiscal period, the 2055 Master Portfolio's portfolio turnover rate was 1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors ("BFA") and its affiliates.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Independent Expenses have been restated to reflect current fees
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the LifePath Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Independent Expenses to reflect current fees
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in shares of LifePath 2055 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in shares of LifePath 2055 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2055 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the LifePath Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

LifePath 2055 Portfolio invests all of its assets in the 2055 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2055 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2055. As of March 31, 2011, LifePath 2055 Portfolio held approximately 99% of its assets in Underlying Funds that invest primarily in equity securities, 1% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios of the Trust:

fund name	LifePath Retirement Portfolio
x axis	0
y axis	39%

fund name	LifePath 2020 Portfolio
x axis	9
y axis	59%

fund name	LifePath 2025 Portfolio
x axis	14
y axis	67%

fund name	LifePath 2030 Portfolio
x axis	19
y axis	74%

fund name	LifePath 2035 Portfolio
x axis	24
y axis	81%

fund name	LifePath 2040 Portfolio
x axis	29
y axis	87%

fund name	LifePath 2045 Portfolio
x axis	34
y axis	93%

fund name	LifePath 2050 Portfolio
x axis	39
y axis	98%

fund name	LifePath 2055 Portfolio
x axis	44
y axis	99%

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BFA may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA's second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the "Details About the LifePath Portfolios — Information About the Underlying Funds" section of the Prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), globally (including domestic and international (including emerging market) funds), or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the LifePath Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. The value of your investment in LifePath 2055 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the LifePath Portfolio. LifePath 2055 Portfolio invests all of its assets in the 2055 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2055 Portfolio in the description of risks below may include the Underlying Funds in which the 2055 Master Portfolio invests, as applicable.

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Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

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Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

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Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

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Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

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Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■

Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—	The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other equity funds that use different investment styles.

■

Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

■

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

■

Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

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REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

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Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

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U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because LifePath 2055 Portfolio does not have a full year of operations, it does not disclose its performance history in this Prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because LifePath 2055 Portfolio does not have a full year of operations, it does not disclose its performance history in this Prospectus

[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	BFA, the investment adviser to 2055 Master Portfolio has contractually agreed to waive its management fee at the 2055 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Institutional Trust Company, N.A. ("BTC"), from each investment company in which the 2055 Master Portfolio invests through April 30, 2012. This waiver may not be terminated prior to May 1, 2012 without the consent of the Board of Trustees of MIP.
[3]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2055 Portfolio and LifePath 2055 Master Portfolio (the "2055 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2055 Master Portfolio invests. Management fees are paid by the 2055 Master Portfolio.
[4]	Independent Expenses consist of LifePath 2055 Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services in connection with LifePath 2055 Portfolio and the 2055 Master Portfolio. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2055 Portfolio and the 2055 Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2021 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[5]	Independent Expenses have been restated to reflect current fees.
[6]	Acquired Fund Fees and Expenses reflect LifePath 2055 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds. "Acquired Fund Fees and Expenses" are estimated for the LifePath 2055 Portfolio.
[7]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the LifePath Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Independent Expenses to reflect current fees.
[8]	There is no CDSC on Investor C Shares after one year.

Class K | LifePath Retirement Portfolio
LifePath Portfolio Overview Key Facts About LifePath® Retirement Portfolio
Investment Objective

LifePath® Retirement Portfolio ("LifePath Retirement Portfolio" or the "LifePath Portfolio"), a series of BlackRock Funds III (the "Trust"), is managed for investors seeking income and moderate long-term growth of capital.

Fees and Expenses of the LifePath Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares (formerly, Class S Shares) of LifePath Retirement Portfolio.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class K LifePath Retirement Portfolio
Management Fee	[1][2]	0.35%
Distribution and/or Service (12b-1) Fees	[2]	none
Other Expenses	[2]	0.16%
Administration Fees	[2]	0.15%
Independent Expenses	[2][3][4]	0.01%
Acquired Fund Fees and Expenses	[2][5][6]	0.32%
Total Annual Fund Operating Expenses	[2][6]	0.83%
Fee Waivers and/or Expense Reimbursements	[1][2][3]	(0.33%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3]	0.50%
[1]	BlackRock Fund Advisors ("BFA"), the investment adviser to Retirement Master Portfolio has contractually agreed to waive its management fee at the Retirement Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Institutional Trust Company, N.A. ("BTC"), from each investment company in which the Retirement Master Portfolio invests through April 30, 2012. This waiver may not be terminated prior to May 1, 2012 without the consent of the Board of Trustees of MIP.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath Retirement Portfolio and LifePath Retirement Master Portfolio (the "Retirement Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the Retirement Master Portfolio invests. Management fees are paid by the Retirement Master Portfolio.
[3]	Independent Expenses consist of LifePath Retirement Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services in connection with LifePath Retirement Portfolio and the Retirement Master Portfolio. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath Retirement Portfolio and the Retirement Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2021 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Independent Expenses have been restated to reflect current fees.
[5]	Acquired Fund Fees and Expenses reflect LifePath Retirement Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds including the underlying funds.
[6]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the LifePath Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Independent Expenses to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath Retirement Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class K Shares of LifePath Retirement Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath Retirement Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Class K LifePath Retirement Portfolio	51	230	424	984

Portfolio Turnover

The Retirement Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect LifePath Retirement Portfolio's performance. During the most recent fiscal year, the Retirement Master Portfolio's portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies of the LifePath Portfolio

LifePath Retirement Portfolio invests all of its assets in the Retirement Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath Retirement Portfolio is designed for investors seeking current income and moderate long-term growth of capital. As of March 31, 2011, LifePath Retirement Portfolio held approximately 39% of its assets in Underlying Funds that invest primarily in equity securities, 61% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index. Because LifePath Retirement Portfolio is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain the LifePath Portfolio's risk profile.

Principal Risks of Investing in the LifePath Portfolio

Risk is inherent in all investing. The value of your investment in LifePath Retirement Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the LifePath Portfolio. LifePath Retirement Portfolio invests all of its assets in the Retirement Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath Retirement Portfolio in the description of risks below may include the Underlying Funds in which the Retirement Master Portfolio invests, as applicable.

■

Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

■

Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

■

Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

■

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

■

Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■

Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—	The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other equity funds that use different investment styles.

■

Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

■

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

■

Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

■

U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Performance Information

The bar chart and table in this section provide some indication of the risks of investing in Class K Shares of LifePath Retirement Portfolio by showing the changes in their performance from year to year. The bar chart shows the returns for Class K Shares of LifePath Retirement Portfolio for each of the last ten calendar years. Prior to May 3, 2010, Class K Shares were designated Class S Shares. The performance information for the periods from January 1, 2000 through May 30, 2008 (the date Class K Shares (formerly Class S Shares) commenced operations) shows the performance of Institutional Shares of LifePath Retirement Portfolio adjusted to reflect the different administration fees and expenses of Class K Shares. The average annual total return table compares the performance (before and after taxes) of Class K Shares of LifePath Retirement Portfolio to that of the LifePath Retirement Portfolio Custom Benchmark. The LifePath Retirement Portfolio Custom Benchmark, a customized weighted index comprised of the different indexes set forth in the table below, is representative of the asset classes in which LifePath Retirement Portfolio invests according to their weightings as of the most recent quarter-end. For all periods prior to March 15, 2004, the returns for LifePath Retirement Portfolio reflect the direct investment by Retirement Master Portfolio in a portfolio of securities and also reflect investment in accordance with a model that included "tactical," or short-term, shifts in allocation between stocks and bonds. How the LifePath Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain LifePath Portfolio expenses during these periods, the LifePath Portfolio's returns would have been lower.

Class K Shares ANNUAL TOTAL RETURNS LifePath Retirement Portfolio As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 9.84% (quarter ended September 30, 2009) and the lowest return for a quarter was -7.85% (quarter ended December 31, 2008). The year-to-date return as of March 31, 2011 was 2.43%.

As of 12/31/10 Average Annual Total Returns
Average Annual Total Returns - Class K	1 Year	5 Years	10 Years
LifePath Retirement Portfolio	9.82%	4.81%	4.82%
LifePath Retirement Portfolio Return After Taxes on Distributions	8.97%	3.64%	3.67%
LifePath Retirement Portfolio Return After Taxes on Distributions and Sale of Fund Shares	6.47%	3.55%	3.57%
LifePath Retirement Portfolio LifePath Retirement Portfolio Custom Benchmark (Reflects no deductions for fees, expenses or taxes)	10.86%	5.32%	5.49%
LifePath Retirement Portfolio S&P 1500 Index (Reflects no deductions for fees, expenses or taxes)	16.38%	2.65%	2.07%
LifePath Retirement Portfolio Barclays Capital U.S. Aggregate Bond Index (Reflects no deductions for fees, expenses or taxes)	6.54%	5.80%	5.84%
LifePath Retirement Portfolio MSCI All Country World ex US IMI Index (Reflects no deductions for fees, expenses or taxes)	12.73%	5.12%	6.22%
LifePath Retirement Portfolio Citigroup 3-Month Treasury Bill Index (Reflects no deductions for fees, expenses or taxes)	0.13%	2.30%	2.26%
LifePath Retirement Portfolio Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (Reflects no deductions for fees, expenses or taxes)	6.31%	5.33%	7.02%
LifePath Retirement Portfolio FTSE EPRA/NAREIT Developed Real Estate Index (Reflects no deductions for fees, expenses or taxes)	20.41%	2.88%	9.82%

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Class K | LifePath Retirement Portfolio | Class K
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.35%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.15%	[2]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.01%	[2],[3],[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%	[2],[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%	[2],[6]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[1],[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.50%	[1],[2],[3]
1 Year	rr_ExpenseExampleYear01	51
3 Years	rr_ExpenseExampleYear03	230
5 Years	rr_ExpenseExampleYear05	424
10 Years	rr_ExpenseExampleYear10	984
Annual Return 2001	rr_AnnualReturn2001	3.95%
Annual Return 2002	rr_AnnualReturn2002	(2.35%)
Annual Return 2003	rr_AnnualReturn2003	12.30%
Annual Return 2004	rr_AnnualReturn2004	6.70%
Annual Return 2005	rr_AnnualReturn2005	4.67%
Annual Return 2006	rr_AnnualReturn2006	9.15%
Annual Return 2007	rr_AnnualReturn2007	4.85%
Annual Return 2008	rr_AnnualReturn2008	(15.04%)
Annual Return 2009	rr_AnnualReturn2009	18.53%
Annual Return 2010	rr_AnnualReturn2010	9.82%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.85%)
1 Year	rr_AverageAnnualReturnYear01	9.82%
5 Years	rr_AverageAnnualReturnYear05	4.81%
10 Years	rr_AverageAnnualReturnYear10	4.82%
Class K | LifePath Retirement Portfolio | Class K | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.97%
5 Years	rr_AverageAnnualReturnYear05	3.64%
10 Years	rr_AverageAnnualReturnYear10	3.67%
Class K | LifePath Retirement Portfolio | Class K | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.47%
5 Years	rr_AverageAnnualReturnYear05	3.55%
10 Years	rr_AverageAnnualReturnYear10	3.57%
Class K | LifePath Retirement Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LifePath Portfolio Overview Key Facts About LifePath® Retirement Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

LifePath® Retirement Portfolio ("LifePath Retirement Portfolio" or the "LifePath Portfolio"), a series of BlackRock Funds III (the "Trust"), is managed for investors seeking income and moderate long-term growth of capital.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the LifePath Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares (formerly, Class S Shares) of LifePath Retirement Portfolio.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Retirement Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect LifePath Retirement Portfolio's performance. During the most recent fiscal year, the Retirement Master Portfolio's portfolio turnover rate was 4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Independent Expenses have been restated to reflect current fees
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the LifePath Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Independent Expenses to reflect current fees
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath Retirement Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class K Shares of LifePath Retirement Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath Retirement Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the LifePath Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

LifePath Retirement Portfolio invests all of its assets in the Retirement Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath Retirement Portfolio is designed for investors seeking current income and moderate long-term growth of capital. As of March 31, 2011, LifePath Retirement Portfolio held approximately 39% of its assets in Underlying Funds that invest primarily in equity securities, 61% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index. Because LifePath Retirement Portfolio is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain the LifePath Portfolio's risk profile.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the LifePath Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. The value of your investment in LifePath Retirement Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the LifePath Portfolio. LifePath Retirement Portfolio invests all of its assets in the Retirement Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath Retirement Portfolio in the description of risks below may include the Underlying Funds in which the Retirement Master Portfolio invests, as applicable.

■

Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

■

Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

■

Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

■

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

■

Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■

Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—	The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other equity funds that use different investment styles.

■

Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

■

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

■

Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

■

U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table in this section provide some indication of the risks of investing in Class K Shares of LifePath Retirement Portfolio by showing the changes in their performance from year to year. The bar chart shows the returns for Class K Shares of LifePath Retirement Portfolio for each of the last ten calendar years. Prior to May 3, 2010, Class K Shares were designated Class S Shares. The performance information for the periods from January 1, 2000 through May 30, 2008 (the date Class K Shares (formerly Class S Shares) commenced operations) shows the performance of Institutional Shares of LifePath Retirement Portfolio adjusted to reflect the different administration fees and expenses of Class K Shares. The average annual total return table compares the performance (before and after taxes) of Class K Shares of LifePath Retirement Portfolio to that of the LifePath Retirement Portfolio Custom Benchmark. The LifePath Retirement Portfolio Custom Benchmark, a customized weighted index comprised of the different indexes set forth in the table below, is representative of the asset classes in which LifePath Retirement Portfolio invests according to their weightings as of the most recent quarter-end. For all periods prior to March 15, 2004, the returns for LifePath Retirement Portfolio reflect the direct investment by Retirement Master Portfolio in a portfolio of securities and also reflect investment in accordance with a model that included "tactical," or short-term, shifts in allocation between stocks and bonds. How the LifePath Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain LifePath Portfolio expenses during these periods, the LifePath Portfolio's returns would have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table in this section provide some indication of the risks of investing in Class K Shares of LifePath Retirement Portfolio by showing the changes in their performance from year to year. The bar chart shows the returns for Class K Shares of LifePath Retirement Portfolio for each of the last ten calendar years.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the LifePath Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class K Shares ANNUAL TOTAL RETURNS LifePath Retirement Portfolio As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a quarter was 9.84% (quarter ended September 30, 2009) and the lowest return for a quarter was -7.85% (quarter ended December 31, 2008). The year-to-date return as of March 31, 2011 was 2.43%.

Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/10 Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class K | LifePath Retirement Portfolio | LifePath Retirement Portfolio Custom Benchmark (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.86%
5 Years	rr_AverageAnnualReturnYear05	5.32%
10 Years	rr_AverageAnnualReturnYear10	5.49%
Class K | LifePath Retirement Portfolio | S&P 1500 Index (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.38%
5 Years	rr_AverageAnnualReturnYear05	2.65%
10 Years	rr_AverageAnnualReturnYear10	2.07%
Class K | LifePath Retirement Portfolio | Barclays Capital U.S. Aggregate Bond Index (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
Class K | LifePath Retirement Portfolio | MSCI All Country World ex US IMI Index (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.73%
5 Years	rr_AverageAnnualReturnYear05	5.12%
10 Years	rr_AverageAnnualReturnYear10	6.22%
Class K | LifePath Retirement Portfolio | Citigroup 3-Month Treasury Bill Index (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.13%
5 Years	rr_AverageAnnualReturnYear05	2.30%
10 Years	rr_AverageAnnualReturnYear10	2.26%
Class K | LifePath Retirement Portfolio | Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.31%
5 Years	rr_AverageAnnualReturnYear05	5.33%
10 Years	rr_AverageAnnualReturnYear10	7.02%
Class K | LifePath Retirement Portfolio | FTSE EPRA/NAREIT Developed Real Estate Index (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.41%
5 Years	rr_AverageAnnualReturnYear05	2.88%
10 Years	rr_AverageAnnualReturnYear10	9.82%

[1]	BlackRock Fund Advisors ("BFA"), the investment adviser to Retirement Master Portfolio has contractually agreed to waive its management fee at the Retirement Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Institutional Trust Company, N.A. ("BTC"), from each investment company in which the Retirement Master Portfolio invests through April 30, 2012. This waiver may not be terminated prior to May 1, 2012 without the consent of the Board of Trustees of MIP.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath Retirement Portfolio and LifePath Retirement Master Portfolio (the "Retirement Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the Retirement Master Portfolio invests. Management fees are paid by the Retirement Master Portfolio.
[3]	Independent Expenses consist of LifePath Retirement Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services in connection with LifePath Retirement Portfolio and the Retirement Master Portfolio. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath Retirement Portfolio and the Retirement Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2021 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Independent Expenses have been restated to reflect current fees.
[5]	Acquired Fund Fees and Expenses reflect LifePath Retirement Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds including the underlying funds.
[6]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the LifePath Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Independent Expenses to reflect current fees.

Class K | LifePath 2020 Portfolio
LifePath Portfolio Overview Key Facts About LifePath 2020 Portfolio®
Investment Objective

LifePath 2020 Portfolio® ("LifePath 2020 Portfolio" or the "LifePath Portfolio"), a series of BlackRock Funds III (the "Trust"), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020.

Fees and Expenses of the LifePath Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares (formerly, Class S Shares) of LifePath 2020 Portfolio.
Annual fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class K LifePath 2020 Portfolio
Management Fee	[1][2]	0.35%
Distribution and/or Service (12b-1) Fees	[2]	none
Other Expenses	[2]	0.16%
Administration Fees	[2]	0.15%
Independent Expenses	[2][3][4]	0.01%
Acquired Fund Fees and Expenses	[2][5][6]	0.33%
Total Annual Fund Operating Expenses	[2][6]	0.84%
Fee Waivers and/or Expense Reimbursements	[1][2][3]	(0.34%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3]	0.50%
[1]	BlackRock Fund Advisors ("BFA"), the investment adviser to 2020 Master Portfolio has contractually agreed to waive its management fee at the 2020 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Institutional Trust Company, N.A. ("BTC"), from each investment company in which the 2020 Master Portfolio invests through April 30, 2012. This waiver may not be terminated prior to May 1, 2012 without the consent of the Board of Trustees of MIP.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2020 Portfolio and LifePath 2020 Master Portfolio (the "2020 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2020 Master Portfolio invests. Management fees are paid by the 2020 Master Portfolio.
[3]	Independent Expenses consist of LifePath 2020 Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2020 Portfolio and the 2020 Master Portfolio. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2020 Portfolio and the 2020 Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2021 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Independent Expenses have been restated to reflect current fees.
[5]	Acquired Fund Fees and Expenses reflect LifePath 2020 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[6]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the LifePath Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Independent Expenses to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2020 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class K Shares of LifePath 2020 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2020 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Class K LifePath 2020 Portfolio	51	232	428	995

Portfolio Turnover

The 2020 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2020 Portfolio's performance. During the most recent fiscal year, the 2020 Master Portfolio's portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies of the LifePath Portfolio

LifePath 2020 Portfolio invests all of its assets in the 2020 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2020 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2020. As of March 31, 2011, LifePath 2020 Portfolio held approximately 59% of its assets in Underlying Funds that invest primarily in equity securities, 41% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios of the Trust:

fund name	LifePath Retirement Portfolio
x axis	0
y axis	39%

fund name	LifePath 2020 Portfolio
x axis	9
y axis	59%

fund name	LifePath 2025 Portfolio
x axis	14
y axis	67%

fund name	LifePath 2030 Portfolio
x axis	19
y axis	74%

fund name	LifePath 2035 Portfolio
x axis	24
y axis	81%

fund name	LifePath 2040 Portfolio
x axis	29
y axis	87%

fund name	LifePath 2045 Portfolio
x axis	34
y axis	93%

fund name	LifePath 2050 Portfolio
x axis	39
y axis	98%

fund name	LifePath 2055 Portfolio
x axis	44
y axis	99%

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BFA may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA's second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the "Details About the LifePath Portfolios — Information About the Underlying Funds" section of the prospectus ("Prospectus") for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), globally (including domestic and international (including emerging market) funds), or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Principal Risks of Investing in the LifePath Portfolio

Risk is inherent in all investing. The value of your investment in LifePath 2020 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the LifePath Portfolio. LifePath 2020 Portfolio invests all of its assets in the 2020 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2020 Portfolio in the description of risks below may include the Underlying Funds in which the 2020 Master Portfolio invests, as applicable.

■

Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

■

Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

■

Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

■

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

■

Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■

Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—	The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other equity funds that use different investment styles.

■

Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

■

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

■

Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

■

U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Performance Information

The bar chart and table in this section provide some indication of the risks of investing in Class K Shares of LifePath 2020 Portfolio by showing the changes in their performance from year to year. The bar chart shows the returns for Class K Shares of LifePath 2020 Portfolio for each of the last ten calendar years. Prior to May 3, 2010, Class K Shares were designated Class S Shares. The performance information for the periods from January 1, 2000 through May 30, 2008 (the date Class K Shares (formerly Class S Shares) commenced operations) shows the performance of Institutional Shares of LifePath 2020 Portfolio adjusted to reflect the different administration fees and expenses of Class K Shares. The average annual total return table compares the performance (before and after taxes) of Class K Shares of LifePath 2020 Portfolio to that of the LifePath 2020 Portfolio Custom Benchmark. The LifePath 2020 Portfolio Custom Benchmark, a customized weighted index comprised of the different indexes set forth in the table below, is representative of the asset classes in which LifePath 2020 Portfolio invests according to their weightings as of the most recent quarter-end. For all periods prior to March 15, 2004, the returns for LifePath 2020 Portfolio reflect the direct investment by 2020 Master Portfolio in a portfolio of securities and also reflect investment in accordance with a model that included "tactical," or short-term, shifts in allocation between stocks and bonds. How the LifePath Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain LifePath Portfolio expenses during these periods, the LifePath Portfolio's returns would have been lower.

Class K Shares ANNUAL TOTAL RETURNS LifePath 2020 Portfolio As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 13.99% (quarter ended June 30, 2009) and the lowest return for a quarter was -14.10% (quarter ended December 31, 2008). Theyear-to-date return as of March 31, 2011 was 3.32%.

As of 12/31/10 Average Annual Total Returns
Average Annual Total Returns - Class K	1 Year	5 Years	10 Years
LifePath 2020 Portfolio	11.28%	3.73%	3.39%
LifePath 2020 Portfolio Return After Taxes on Distributions	10.62%	2.86%	2.70%
LifePath 2020 Portfolio Return After Taxes on Distributions and Sale of Fund Shares	7.47%	2.86%	2.62%
LifePath 2020 Portfolio LifePath 2020 Portfolio Custom Benchmark (Reflects no deductions for fees, expenses or taxes)	12.74%	4.59%	4.17%
LifePath 2020 Portfolio S&P 1500 Index (Reflects no deductions for fees, expenses or taxes)	16.38%	2.65%	2.07%
LifePath 2020 Portfolio Barclays Capital U.S. Aggregate Bond Index (Reflects no deductions for fees, expenses or taxes)	6.54%	5.80%	5.84%
LifePath 2020 Portfolio MSCI All Country World ex US IMI Index (Reflects no deductions for fees, expenses or taxes)	12.73%	5.12%	6.22%
LifePath 2020 Portfolio Citigroup 3-Month Treasury Bill Index (Reflects no deductions for fees, expenses or taxes)	0.13%	2.30%	2.26%
LifePath 2020 Portfolio Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (Reflects no deductions for fees, expenses or taxes)	6.31%	5.33%	7.02%
LifePath 2020 Portfolio FTSE EPRA/NAREIT Developed Real Estate Index (Reflects no deductions for fees, expenses or taxes)	20.41%	2.88%	9.82%

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Class K | LifePath 2020 Portfolio | Class K
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.35%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.15%	[2]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.01%	[2],[3],[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%	[2],[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%	[2],[6]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[1],[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.50%	[1],[2],[3]
1 Year	rr_ExpenseExampleYear01	51
3 Years	rr_ExpenseExampleYear03	232
5 Years	rr_ExpenseExampleYear05	428
10 Years	rr_ExpenseExampleYear10	995
Annual Return 2001	rr_AnnualReturn2001	(6.07%)
Annual Return 2002	rr_AnnualReturn2002	(12.24%)
Annual Return 2003	rr_AnnualReturn2003	20.96%
Annual Return 2004	rr_AnnualReturn2004	9.62%
Annual Return 2005	rr_AnnualReturn2005	6.89%
Annual Return 2006	rr_AnnualReturn2006	13.36%
Annual Return 2007	rr_AnnualReturn2007	3.69%
Annual Return 2008	rr_AnnualReturn2008	(25.38%)
Annual Return 2009	rr_AnnualReturn2009	23.15%
Annual Return 2010	rr_AnnualReturn2010	11.28%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.10%)
1 Year	rr_AverageAnnualReturnYear01	11.28%
5 Years	rr_AverageAnnualReturnYear05	3.73%
10 Years	rr_AverageAnnualReturnYear10	3.39%
Class K | LifePath 2020 Portfolio | Class K | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.62%
5 Years	rr_AverageAnnualReturnYear05	2.86%
10 Years	rr_AverageAnnualReturnYear10	2.70%
Class K | LifePath 2020 Portfolio | Class K | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.47%
5 Years	rr_AverageAnnualReturnYear05	2.86%
10 Years	rr_AverageAnnualReturnYear10	2.62%
Class K | LifePath 2020 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LifePath Portfolio Overview Key Facts About LifePath 2020 Portfolio®
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

LifePath 2020 Portfolio® ("LifePath 2020 Portfolio" or the "LifePath Portfolio"), a series of BlackRock Funds III (the "Trust"), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the LifePath Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares (formerly, Class S Shares) of LifePath 2020 Portfolio.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The 2020 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2020 Portfolio's performance. During the most recent fiscal year, the 2020 Master Portfolio's portfolio turnover rate was 4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Independent Expenses have been restated to reflect current fees
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the LifePath Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Independent Expenses to reflect current fees
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2020 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class K Shares of LifePath 2020 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2020 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the LifePath Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

LifePath 2020 Portfolio invests all of its assets in the 2020 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2020 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2020. As of March 31, 2011, LifePath 2020 Portfolio held approximately 59% of its assets in Underlying Funds that invest primarily in equity securities, 41% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios of the Trust:

fund name	LifePath Retirement Portfolio
x axis	0
y axis	39%

fund name	LifePath 2020 Portfolio
x axis	9
y axis	59%

fund name	LifePath 2025 Portfolio
x axis	14
y axis	67%

fund name	LifePath 2030 Portfolio
x axis	19
y axis	74%

fund name	LifePath 2035 Portfolio
x axis	24
y axis	81%

fund name	LifePath 2040 Portfolio
x axis	29
y axis	87%

fund name	LifePath 2045 Portfolio
x axis	34
y axis	93%

fund name	LifePath 2050 Portfolio
x axis	39
y axis	98%

fund name	LifePath 2055 Portfolio
x axis	44
y axis	99%

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BFA may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA's second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the "Details About the LifePath Portfolios — Information About the Underlying Funds" section of the prospectus ("Prospectus") for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), globally (including domestic and international (including emerging market) funds), or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the LifePath Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. The value of your investment in LifePath 2020 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the LifePath Portfolio. LifePath 2020 Portfolio invests all of its assets in the 2020 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2020 Portfolio in the description of risks below may include the Underlying Funds in which the 2020 Master Portfolio invests, as applicable.

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Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

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Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

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Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

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Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

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Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

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Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

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Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—	The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

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Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other equity funds that use different investment styles.

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Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

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Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

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Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

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Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

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Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

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REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

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Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

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U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table in this section provide some indication of the risks of investing in Class K Shares of LifePath 2020 Portfolio by showing the changes in their performance from year to year. The bar chart shows the returns for Class K Shares of LifePath 2020 Portfolio for each of the last ten calendar years. Prior to May 3, 2010, Class K Shares were designated Class S Shares. The performance information for the periods from January 1, 2000 through May 30, 2008 (the date Class K Shares (formerly Class S Shares) commenced operations) shows the performance of Institutional Shares of LifePath 2020 Portfolio adjusted to reflect the different administration fees and expenses of Class K Shares. The average annual total return table compares the performance (before and after taxes) of Class K Shares of LifePath 2020 Portfolio to that of the LifePath 2020 Portfolio Custom Benchmark. The LifePath 2020 Portfolio Custom Benchmark, a customized weighted index comprised of the different indexes set forth in the table below, is representative of the asset classes in which LifePath 2020 Portfolio invests according to their weightings as of the most recent quarter-end. For all periods prior to March 15, 2004, the returns for LifePath 2020 Portfolio reflect the direct investment by 2020 Master Portfolio in a portfolio of securities and also reflect investment in accordance with a model that included "tactical," or short-term, shifts in allocation between stocks and bonds. How the LifePath Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain LifePath Portfolio expenses during these periods, the LifePath Portfolio's returns would have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table in this section provide some indication of the risks of investing in Class K Shares of LifePath 2020 Portfolio by showing the changes in their performance from year to year. The bar chart shows the returns for Class K Shares of LifePath 2020 Portfolio for each of the last ten calendar years.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the LifePath Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class K Shares ANNUAL TOTAL RETURNS LifePath 2020 Portfolio As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a quarter was 13.99% (quarter ended June 30, 2009) and the lowest return for a quarter was -14.10% (quarter ended December 31, 2008). Theyear-to-date return as of March 31, 2011 was 3.32%.

Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/10 Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class K | LifePath 2020 Portfolio | LifePath 2020 Portfolio Custom Benchmark (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	4.59%
10 Years	rr_AverageAnnualReturnYear10	4.17%
Class K | LifePath 2020 Portfolio | S&P 1500 Index (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.38%
5 Years	rr_AverageAnnualReturnYear05	2.65%
10 Years	rr_AverageAnnualReturnYear10	2.07%
Class K | LifePath 2020 Portfolio | Barclays Capital U.S. Aggregate Bond Index (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
Class K | LifePath 2020 Portfolio | MSCI All Country World ex US IMI Index (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.73%
5 Years	rr_AverageAnnualReturnYear05	5.12%
10 Years	rr_AverageAnnualReturnYear10	6.22%
Class K | LifePath 2020 Portfolio | Citigroup 3-Month Treasury Bill Index (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.13%
5 Years	rr_AverageAnnualReturnYear05	2.30%
10 Years	rr_AverageAnnualReturnYear10	2.26%
Class K | LifePath 2020 Portfolio | Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.31%
5 Years	rr_AverageAnnualReturnYear05	5.33%
10 Years	rr_AverageAnnualReturnYear10	7.02%
Class K | LifePath 2020 Portfolio | FTSE EPRA/NAREIT Developed Real Estate Index (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.41%
5 Years	rr_AverageAnnualReturnYear05	2.88%
10 Years	rr_AverageAnnualReturnYear10	9.82%

[1]	BlackRock Fund Advisors ("BFA"), the investment adviser to 2020 Master Portfolio has contractually agreed to waive its management fee at the 2020 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Institutional Trust Company, N.A. ("BTC"), from each investment company in which the 2020 Master Portfolio invests through April 30, 2012. This waiver may not be terminated prior to May 1, 2012 without the consent of the Board of Trustees of MIP.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2020 Portfolio and LifePath 2020 Master Portfolio (the "2020 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2020 Master Portfolio invests. Management fees are paid by the 2020 Master Portfolio.
[3]	Independent Expenses consist of LifePath 2020 Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2020 Portfolio and the 2020 Master Portfolio. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2020 Portfolio and the 2020 Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2021 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Independent Expenses have been restated to reflect current fees.
[5]	Acquired Fund Fees and Expenses reflect LifePath 2020 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[6]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the LifePath Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Independent Expenses to reflect current fees.

Class K | LifePath 2025 Portfolio
LifePath Portfolio Overview Key Facts About LifePath® 2025 Portfolio
Investment Objective

LifePath® 2025 Portfolio ("LifePath 2025 Portfolio" or the "LifePath Portfolio"), a series of BlackRock Funds III (the "Trust"), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2025.

Fees and Expenses of the LifePath Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares (formerly, Class S Shares) of LifePath 2025 Portfolio.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class K LifePath 2025 Portfolio Class K Shares
Management Fee	[1][2]	0.35%
Distribution and/or Service (12b-1) Fees	[2]	none
Other Expenses	[2]	120.75%
Administration Fees	[2]	0.15%
Independent Expenses	[2][3][4]	120.60%
Acquired Fund Fees and Expenses	[2][5][6]	0.34%
Total Annual Fund Operating Expenses	[2][6]	121.44%
Fee Waivers and/or Expense Reimbursements	[1][2][3]	(120.94%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3]	0.50%
[1]	BlackRock Fund Advisors ("BFA"), the investment adviser to 2025 Master Portfolio has contractually agreed to waive its management fee at the 2025 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Institutional Trust Company, N.A. ("BTC"), from each investment company in which the 2025 Master Portfolio invests through April 30, 2012. This waiver may not be terminated prior to May 1, 2012 without the consent of the Board of Trustees of MIP.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2025 Portfolio and LifePath 2025 Master Portfolio (the "2025 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2025 Master Portfolio invests. Management fees are paid by the 2025 Master Portfolio.
[3]	Independent Expenses consist of LifePath 2025 Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2025 Portfolio and the 2025 Master Portfolio. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2025 Portfolio and the 2025 Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2021 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Independent Expenses have been restated to reflect current fees.
[5]	Acquired Fund Fees and Expenses reflect LifePath 2025 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[6]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the LifePath Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Independent Expenses to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2025 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class K Shares of LifePath 2025 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2025 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Class K LifePath 2025 Portfolio Class K Shares	51	234	433	1,006

Portfolio Turnover

The 2025 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2025 Portfolio's performance. During the most recent fiscal period, the 2025 Master Portfolio's portfolio turnover rate was 2% of the average value of its portfolio.

Principal Investment Strategies of the LifePath Portfolio

LifePath 2025 Portfolio invests all of its assets in the 2025 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2025 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2025. As of March 31, 2011, LifePath 2025 Portfolio held approximately 67% of its assets in Underlying Funds that invest primarily in equity securities, 33% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios of the Trust:

fund name	LifePath Retirement Portfolio
x axis	0
y axis	39%

fund name	LifePath 2020 Portfolio
x axis	9
y axis	59%

fund name	LifePath 2025 Portfolio
x axis	14
y axis	67%

fund name	LifePath 2030 Portfolio
x axis	19
y axis	74%

fund name	LifePath 2035 Portfolio
x axis	24
y axis	81%

fund name	LifePath 2040 Portfolio
x axis	29
y axis	87%

fund name	LifePath 2045 Portfolio
x axis	34
y axis	93%

fund name	LifePath 2050 Portfolio
x axis	39
y axis	98%

fund name	LifePath 2055 Portfolio
x axis	44
y axis	99%

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BFA may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA's second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the "Details About the LifePath Portfolios — Information About the Underlying Funds" section of the prospectus ("Prospectus") for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), globally (including domestic and international (including emerging market) funds), or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Principal Risks of Investing in the LifePath Portfolio

Risk is inherent in all investing. The value of your investment in LifePath 2025 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the LifePath Portfolio. LifePath 2025 Portfolio invests all of its assets in the 2025 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2025 Portfolio in the description of risks below may include the Underlying Funds in which the 2025 Master Portfolio invests, as applicable.

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Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

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Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

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Convertible Securities Risk – The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

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Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

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Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

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Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

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Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—	The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

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Investment Style Risk – Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other equity funds that use different investment styles.

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Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

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Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

■

Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

■

U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Performance Information
Because LifePath 2025 Portfolio does not have a full year of operations, it does not disclose its performance history in this Prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Class K | LifePath 2025 Portfolio | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.35%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	120.75%	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.15%	[2]
Independent Expenses	rr_Component2OtherExpensesOverAssets	120.60%	[2],[3],[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.34%	[2],[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	121.44%	[2],[6]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(120.94%)	[1],[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.50%	[1],[2],[3]
1 Year	rr_ExpenseExampleYear01	51
3 Years	rr_ExpenseExampleYear03	234
5 Years	rr_ExpenseExampleYear05	433
10 Years	rr_ExpenseExampleYear10	1,006
Class K | LifePath 2025 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LifePath Portfolio Overview Key Facts About LifePath® 2025 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

LifePath® 2025 Portfolio ("LifePath 2025 Portfolio" or the "LifePath Portfolio"), a series of BlackRock Funds III (the "Trust"), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2025.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the LifePath Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares (formerly, Class S Shares) of LifePath 2025 Portfolio.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The 2025 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2025 Portfolio's performance. During the most recent fiscal period, the 2025 Master Portfolio's portfolio turnover rate was 2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Independent Expenses have been restated to reflect current fees
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the LifePath Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Independent Expenses to reflect current fees
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2025 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class K Shares of LifePath 2025 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2025 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the LifePath Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

LifePath 2025 Portfolio invests all of its assets in the 2025 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2025 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2025. As of March 31, 2011, LifePath 2025 Portfolio held approximately 67% of its assets in Underlying Funds that invest primarily in equity securities, 33% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios of the Trust:

fund name	LifePath Retirement Portfolio
x axis	0
y axis	39%

fund name	LifePath 2020 Portfolio
x axis	9
y axis	59%

fund name	LifePath 2025 Portfolio
x axis	14
y axis	67%

fund name	LifePath 2030 Portfolio
x axis	19
y axis	74%

fund name	LifePath 2035 Portfolio
x axis	24
y axis	81%

fund name	LifePath 2040 Portfolio
x axis	29
y axis	87%

fund name	LifePath 2045 Portfolio
x axis	34
y axis	93%

fund name	LifePath 2050 Portfolio
x axis	39
y axis	98%

fund name	LifePath 2055 Portfolio
x axis	44
y axis	99%

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BFA may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA's second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the "Details About the LifePath Portfolios — Information About the Underlying Funds" section of the prospectus ("Prospectus") for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), globally (including domestic and international (including emerging market) funds), or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the LifePath Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. The value of your investment in LifePath 2025 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the LifePath Portfolio. LifePath 2025 Portfolio invests all of its assets in the 2025 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2025 Portfolio in the description of risks below may include the Underlying Funds in which the 2025 Master Portfolio invests, as applicable.

■

Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

■

Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

■

Convertible Securities Risk – The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

■

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

■

Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■

Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—	The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

Investment Style Risk – Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other equity funds that use different investment styles.

■

Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

■

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

■

Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

■

U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because LifePath 2025 Portfolio does not have a full year of operations, it does not disclose its performance history in this Prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because LifePath 2025 Portfolio does not have a full year of operations, it does not disclose its performance history in this Prospectus

[1]	BlackRock Fund Advisors ("BFA"), the investment adviser to 2025 Master Portfolio has contractually agreed to waive its management fee at the 2025 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Institutional Trust Company, N.A. ("BTC"), from each investment company in which the 2025 Master Portfolio invests through April 30, 2012. This waiver may not be terminated prior to May 1, 2012 without the consent of the Board of Trustees of MIP.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2025 Portfolio and LifePath 2025 Master Portfolio (the "2025 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2025 Master Portfolio invests. Management fees are paid by the 2025 Master Portfolio.
[3]	Independent Expenses consist of LifePath 2025 Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2025 Portfolio and the 2025 Master Portfolio. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2025 Portfolio and the 2025 Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2021 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Independent Expenses have been restated to reflect current fees.
[5]	Acquired Fund Fees and Expenses reflect LifePath 2025 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[6]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the LifePath Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Independent Expenses to reflect current fees.

Class K | LifePath 2030 Portfolio
LifePath Portfolio Overview Key Facts About LifePath 2030 Portfolio®
Investment Objective

LifePath 2030 Portfolio® ("LifePath 2030 Portfolio" or the "LifePath Portfolio"), a series of BlackRock Funds III (the "Trust"), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030.

Fees and Expenses of the LifePath Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares (formerly, Class S Shares) of LifePath 2030 Portfolio.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class K LifePath 2030 Portfolio
Management Fee	[1][2]	0.35%
Distribution and/or Service (12b-1) Fees	[2]	none
Other Expenses	[2]	0.16%
Administration Fees	[2]	0.15%
Independent Expenses	[2][3][4]	0.01%
Acquired Fund Fees and Expenses	[2][5][6]	0.33%
Total Annual Fund Operating Expenses	[2][6]	0.84%
Fee Waivers and/or Expense Reimbursements	[1][2][3]	(0.34%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3]	0.50%
[1]	BlackRock Fund Advisors ("BFA"), the investment adviser to 2030 Master Portfolio has contractually agreed to waive its management fee at the 2030 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Institutional Trust Company, N.A. ("BTC"), from each investment company in which the 2030 Master Portfolio invests through April 30, 2012. This waiver may not be terminated prior to May 1, 2012 without the consent of the Board of Trustees of MIP.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2030 Portfolio and LifePath 2030 Master Portfolio (the "2030 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2030 Master Portfolio invests. Management fees are paid by the 2030 Master Portfolio.
[3]	Independent Expenses consist of LifePath 2030 Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2030 Portfolio and the 2030 Master Portfolio. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2030 Portfolio and the 2030 Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2021 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Independent Expenses have been restated to reflect current fees.
[5]	Acquired Fund Fees and Expenses reflect LifePath 2030 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[6]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the LifePath Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Independent Expenses to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2030 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class K Shares of LifePath 2030 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2030 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Class K LifePath 2030 Portfolio	51	232	428	995

Portfolio Turnover

The 2030 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2030 Portfolio's performance. During the most recent fiscal year, the 2030 Master Portfolio's portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategies of the LifePath Portfolio

LifePath 2030 Portfolio invests all of its assets in the 2030 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2030 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2030. As of March 31, 2011, LifePath 2030 Portfolio held approximately 74% of its assets in Underlying Funds that invest primarily in equity securities, 26% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios of the Trust:

fund name	LifePath Retirement Portfolio
x axis	0
y axis	39%

fund name	LifePath 2020 Portfolio
x axis	9
y axis	59%

fund name	LifePath 2025 Portfolio
x axis	14
y axis	67%

fund name	LifePath 2030 Portfolio
x axis	19
y axis	74%

fund name	LifePath 2035 Portfolio
x axis	24
y axis	81%

fund name	LifePath 2040 Portfolio
x axis	29
y axis	87%

fund name	LifePath 2045 Portfolio
x axis	34
y axis	93%

fund name	LifePath 2050 Portfolio
x axis	39
y axis	98%

fund name	LifePath 2055 Portfolio
x axis	44
y axis	99%

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BFA may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA's second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the "Details About the LifePath Portfolios — Information About the Underlying Funds" section of the prospectus ("Prospectus") for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), globally (including domestic and international (including emerging market) funds), or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Principal Risks of Investing in the LifePath Portfolio

Risk is inherent in all investing. The value of your investment in LifePath 2030 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the LifePath Portfolio. LifePath 2030 Portfolio invests all of its assets in the 2030 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2030 Portfolio in the description of risks below may include the Underlying Funds in which the 2030 Master Portfolio invests, as applicable.

■

Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

■

Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

■

Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

■

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

■

Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■

Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—	The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other equity funds that use different investment styles.

■

Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

■

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

■

Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

■

U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Performance Information

The bar chart and table in this section provide some indication of the risks of investing in Class K Shares of LifePath 2030 Portfolio by showing the changes in their performance from year to year. The bar chart shows the returns for Class K Shares of LifePath 2030 Portfolio for each of the last ten calendar years. Prior to May 3, 2010, Class K Shares were designated Class S Shares. The performance information for the periods from January 1, 2000 through May 30, 2008 (the date Class K Shares (formerly Class S Shares) commenced operations) shows the performance of Institutional Shares of LifePath 2030 Portfolio adjusted to reflect the different administration fees and expenses of Class K Shares. The average annual total return table compares the performance (before and after taxes) of Class K Shares of LifePath 2030 Portfolio to that of the LifePath 2030 Portfolio Custom Benchmark. The LifePath 2030 Portfolio Custom Benchmark, a customized weighted index comprised of the different indexes set forth in the table below, is representative of the asset classes in which LifePath 2030 Portfolio invests according to their weightings as of the most recent quarter-end. For all periods prior to March 15, 2004, the returns for LifePath 2030 Portfolio reflect the direct investment by 2030 Master Portfolio in a portfolio of securities and also reflect investment in accordance with a model that included "tactical," or short-term, shifts in allocation between stocks and bonds. How the LifePath Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain LifePath Portfolio expenses during these periods, the LifePath Portfolio's returns would have been lower.

Class K Shares ANNUAL TOTAL RETURNS LifePath 2030 Portfolio As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 16.83% (quarter ended June 30, 2009) and the lowest return for a quarter was -17.85% (quarter ended December 31, 2008). The year-to-date return as of March 31, 2011 was 4.05%.

As of 12/31/10 Average Annual Total Returns
Average Annual Total Returns - Class K	1 Year	5 Years	10 Years
LifePath 2030 Portfolio	12.32%	3.04%	2.80%
LifePath 2030 Portfolio Return After Taxes on Distributions	11.74%	2.20%	1.98%
LifePath 2030 Portfolio Return After Taxes on Distributions and Sale of Fund Shares	8.20%	2.37%	2.14%
LifePath 2030 Portfolio LifePath 2030 Portfolio Custom Benchmark (Reflects no deductions for fees, expenses or taxes)	14.13%	4.13%	3.66%
LifePath 2030 Portfolio S&P 1500 Index (Reflects no deductions for fees, expenses or taxes)	16.38%	2.65%	2.07%
LifePath 2030 Portfolio Barclays Capital U.S. Aggregate Bond Index (Reflects no deductions for fees, expenses or taxes)	6.54%	5.80%	5.84%
LifePath 2030 Portfolio MSCI All Country World ex US IMI Index (Reflects no deductions for fees, expenses or taxes)	12.73%	5.12%	6.22%
LifePath 2030 Portfolio Citigroup 3-Month Treasury Bill Index (Reflects no deductions for fees, expenses or taxes)	0.13%	2.30%	2.26%
LifePath 2030 Portfolio Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (Reflects no deductions for fees, expenses or taxes)	6.31%	5.33%	7.02%
LifePath 2030 Portfolio FTSE EPRA/NAREIT Developed Real Estate Index (Reflects no deductions for fees, expenses or taxes)	20.41%	2.88%	9.82%

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Class K | LifePath 2030 Portfolio | Class K
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.35%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.15%	[2]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.01%	[2],[3],[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%	[2],[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%	[2],[6]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[1],[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.50%	[1],[2],[3]
1 Year	rr_ExpenseExampleYear01	51
3 Years	rr_ExpenseExampleYear03	232
5 Years	rr_ExpenseExampleYear05	428
10 Years	rr_ExpenseExampleYear10	995
Annual Return 2001	rr_AnnualReturn2001	(9.59%)
Annual Return 2002	rr_AnnualReturn2002	(15.38%)
Annual Return 2003	rr_AnnualReturn2003	24.21%
Annual Return 2004	rr_AnnualReturn2004	11.13%
Annual Return 2005	rr_AnnualReturn2005	7.98%
Annual Return 2006	rr_AnnualReturn2006	15.47%
Annual Return 2007	rr_AnnualReturn2007	2.99%
Annual Return 2008	rr_AnnualReturn2008	(31.06%)
Annual Return 2009	rr_AnnualReturn2009	26.23%
Annual Return 2010	rr_AnnualReturn2010	12.32%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.85%)
1 Year	rr_AverageAnnualReturnYear01	12.32%
5 Years	rr_AverageAnnualReturnYear05	3.04%
10 Years	rr_AverageAnnualReturnYear10	2.80%
Class K | LifePath 2030 Portfolio | Class K | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.74%
5 Years	rr_AverageAnnualReturnYear05	2.20%
10 Years	rr_AverageAnnualReturnYear10	1.98%
Class K | LifePath 2030 Portfolio | Class K | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.20%
5 Years	rr_AverageAnnualReturnYear05	2.37%
10 Years	rr_AverageAnnualReturnYear10	2.14%
Class K | LifePath 2030 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LifePath Portfolio Overview Key Facts About LifePath 2030 Portfolio®
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

LifePath 2030 Portfolio® ("LifePath 2030 Portfolio" or the "LifePath Portfolio"), a series of BlackRock Funds III (the "Trust"), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the LifePath Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares (formerly, Class S Shares) of LifePath 2030 Portfolio.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The 2030 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2030 Portfolio's performance. During the most recent fiscal year, the 2030 Master Portfolio's portfolio turnover rate was 3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Independent Expenses have been restated to reflect current fees
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the LifePath Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Independent Expenses to reflect current fees
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2030 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class K Shares of LifePath 2030 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2030 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the LifePath Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

LifePath 2030 Portfolio invests all of its assets in the 2030 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2030 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2030. As of March 31, 2011, LifePath 2030 Portfolio held approximately 74% of its assets in Underlying Funds that invest primarily in equity securities, 26% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios of the Trust:

fund name	LifePath Retirement Portfolio
x axis	0
y axis	39%

fund name	LifePath 2020 Portfolio
x axis	9
y axis	59%

fund name	LifePath 2025 Portfolio
x axis	14
y axis	67%

fund name	LifePath 2030 Portfolio
x axis	19
y axis	74%

fund name	LifePath 2035 Portfolio
x axis	24
y axis	81%

fund name	LifePath 2040 Portfolio
x axis	29
y axis	87%

fund name	LifePath 2045 Portfolio
x axis	34
y axis	93%

fund name	LifePath 2050 Portfolio
x axis	39
y axis	98%

fund name	LifePath 2055 Portfolio
x axis	44
y axis	99%

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BFA may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA's second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the "Details About the LifePath Portfolios — Information About the Underlying Funds" section of the prospectus ("Prospectus") for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), globally (including domestic and international (including emerging market) funds), or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the LifePath Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. The value of your investment in LifePath 2030 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the LifePath Portfolio. LifePath 2030 Portfolio invests all of its assets in the 2030 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2030 Portfolio in the description of risks below may include the Underlying Funds in which the 2030 Master Portfolio invests, as applicable.

■

Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

■

Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

■

Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

■

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

■

Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■

Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—	The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other equity funds that use different investment styles.

■

Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

■

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

■

Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

■

U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table in this section provide some indication of the risks of investing in Class K Shares of LifePath 2030 Portfolio by showing the changes in their performance from year to year. The bar chart shows the returns for Class K Shares of LifePath 2030 Portfolio for each of the last ten calendar years. Prior to May 3, 2010, Class K Shares were designated Class S Shares. The performance information for the periods from January 1, 2000 through May 30, 2008 (the date Class K Shares (formerly Class S Shares) commenced operations) shows the performance of Institutional Shares of LifePath 2030 Portfolio adjusted to reflect the different administration fees and expenses of Class K Shares. The average annual total return table compares the performance (before and after taxes) of Class K Shares of LifePath 2030 Portfolio to that of the LifePath 2030 Portfolio Custom Benchmark. The LifePath 2030 Portfolio Custom Benchmark, a customized weighted index comprised of the different indexes set forth in the table below, is representative of the asset classes in which LifePath 2030 Portfolio invests according to their weightings as of the most recent quarter-end. For all periods prior to March 15, 2004, the returns for LifePath 2030 Portfolio reflect the direct investment by 2030 Master Portfolio in a portfolio of securities and also reflect investment in accordance with a model that included "tactical," or short-term, shifts in allocation between stocks and bonds. How the LifePath Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain LifePath Portfolio expenses during these periods, the LifePath Portfolio's returns would have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table in this section provide some indication of the risks of investing in Class K Shares of LifePath 2030 Portfolio by showing the changes in their performance from year to year. The bar chart shows the returns for Class K Shares of LifePath 2030 Portfolio for each of the last ten calendar years.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the LifePath Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class K Shares ANNUAL TOTAL RETURNS LifePath 2030 Portfolio As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a quarter was 16.83% (quarter ended June 30, 2009) and the lowest return for a quarter was -17.85% (quarter ended December 31, 2008). The year-to-date return as of March 31, 2011 was 4.05%.

Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/10 Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class K | LifePath 2030 Portfolio | LifePath 2030 Portfolio Custom Benchmark (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.13%
5 Years	rr_AverageAnnualReturnYear05	4.13%
10 Years	rr_AverageAnnualReturnYear10	3.66%
Class K | LifePath 2030 Portfolio | S&P 1500 Index (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.38%
5 Years	rr_AverageAnnualReturnYear05	2.65%
10 Years	rr_AverageAnnualReturnYear10	2.07%
Class K | LifePath 2030 Portfolio | Barclays Capital U.S. Aggregate Bond Index (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
Class K | LifePath 2030 Portfolio | MSCI All Country World ex US IMI Index (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.73%
5 Years	rr_AverageAnnualReturnYear05	5.12%
10 Years	rr_AverageAnnualReturnYear10	6.22%
Class K | LifePath 2030 Portfolio | Citigroup 3-Month Treasury Bill Index (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.13%
5 Years	rr_AverageAnnualReturnYear05	2.30%
10 Years	rr_AverageAnnualReturnYear10	2.26%
Class K | LifePath 2030 Portfolio | Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.31%
5 Years	rr_AverageAnnualReturnYear05	5.33%
10 Years	rr_AverageAnnualReturnYear10	7.02%
Class K | LifePath 2030 Portfolio | FTSE EPRA/NAREIT Developed Real Estate Index (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.41%
5 Years	rr_AverageAnnualReturnYear05	2.88%
10 Years	rr_AverageAnnualReturnYear10	9.82%

[1]	BlackRock Fund Advisors ("BFA"), the investment adviser to 2030 Master Portfolio has contractually agreed to waive its management fee at the 2030 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Institutional Trust Company, N.A. ("BTC"), from each investment company in which the 2030 Master Portfolio invests through April 30, 2012. This waiver may not be terminated prior to May 1, 2012 without the consent of the Board of Trustees of MIP.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2030 Portfolio and LifePath 2030 Master Portfolio (the "2030 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2030 Master Portfolio invests. Management fees are paid by the 2030 Master Portfolio.
[3]	Independent Expenses consist of LifePath 2030 Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2030 Portfolio and the 2030 Master Portfolio. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2030 Portfolio and the 2030 Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2021 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Independent Expenses have been restated to reflect current fees.
[5]	Acquired Fund Fees and Expenses reflect LifePath 2030 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[6]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the LifePath Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Independent Expenses to reflect current fees.

Class K | LifePath 2035 Portfolio
LifePath Portfolio Overview Key Facts About LifePath® 2035 Portfolio
Investment Objective

LifePath® 2035 Portfolio ("LifePath 2035 Portfolio" or the "LifePath Portfolio"), a series of BlackRock Funds III (the "Trust"), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2035.

Fees and Expenses of the LifePath Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares (formerly, Class S Shares) of LifePath 2035 Portfolio.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class K LifePath 2035 Portfolio Class K Shares
Management Fee	[1][2]	0.35%
Distribution and/or Service (12b-1) Fees	[2]	none
Other Expenses	[2]	117.00%
Administration Fees	[2]	0.15%
Independent Expenses	[2][3][4]	116.85%
Acquired Fund Fees and Expenses	[2][5][6]	0.35%
Total Annual Fund Operating Expenses	[2][6]	117.70%
Fee Waivers and/or Expense Reimbursements	[1][2][3]	(117.20%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3]	0.50%
[1]	BlackRock Fund Advisors ("BFA"), the investment adviser to 2035 Master Portfolio has contractually agreed to waive its management fee at the 2035 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Institutional Trust Company, N.A. ("BTC"), from each investment company in which the 2035 Master Portfolio invests through April 30, 2012. This waiver may not be terminated prior to May 1, 2012 without the consent of the Board of Trustees of MIP.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2035 Portfolio and LifePath 2035 Master Portfolio (the "2035 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2035 Master Portfolio invests. Management fees are paid by the 2035 Master Portfolio.
[3]	Independent Expenses consist of LifePath 2035 Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2035 Portfolio and the 2035 Master Portfolio. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2035 Portfolio and the 2035 Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2021 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Independent Expenses have been restated to reflect current fees.
[5]	Acquired Fund Fees and Expenses reflect LifePath 2035 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[6]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the LifePath Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Independent Expenses to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2035 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class K Shares of LifePath 2035 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2035 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Class K LifePath 2035 Portfolio Class K Shares	51	236	437	1,017

Portfolio Turnover

The 2035 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2035 Portfolio's performance. During the most recent fiscal period, the 2035 Master Portfolio's portfolio turnover rate was 1% of the average value of its portfolio.

Principal Investment Strategies of the LifePath Portfolio

LifePath 2035 Portfolio invests all of its assets in the 2035 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2035 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2035. As of March 31, 2011, LifePath 2035 Portfolio held approximately 81% of its assets in Underlying Funds that invest primarily in equity securities, 19% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios of the Trust:

fund name	LifePath Retirement Portfolio
x axis	0
y axis	39%

fund name	LifePath 2020 Portfolio
x axis	9
y axis	59%

fund name	LifePath 2025 Portfolio
x axis	14
y axis	67%

fund name	LifePath 2030 Portfolio
x axis	19
y axis	74%

fund name	LifePath 2035 Portfolio
x axis	24
y axis	81%

fund name	LifePath 2040 Portfolio
x axis	29
y axis	87%

fund name	LifePath 2045 Portfolio
x axis	34
y axis	93%

fund name	LifePath 2050 Portfolio
x axis	39
y axis	98%

fund name	LifePath 2055 Portfolio
x axis	44
y axis	99%

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BFA may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA's second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the "Details About the LifePath Portfolios — Information About the Underlying Funds" section of the prospectus ("Prospectus") for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), globally (including domestic and international (including emerging market) funds), or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Principal Risks of Investing in the LifePath Portfolio

Risk is inherent in all investing. The value of your investment in LifePath 2035 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the LifePath Portfolio. LifePath 2035 Portfolio invests all of its assets in the 2035 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2035 Portfolio in the description of risks below may include the Underlying Funds in which the 2035 Master Portfolio invests, as applicable.

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Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

■

Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

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Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

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Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

■

Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

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Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■

Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—	The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

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Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other equity funds that use different investment styles.

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Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

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Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

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Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

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Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

■

U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Performance Information
Because LifePath 2035 Portfolio does not have a full year of operations, it does not disclose its performance history in this Prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Class K | LifePath 2035 Portfolio | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.35%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	117.00%	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.15%	[2]
Independent Expenses	rr_Component2OtherExpensesOverAssets	116.85%	[2],[3],[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%	[2],[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	117.70%	[2],[6]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(117.20%)	[1],[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.50%	[1],[2],[3]
1 Year	rr_ExpenseExampleYear01	51
3 Years	rr_ExpenseExampleYear03	236
5 Years	rr_ExpenseExampleYear05	437
10 Years	rr_ExpenseExampleYear10	1,017
Class K | LifePath 2035 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LifePath Portfolio Overview Key Facts About LifePath® 2035 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

LifePath® 2035 Portfolio ("LifePath 2035 Portfolio" or the "LifePath Portfolio"), a series of BlackRock Funds III (the "Trust"), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2035.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the LifePath Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares (formerly, Class S Shares) of LifePath 2035 Portfolio.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The 2035 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2035 Portfolio's performance. During the most recent fiscal period, the 2035 Master Portfolio's portfolio turnover rate was 1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Independent Expenses have been restated to reflect current fees
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the LifePath Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Independent Expenses to reflect current fees
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2035 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class K Shares of LifePath 2035 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2035 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the LifePath Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

LifePath 2035 Portfolio invests all of its assets in the 2035 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2035 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2035. As of March 31, 2011, LifePath 2035 Portfolio held approximately 81% of its assets in Underlying Funds that invest primarily in equity securities, 19% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios of the Trust:

fund name	LifePath Retirement Portfolio
x axis	0
y axis	39%

fund name	LifePath 2020 Portfolio
x axis	9
y axis	59%

fund name	LifePath 2025 Portfolio
x axis	14
y axis	67%

fund name	LifePath 2030 Portfolio
x axis	19
y axis	74%

fund name	LifePath 2035 Portfolio
x axis	24
y axis	81%

fund name	LifePath 2040 Portfolio
x axis	29
y axis	87%

fund name	LifePath 2045 Portfolio
x axis	34
y axis	93%

fund name	LifePath 2050 Portfolio
x axis	39
y axis	98%

fund name	LifePath 2055 Portfolio
x axis	44
y axis	99%

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BFA may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA's second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the "Details About the LifePath Portfolios — Information About the Underlying Funds" section of the prospectus ("Prospectus") for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), globally (including domestic and international (including emerging market) funds), or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the LifePath Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. The value of your investment in LifePath 2035 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the LifePath Portfolio. LifePath 2035 Portfolio invests all of its assets in the 2035 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2035 Portfolio in the description of risks below may include the Underlying Funds in which the 2035 Master Portfolio invests, as applicable.

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Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

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Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

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Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

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Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

■

Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

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Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■

Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—	The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other equity funds that use different investment styles.

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Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

■

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

■

Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

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Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

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U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because LifePath 2035 Portfolio does not have a full year of operations, it does not disclose its performance history in this Prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because LifePath 2035 Portfolio does not have a full year of operations, it does not disclose its performance history in this Prospectus

[1]	BlackRock Fund Advisors ("BFA"), the investment adviser to 2035 Master Portfolio has contractually agreed to waive its management fee at the 2035 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Institutional Trust Company, N.A. ("BTC"), from each investment company in which the 2035 Master Portfolio invests through April 30, 2012. This waiver may not be terminated prior to May 1, 2012 without the consent of the Board of Trustees of MIP.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2035 Portfolio and LifePath 2035 Master Portfolio (the "2035 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2035 Master Portfolio invests. Management fees are paid by the 2035 Master Portfolio.
[3]	Independent Expenses consist of LifePath 2035 Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2035 Portfolio and the 2035 Master Portfolio. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2035 Portfolio and the 2035 Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2021 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Independent Expenses have been restated to reflect current fees.
[5]	Acquired Fund Fees and Expenses reflect LifePath 2035 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[6]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the LifePath Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Independent Expenses to reflect current fees.

Class K | LifePath 2040 Portfolio
LifePath Portfolio Overview Key Facts About LifePath 2040 Portfolio®
Investment Objective

LifePath 2040 Portfolio® ("LifePath 2040 Portfolio" or the "LifePath Portfolio"), a series of BlackRock Funds III (the "Trust"), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040.

Fees and Expenses of the LifePath Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares (formerly, Class S Shares) of LifePath 2040 Portfolio.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class K LifePath 2040 Portfolio
Management Fee	[1][2]	0.35%
Distribution and/or Service (12b-1) Fees	[2]	none
Other Expenses	[2]	0.16%
Administration Fees	[2]	0.15%
Independent Expenses	[2][3][4]	0.01%
Acquired Fund Fees and Expenses	[2][5][6]	0.33%
Total Annual Fund Operating Expenses	[2][5]	0.84%
Fee Waivers and/or Expense Reimbursements	[1][2][3]	(0.34%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3]	0.50%
[1]	BlackRock Fund Advisors ("BFA"), the investment adviser to 2040 Master Portfolio has contractually agreed to waive its management fee at the 2040 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Institutional Trust Company, N.A. ("BTC"), from each investment company in which 2040 Master Portfolio invests through April 30, 2012. This waiver may not be terminated prior to May 1, 2012 without the consent of the Board of Trustees of MIP.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2040 Portfolio and LifePath 2040 Master Portfolio (the "2040 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2040 Master Portfolio invests. Management fees are paid by the 2040 Master Portfolio.
[3]	Independent Expenses consist of LifePath 2040 Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2040 Portfolio and the 2040 Master Portfolio. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2040 Portfolio and the 2040 Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2021 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Independent Expenses have been restated to reflect current fees.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the LifePath Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Independent Expenses to reflect current fees.
[6]	Acquired Fund Fees and Expenses reflect LifePath 2040 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

Example

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2040 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class K Shares of LifePath 2040 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2040 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Class K LifePath 2040 Portfolio	51	232	428	995

Portfolio Turnover

The 2040 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2040 Portfolio's performance. During the most recent fiscal year, the 2040 Master Portfolio's portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies of the LifePath Portfolio

LifePath 2040 Portfolio invests all of its assets in the 2040 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of the equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2040 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2040. As of March 31, 2011, LifePath 2040 Portfolio held approximately 87% of its assets in Underlying Funds that invest primarily in equity securities, 13% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios of the Trust:

fund name	LifePath Retirement Portfolio
x axis	0
y axis	39%

fund name	LifePath 2020 Portfolio
x axis	9
y axis	59%

fund name	LifePath 2025 Portfolio
x axis	14
y axis	67%

fund name	LifePath 2030 Portfolio
x axis	19
y axis	74%

fund name	LifePath 2035 Portfolio
x axis	24
y axis	81%

fund name	LifePath 2040 Portfolio
x axis	29
y axis	87%

fund name	LifePath 2045 Portfolio
x axis	34
y axis	93%

fund name	LifePath 2050 Portfolio
x axis	39
y axis	98%

fund name	LifePath 2055 Portfolio
x axis	44
y axis	99%

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BFA may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA's second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the "Details About the LifePath Portfolios — Information About the Underlying Funds" section of the prospectus ("Prospectus") for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), globally (including domestic and international (including emerging market) funds), or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Principal Risks of Investing in the LifePath Portfolio

Risk is inherent in all investing. The value of your investment in LifePath 2040 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the LifePath Portfolio. LifePath 2040 Portfolio invests all of its assets in the 2040 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2040 Portfolio in the description of risks below may include the Underlying Funds in which the 2040 Master Portfolio invests, as applicable.

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Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

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Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

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Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

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Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

■

Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■

Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—	The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other equity funds that use different investment styles.

■

Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

■

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

■

Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

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U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Performance Information

The bar chart and table in this section provide some indication of the risks of investing in Class K Shares of LifePath 2040 Portfolio by showing the changes in their performance from year to year. The bar chart shows the returns for Class K Shares of LifePath 2040 Portfolio for each of the last ten calendar years. Prior to May 3, 2010, Class K Shares were designated Class S Shares. The performance information for the periods from January 1, 2000 through May 30, 2008 (the date Class K Shares (formerly Class S Shares) commenced operations) shows the performance of Institutional Shares of LifePath 2040 Portfolio adjusted to reflect the different administration fees and expenses of Class K Shares. The average annual total return table compares the performance (before and after taxes) of Class K Shares of LifePath 2040 Portfolio to that of the LifePath 2040 Portfolio Custom Benchmark. The LifePath 2040 Portfolio Custom Benchmark, a customized weighted index comprised of the different indexes set forth in the table below, is representative of the asset classes in which LifePath 2040 Portfolio invests according to their weightings as of the most recent quarter-end. For all periods prior to March 15, 2004, the returns for LifePath 2040 Portfolio reflect the direct investment by 2040 Master Portfolio in a portfolio of securities and also reflect investment in accordance with a model that included "tactical," or short-term, shifts in allocation between stocks and bonds. How the LifePath Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain LifePath Portfolio expenses during these periods, the LifePath Portfolio's returns would have been lower.

Class K Shares ANNUAL TOTAL RETURNS LifePath 2040 Portfolio As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 19.11% (quarter ended June 30, 2009) and the lowest return for a quarter was -20.70% (quarter ended December 31, 2008). The year-to-date return as of March 31, 2011 was 4.50%.

As of 12/31/10 Average Annual Total Returns
Average Annual Total Returns - Class K	1 Year	5 Years	10 Years
LifePath 2040 Portfolio	13.18%	2.43%	2.15%
LifePath 2040 Portfolio Return After Taxes on Distributions	12.78%	1.92%	1.77%
LifePath 2040 Portfolio Return After Taxes on Distributions and Sale of Fund Shares	8.80%	2.00%	1.77%
LifePath 2040 Portfolio LifePath 2040 Portfolio Custom Benchmark (Reflects no deductions for fees, expenses or taxes)	15.18%	3.69%	3.08%
LifePath 2040 Portfolio S&P 1500 Index (Reflects no deductions for fees, expenses or taxes)	16.38%	2.65%	2.07%
LifePath 2040 Portfolio Barclays Capital U.S. Aggregate Bond Index (Reflects no deductions for fees, expenses or taxes)	6.54%	5.80%	5.84%
LifePath 2040 Portfolio MSCI All Country World ex US IMI Index (Reflects no deductions for fees, expenses or taxes)	12.73%	5.12%	6.22%
LifePath 2040 Portfolio Citigroup 3-Month Treasury Bill Index (Reflects no deductions for fees, expenses or taxes)	0.13%	2.30%	2.26%
LifePath 2040 Portfolio Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (Reflects no deductions for fees, expenses or taxes)	6.31%	5.33%	7.02%
LifePath 2040 Portfolio FTSE EPRA/NAREIT Developed Real Estate Index (Reflects no deductions for fees, expenses or taxes)	20.41%	2.88%	9.82%

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Class K | LifePath 2040 Portfolio | Class K
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.35%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.15%	[2]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.01%	[2],[3],[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%	[2],[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%	[2],[5]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[1],[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.50%	[1],[2],[3]
1 Year	rr_ExpenseExampleYear01	51
3 Years	rr_ExpenseExampleYear03	232
5 Years	rr_ExpenseExampleYear05	428
10 Years	rr_ExpenseExampleYear10	995
Annual Return 2001	rr_AnnualReturn2001	(13.06%)
Annual Return 2002	rr_AnnualReturn2002	(18.38%)
Annual Return 2003	rr_AnnualReturn2003	27.99%
Annual Return 2004	rr_AnnualReturn2004	11.78%
Annual Return 2005	rr_AnnualReturn2005	8.59%
Annual Return 2006	rr_AnnualReturn2006	17.32%
Annual Return 2007	rr_AnnualReturn2007	2.38%
Annual Return 2008	rr_AnnualReturn2008	(35.41%)
Annual Return 2009	rr_AnnualReturn2009	28.52%
Annual Return 2010	rr_AnnualReturn2010	13.18%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.70%)
1 Year	rr_AverageAnnualReturnYear01	13.18%
5 Years	rr_AverageAnnualReturnYear05	2.43%
10 Years	rr_AverageAnnualReturnYear10	2.15%
Class K | LifePath 2040 Portfolio | Class K | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.78%
5 Years	rr_AverageAnnualReturnYear05	1.92%
10 Years	rr_AverageAnnualReturnYear10	1.77%
Class K | LifePath 2040 Portfolio | Class K | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.80%
5 Years	rr_AverageAnnualReturnYear05	2.00%
10 Years	rr_AverageAnnualReturnYear10	1.77%
Class K | LifePath 2040 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LifePath Portfolio Overview Key Facts About LifePath 2040 Portfolio®
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

LifePath 2040 Portfolio® ("LifePath 2040 Portfolio" or the "LifePath Portfolio"), a series of BlackRock Funds III (the "Trust"), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the LifePath Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares (formerly, Class S Shares) of LifePath 2040 Portfolio.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The 2040 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2040 Portfolio's performance. During the most recent fiscal year, the 2040 Master Portfolio's portfolio turnover rate was 4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Independent Expenses have been restated to reflect current fees
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the LifePath Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Independent Expenses to reflect current fees
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2040 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class K Shares of LifePath 2040 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2040 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the LifePath Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

LifePath 2040 Portfolio invests all of its assets in the 2040 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of the equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2040 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2040. As of March 31, 2011, LifePath 2040 Portfolio held approximately 87% of its assets in Underlying Funds that invest primarily in equity securities, 13% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios of the Trust:

fund name	LifePath Retirement Portfolio
x axis	0
y axis	39%

fund name	LifePath 2020 Portfolio
x axis	9
y axis	59%

fund name	LifePath 2025 Portfolio
x axis	14
y axis	67%

fund name	LifePath 2030 Portfolio
x axis	19
y axis	74%

fund name	LifePath 2035 Portfolio
x axis	24
y axis	81%

fund name	LifePath 2040 Portfolio
x axis	29
y axis	87%

fund name	LifePath 2045 Portfolio
x axis	34
y axis	93%

fund name	LifePath 2050 Portfolio
x axis	39
y axis	98%

fund name	LifePath 2055 Portfolio
x axis	44
y axis	99%

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BFA may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA's second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the "Details About the LifePath Portfolios — Information About the Underlying Funds" section of the prospectus ("Prospectus") for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), globally (including domestic and international (including emerging market) funds), or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the LifePath Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. The value of your investment in LifePath 2040 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the LifePath Portfolio. LifePath 2040 Portfolio invests all of its assets in the 2040 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2040 Portfolio in the description of risks below may include the Underlying Funds in which the 2040 Master Portfolio invests, as applicable.

■

Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

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Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

■

Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

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Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

■

Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■

Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—	The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other equity funds that use different investment styles.

■

Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

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Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

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Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

■

U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table in this section provide some indication of the risks of investing in Class K Shares of LifePath 2040 Portfolio by showing the changes in their performance from year to year. The bar chart shows the returns for Class K Shares of LifePath 2040 Portfolio for each of the last ten calendar years. Prior to May 3, 2010, Class K Shares were designated Class S Shares. The performance information for the periods from January 1, 2000 through May 30, 2008 (the date Class K Shares (formerly Class S Shares) commenced operations) shows the performance of Institutional Shares of LifePath 2040 Portfolio adjusted to reflect the different administration fees and expenses of Class K Shares. The average annual total return table compares the performance (before and after taxes) of Class K Shares of LifePath 2040 Portfolio to that of the LifePath 2040 Portfolio Custom Benchmark. The LifePath 2040 Portfolio Custom Benchmark, a customized weighted index comprised of the different indexes set forth in the table below, is representative of the asset classes in which LifePath 2040 Portfolio invests according to their weightings as of the most recent quarter-end. For all periods prior to March 15, 2004, the returns for LifePath 2040 Portfolio reflect the direct investment by 2040 Master Portfolio in a portfolio of securities and also reflect investment in accordance with a model that included "tactical," or short-term, shifts in allocation between stocks and bonds. How the LifePath Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain LifePath Portfolio expenses during these periods, the LifePath Portfolio's returns would have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table in this section provide some indication of the risks of investing in Class K Shares of LifePath 2040 Portfolio by showing the changes in their performance from year to year. The bar chart shows the returns for Class K Shares of LifePath 2040 Portfolio for each of the last ten calendar years.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the LifePath Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class K Shares ANNUAL TOTAL RETURNS LifePath 2040 Portfolio As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a quarter was 19.11% (quarter ended June 30, 2009) and the lowest return for a quarter was -20.70% (quarter ended December 31, 2008). The year-to-date return as of March 31, 2011 was 4.50%.

Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/10 Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class K | LifePath 2040 Portfolio | LifePath 2040 Portfolio Custom Benchmark (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.18%
5 Years	rr_AverageAnnualReturnYear05	3.69%
10 Years	rr_AverageAnnualReturnYear10	3.08%
Class K | LifePath 2040 Portfolio | S&P 1500 Index (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.38%
5 Years	rr_AverageAnnualReturnYear05	2.65%
10 Years	rr_AverageAnnualReturnYear10	2.07%
Class K | LifePath 2040 Portfolio | Barclays Capital U.S. Aggregate Bond Index (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
Class K | LifePath 2040 Portfolio | MSCI All Country World ex US IMI Index (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.73%
5 Years	rr_AverageAnnualReturnYear05	5.12%
10 Years	rr_AverageAnnualReturnYear10	6.22%
Class K | LifePath 2040 Portfolio | Citigroup 3-Month Treasury Bill Index (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.13%
5 Years	rr_AverageAnnualReturnYear05	2.30%
10 Years	rr_AverageAnnualReturnYear10	2.26%
Class K | LifePath 2040 Portfolio | Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.31%
5 Years	rr_AverageAnnualReturnYear05	5.33%
10 Years	rr_AverageAnnualReturnYear10	7.02%
Class K | LifePath 2040 Portfolio | FTSE EPRA/NAREIT Developed Real Estate Index (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.41%
5 Years	rr_AverageAnnualReturnYear05	2.88%
10 Years	rr_AverageAnnualReturnYear10	9.82%

[1]	BlackRock Fund Advisors ("BFA"), the investment adviser to 2040 Master Portfolio has contractually agreed to waive its management fee at the 2040 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Institutional Trust Company, N.A. ("BTC"), from each investment company in which 2040 Master Portfolio invests through April 30, 2012. This waiver may not be terminated prior to May 1, 2012 without the consent of the Board of Trustees of MIP.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2040 Portfolio and LifePath 2040 Master Portfolio (the "2040 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2040 Master Portfolio invests. Management fees are paid by the 2040 Master Portfolio.
[3]	Independent Expenses consist of LifePath 2040 Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2040 Portfolio and the 2040 Master Portfolio. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2040 Portfolio and the 2040 Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2021 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Independent Expenses have been restated to reflect current fees.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the LifePath Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Independent Expenses to reflect current fees.
[6]	Acquired Fund Fees and Expenses reflect LifePath 2040 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

Class K | LifePath 2045 Portfolio
LifePath Portfolio Overview Key Facts About LifePath® 2045 Portfolio
Investment Objective

LifePath® 2045 Portfolio ("LifePath 2045 Portfolio" or the "LifePath Portfolio"), a series of BlackRock Funds III (the "Trust"), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2045.

Fees and Expenses of the LifePath Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares (formerly, Class S Shares) of LifePath 2045 Portfolio.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class K LifePath 2045 Portfolio Class K Shares
Management Fee	[1][2]	0.35%
Distribution and/or Service (12b-1) Fees	[2]	none
Other Expenses	[2]	115.99%
Administration Fees	[2]	0.15%
Independent Expenses	[2][3][4]	115.84%
Acquired Fund Fees and Expenses	[2][5][6]	0.35%
Total Annual Fund Operating Expenses	[2][6]	116.69%
Fee Waivers and/or Expense Reimbursements	[1][2][3]	(116.19%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3]	0.50%
[1]	BlackRock Fund Advisors ("BFA"), the investment adviser to 2045 Master Portfolio has contractually agreed to waive its management fee at the 2045 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Institutional Trust Company, N.A. ("BTC"), from each investment company in which 2045 Master Portfolio invests through April 30, 2012. This waiver may not be terminated prior to May 1, 2012 without the consent of the Board of Trustees of MIP.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2045 Portfolio and LifePath 2045 Master Portfolio (the "2045 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2045 Master Portfolio invests. Management fees are paid by the 2045 Master Portfolio.
[3]	Independent Expenses consist of LifePath 2045 Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2045 Portfolio and the 2045 Master Portfolio. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2045 Portfolio and the 2045 Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2021 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Independent Expenses have been restated to reflect current fees.
[5]	Acquired Fund Fees and Expenses reflect LifePath 2045 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[6]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the LifePath Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Independent Expenses to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2045 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class K Shares of LifePath 2045 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2045 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Class K LifePath 2045 Portfolio Class K Shares	51	236	437	1,017

Portfolio Turnover

The 2045 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2045 Portfolio's performance. During the most recent fiscal period, the 2045 Master Portfolio's portfolio turnover rate was 1% of the average value of its portfolio.

Principal Investment Strategies of the LifePath Portfolio

LifePath 2045 Portfolio invests all of its assets in the 2045 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2045 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2045. As of March 31, 2011, LifePath 2045 Portfolio held approximately 93% of its assets in Underlying Funds that invest primarily in equity securities, 7% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios of the Trust:

fund name	LifePath Retirement Portfolio
x axis	0
y axis	39%

fund name	LifePath 2020 Portfolio
x axis	9
y axis	59%

fund name	LifePath 2025 Portfolio
x axis	14
y axis	67%

fund name	LifePath 2030 Portfolio
x axis	19
y axis	74%

fund name	LifePath 2035 Portfolio
x axis	24
y axis	81%

fund name	LifePath 2040 Portfolio
x axis	29
y axis	87%

fund name	LifePath 2045 Portfolio
x axis	34
y axis	93%

fund name	LifePath 2050 Portfolio
x axis	39
y axis	98%

fund name	LifePath 2055 Portfolio
x axis	44
y axis	99%

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BFA may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA's second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the "Details About the LifePath Portfolios — Information About the Underlying Funds" section of the prospectus ("Prospectus") for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), globally (including domestic and international (including emerging market) funds), or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Principal Risks of Investing in the LifePath Portfolio

Risk is inherent in all investing. The value of your investment in LifePath 2045 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the LifePath Portfolio. LifePath 2045 Portfolio invests all of its assets in the 2045 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2045 Portfolio in the description of risks below may include the Underlying Funds in which the 2045 Master Portfolio invests, as applicable.

■

Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

■

Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

■

Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

■

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

■

Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■

Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—	The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other equity funds that use different investment styles.

■

Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

■

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

■

Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

■

U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Performance Information
Because LifePath 2045 Portfolio does not have a full year of operations, it does not disclose its performance history in this Prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Class K | LifePath 2045 Portfolio | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.35%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	115.99%	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.15%	[2]
Independent Expenses	rr_Component2OtherExpensesOverAssets	115.84%	[2],[3],[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%	[2],[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	116.69%	[2],[6]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(116.19%)	[1],[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.50%	[1],[2],[3]
1 Year	rr_ExpenseExampleYear01	51
3 Years	rr_ExpenseExampleYear03	236
5 Years	rr_ExpenseExampleYear05	437
10 Years	rr_ExpenseExampleYear10	1,017
Class K | LifePath 2045 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LifePath Portfolio Overview Key Facts About LifePath® 2045 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

LifePath® 2045 Portfolio ("LifePath 2045 Portfolio" or the "LifePath Portfolio"), a series of BlackRock Funds III (the "Trust"), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2045.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the LifePath Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares (formerly, Class S Shares) of LifePath 2045 Portfolio.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The 2045 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2045 Portfolio's performance. During the most recent fiscal period, the 2045 Master Portfolio's portfolio turnover rate was 1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Independent Expenses have been restated to reflect current fees
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the LifePath Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Independent Expenses to reflect current fees
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2045 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class K Shares of LifePath 2045 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2045 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the LifePath Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

LifePath 2045 Portfolio invests all of its assets in the 2045 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2045 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2045. As of March 31, 2011, LifePath 2045 Portfolio held approximately 93% of its assets in Underlying Funds that invest primarily in equity securities, 7% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios of the Trust:

fund name	LifePath Retirement Portfolio
x axis	0
y axis	39%

fund name	LifePath 2020 Portfolio
x axis	9
y axis	59%

fund name	LifePath 2025 Portfolio
x axis	14
y axis	67%

fund name	LifePath 2030 Portfolio
x axis	19
y axis	74%

fund name	LifePath 2035 Portfolio
x axis	24
y axis	81%

fund name	LifePath 2040 Portfolio
x axis	29
y axis	87%

fund name	LifePath 2045 Portfolio
x axis	34
y axis	93%

fund name	LifePath 2050 Portfolio
x axis	39
y axis	98%

fund name	LifePath 2055 Portfolio
x axis	44
y axis	99%

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BFA may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA's second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the "Details About the LifePath Portfolios — Information About the Underlying Funds" section of the prospectus ("Prospectus") for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), globally (including domestic and international (including emerging market) funds), or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the LifePath Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. The value of your investment in LifePath 2045 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the LifePath Portfolio. LifePath 2045 Portfolio invests all of its assets in the 2045 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2045 Portfolio in the description of risks below may include the Underlying Funds in which the 2045 Master Portfolio invests, as applicable.

■

Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

■

Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

■

Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

■

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

■

Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■

Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—	The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other equity funds that use different investment styles.

■

Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

■

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

■

Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

■

U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because LifePath 2045 Portfolio does not have a full year of operations, it does not disclose its performance history in this Prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because LifePath 2045 Portfolio does not have a full year of operations, it does not disclose its performance history in this Prospectus

[1]	BlackRock Fund Advisors ("BFA"), the investment adviser to 2045 Master Portfolio has contractually agreed to waive its management fee at the 2045 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Institutional Trust Company, N.A. ("BTC"), from each investment company in which 2045 Master Portfolio invests through April 30, 2012. This waiver may not be terminated prior to May 1, 2012 without the consent of the Board of Trustees of MIP.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2045 Portfolio and LifePath 2045 Master Portfolio (the "2045 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2045 Master Portfolio invests. Management fees are paid by the 2045 Master Portfolio.
[3]	Independent Expenses consist of LifePath 2045 Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2045 Portfolio and the 2045 Master Portfolio. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2045 Portfolio and the 2045 Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2021 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Independent Expenses have been restated to reflect current fees.
[5]	Acquired Fund Fees and Expenses reflect LifePath 2045 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[6]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the LifePath Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Independent Expenses to reflect current fees.

Class K | Lifepath 2050 Portfolio
LifePath Portfolio Overview Key Facts About LifePath® 2050 Portfolio
Investment Objective

LifePath® 2050 Portfolio ("LifePath 2050 Portfolio" or the "LifePath Portfolio"), a series of BlackRock Funds III (the "Trust"), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2050.

Fees and Expenses of the LifePath Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares (formerly, Class S Shares) of LifePath 2050 Portfolio.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class K Lifepath 2050 Portfolio
Management Fee	[1][2]	0.35%
Distribution and/or Service (12b-1) Fees	[2]	none
Other Expenses	[2]	0.27%
Administration Fees	[2]	0.15%
Independent Expenses	[2][3][4]	0.12%
Acquired Fund Fees and Expenses	[2][5][6]	0.34%
Total Annual Fund Operating Expenses	[2][6]	0.96%
Fee Waivers and/or Expense Reimbursements	[1][2][3]	(0.46%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3]	0.50%
[1]	BlackRock Fund Advisors ("BFA"), the investment adviser to 2050 Master Portfolio, has contractually agreed to waive its management fee at the 2050 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Institutional Trust Company, N.A. ("BTC"), from each investment company in which the 2050 Master Portfolio invests through April 30, 2012. This waiver may not be terminated prior to May 1, 2012 without the consent of the Board of Trustees of MIP.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2050 Portfolio and LifePath 2050 Master Portfolio (the "2050 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2050 Master Portfolio invests. Management fees are paid by the 2050 Master Portfolio.
[3]	Independent Expenses consist of LifePath 2050 Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2050 Portfolio and the 2050 Master Portfolio. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2050 Portfolio and the 2050 Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2021 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Independent Expenses have been restated to reflect current fees.
[5]	Acquired Fund Fees and Expenses reflect LifePath 2050 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[6]	The Total Annual Fund Operating Expenses do not correlate to the ratio of exenses to average net assets given in the LifePath Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Independent Expenses to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2050 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class K Shares of LifePath 2050 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2050 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Class K Lifepath 2050 Portfolio	51	234	433	1,006

Portfolio Turnover

The 2050 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect LifePath 2050 Portfolio's performance. During the most recent fiscal year, the 2050 Master Portfolio's portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies of the LifePath Portfolio

LifePath 2050 Portfolio invests all of its assets in the 2050 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2050 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2050. As of March 31, 2011, LifePath 2050 Portfolio held approximately 98% of its assets in Underlying Funds that invest primarily in equity securities, 2% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios in the Trust:

fund name	LifePath Retirement Portfolio
x axis	0
y axis	39%

fund name	LifePath 2020 Portfolio
x axis	9
y axis	59%

fund name	LifePath 2025 Portfolio
x axis	14
y axis	67%

fund name	LifePath 2030 Portfolio
x axis	19
y axis	74%

fund name	LifePath 2035 Portfolio
x axis	24
y axis	81%

fund name	LifePath 2040 Portfolio
x axis	29
y axis	87%

fund name	LifePath 2045 Portfolio
x axis	34
y axis	93%

fund name	LifePath 2050 Portfolio
x axis	39
y axis	98%

fund name	LifePath 2055 Portfolio
x axis	44
y axis	99%

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BFA may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA's second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the "Details About the LifePath Portfolios — Information About the Underlying Funds" section of the prospectus ("Prospectus") for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), globally (including domestic and international (including emerging market) funds), or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Principal Risks of Investing in the LifePath Portfolio

Risk is inherent in all investing. The value of your investment in LifePath 2050 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the LifePath Portfolio. LifePath 2050 Portfolio invests all of its assets in the 2050 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2050 Portfolio in the description of risks below may include the Underlying Funds in which the 2050 Master Portfolio invests, as applicable.

■

Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

■

Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

■

Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

■

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

■

Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■

Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—	The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other equity funds that use different investment styles.

■

Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

■

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

■

Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

■

U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Performance Information

The bar chart and table in this section provide some indication of the risks of investing in Class K Shares of LifePath 2050 Portfolio. The bar chart shows the returns for Class K Shares of LifePath 2050 Portfolio for the last two calendar years. Prior to May 3, 2010, Class K Shares were designated Class S Shares. The average annual total return table compares the performance (before and after taxes) of Class K Shares of LifePath 2050 Portfolio to that of the LifePath 2050 Portfolio Custom Benchmark. The LifePath 2050 Portfolio Custom Benchmark, a customized weighted index comprised of the different indexes set forth in the table below, is representative of the asset classes in which LifePath 2050 Portfolio invests according to their weightings as of the most recent quarter-end. How the LifePath Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain LifePath Portfolio expenses during these periods, the LifePath Portfolio's returns would have been lower.

Class K Shares ANNUAL TOTAL RETURNS LifePath 2050 Portfolio As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 21.13% (quarter ended June 30, 2009) and the lowest return for a quarter was -12.65% (quarter ended March 31, 2009). The year-to-date return as of March 31, 2011 was 5.06%.

As of 12/31/10 Average Annual Total Returns
Average Annual Total Returns - Class K	1 Year	Since Inception	Inception Date
Lifepath 2050 Portfolio	13.79%	0.45%	Jun 30, 2008
Lifepath 2050 Portfolio Return After Taxes on Distributions	13.11%	(0.42%)	Jun 30, 2008
Lifepath 2050 Portfolio Return After Taxes on Distributions and Sale of Fund Shares	9.34%	(0.05%)	Jun 30, 2008
Lifepath 2050 Portfolio LifePath 2050 Portfolio Custom Benchmark (Reflects no deductions for fees, expenses or taxes)	16.11%	2.03%
Lifepath 2050 Portfolio S&P 1500 Index (Reflects no deductions for fees, expenses or taxes)	16.38%
Lifepath 2050 Portfolio Barclays Capital U.S. Aggregate Bond Index (Reflects no deductions for fees, expenses or taxes)	6.54%
Lifepath 2050 Portfolio MSCI All Country World ex US IMI Index (Reflects no deductions for fees, expenses or taxes)	12.73%
Lifepath 2050 Portfolio Citigroup 3-Month Treasury Bill Index (Reflects no deductions for fees, expenses or taxes)	0.13%
Lifepath 2050 Portfolio Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (Reflects no deductions for fees, expenses or taxes)	6.31%
Lifepath 2050 Portfolio FTSE EPRA/NAREIT Developed Real Estate Index (Reflects no deductions for fees, expenses or taxes)	20.41%

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Class K | Lifepath 2050 Portfolio | Class K
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.35%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.15%	[2]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.12%	[2],[3],[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.34%	[2],[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%	[2],[6]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[1],[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.50%	[1],[2],[3]
1 Year	rr_ExpenseExampleYear01	51
3 Years	rr_ExpenseExampleYear03	234
5 Years	rr_ExpenseExampleYear05	433
10 Years	rr_ExpenseExampleYear10	1,006
Annual Return 2009	rr_AnnualReturn2009	30.89%
Annual Return 2010	rr_AnnualReturn2010	13.79%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.65%)
1 Year	rr_AverageAnnualReturnYear01	13.79%
Since Inception	rr_AverageAnnualReturnSinceInception	0.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2008
Class K | Lifepath 2050 Portfolio | Class K | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.11%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.42%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2008
Class K | Lifepath 2050 Portfolio | Class K | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.34%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.05%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2008
Class K | Lifepath 2050 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LifePath Portfolio Overview Key Facts About LifePath® 2050 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

LifePath® 2050 Portfolio ("LifePath 2050 Portfolio" or the "LifePath Portfolio"), a series of BlackRock Funds III (the "Trust"), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2050.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the LifePath Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares (formerly, Class S Shares) of LifePath 2050 Portfolio.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The 2050 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect LifePath 2050 Portfolio's performance. During the most recent fiscal year, the 2050 Master Portfolio's portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Independent Expenses have been restated to reflect current fees
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of exenses to average net assets given in the LifePath Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Independent Expenses to reflect current fees
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2050 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class K Shares of LifePath 2050 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2050 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the LifePath Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

LifePath 2050 Portfolio invests all of its assets in the 2050 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2050 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2050. As of March 31, 2011, LifePath 2050 Portfolio held approximately 98% of its assets in Underlying Funds that invest primarily in equity securities, 2% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios in the Trust:

fund name	LifePath Retirement Portfolio
x axis	0
y axis	39%

fund name	LifePath 2020 Portfolio
x axis	9
y axis	59%

fund name	LifePath 2025 Portfolio
x axis	14
y axis	67%

fund name	LifePath 2030 Portfolio
x axis	19
y axis	74%

fund name	LifePath 2035 Portfolio
x axis	24
y axis	81%

fund name	LifePath 2040 Portfolio
x axis	29
y axis	87%

fund name	LifePath 2045 Portfolio
x axis	34
y axis	93%

fund name	LifePath 2050 Portfolio
x axis	39
y axis	98%

fund name	LifePath 2055 Portfolio
x axis	44
y axis	99%

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BFA may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA's second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the "Details About the LifePath Portfolios — Information About the Underlying Funds" section of the prospectus ("Prospectus") for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), globally (including domestic and international (including emerging market) funds), or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the LifePath Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. The value of your investment in LifePath 2050 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the LifePath Portfolio. LifePath 2050 Portfolio invests all of its assets in the 2050 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2050 Portfolio in the description of risks below may include the Underlying Funds in which the 2050 Master Portfolio invests, as applicable.

■

Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

■

Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

■

Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

■

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

■

Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■

Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—	The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other equity funds that use different investment styles.

■

Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

■

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

■

Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

■

U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table in this section provide some indication of the risks of investing in Class K Shares of LifePath 2050 Portfolio. The bar chart shows the returns for Class K Shares of LifePath 2050 Portfolio for the last two calendar years. Prior to May 3, 2010, Class K Shares were designated Class S Shares. The average annual total return table compares the performance (before and after taxes) of Class K Shares of LifePath 2050 Portfolio to that of the LifePath 2050 Portfolio Custom Benchmark. The LifePath 2050 Portfolio Custom Benchmark, a customized weighted index comprised of the different indexes set forth in the table below, is representative of the asset classes in which LifePath 2050 Portfolio invests according to their weightings as of the most recent quarter-end. How the LifePath Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain LifePath Portfolio expenses during these periods, the LifePath Portfolio's returns would have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table in this section provide some indication of the risks of investing in Class K Shares of LifePath 2050 Portfolio. The bar chart shows the returns for Class K Shares of LifePath 2050 Portfolio for the last two calendar years.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the LifePath Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class K Shares ANNUAL TOTAL RETURNS LifePath 2050 Portfolio As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a quarter was 21.13% (quarter ended June 30, 2009) and the lowest return for a quarter was -12.65% (quarter ended March 31, 2009). The year-to-date return as of March 31, 2011 was 5.06%.

Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/10 Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class K | Lifepath 2050 Portfolio | LifePath 2050 Portfolio Custom Benchmark (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.11%
Since Inception	rr_AverageAnnualReturnSinceInception	2.03%
Class K | Lifepath 2050 Portfolio | S&P 1500 Index (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.38%
Since Inception	rr_AverageAnnualReturnSinceInception
Class K | Lifepath 2050 Portfolio | Barclays Capital U.S. Aggregate Bond Index (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
Since Inception	rr_AverageAnnualReturnSinceInception
Class K | Lifepath 2050 Portfolio | MSCI All Country World ex US IMI Index (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.73%
Since Inception	rr_AverageAnnualReturnSinceInception
Class K | Lifepath 2050 Portfolio | Citigroup 3-Month Treasury Bill Index (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.13%
Since Inception	rr_AverageAnnualReturnSinceInception
Class K | Lifepath 2050 Portfolio | Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.31%
Since Inception	rr_AverageAnnualReturnSinceInception
Class K | Lifepath 2050 Portfolio | FTSE EPRA/NAREIT Developed Real Estate Index (Reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.41%
Since Inception	rr_AverageAnnualReturnSinceInception

[1]	BlackRock Fund Advisors ("BFA"), the investment adviser to 2050 Master Portfolio, has contractually agreed to waive its management fee at the 2050 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Institutional Trust Company, N.A. ("BTC"), from each investment company in which the 2050 Master Portfolio invests through April 30, 2012. This waiver may not be terminated prior to May 1, 2012 without the consent of the Board of Trustees of MIP.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2050 Portfolio and LifePath 2050 Master Portfolio (the "2050 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2050 Master Portfolio invests. Management fees are paid by the 2050 Master Portfolio.
[3]	Independent Expenses consist of LifePath 2050 Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2050 Portfolio and the 2050 Master Portfolio. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2050 Portfolio and the 2050 Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2021 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Independent Expenses have been restated to reflect current fees.
[5]	Acquired Fund Fees and Expenses reflect LifePath 2050 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[6]	The Total Annual Fund Operating Expenses do not correlate to the ratio of exenses to average net assets given in the LifePath Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Independent Expenses to reflect current fees.

Class K | LifePath 2055 Portfolio
LifePath Portfolio Overview Key Facts About LifePath® 2055 Portfolio
Investment Objective

LifePath® 2055 Portfolio ("LifePath 2055 Portfolio" or the "LifePath Portfolio"), a series of BlackRock Funds III (the "Trust"), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2055.

Fees and Expenses of the LifePath Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares (formerly, Class S Shares) of LifePath 2055 Portfolio.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class K LifePath 2055 Portfolio Class K Shares
Management Fee	[1][2]	0.35%
Distribution and/or Service (12b-1) Fees	[2]	none
Other Expenses	[2]	110.42%
Administration Fees	[2]	0.15%
Independent Expenses	[2][3][4]	110.27%
Acquired Fund Fees and Expenses	[2][5][6]	0.35%
Total Annual Fund Operating Expenses	[2][6]	111.12%
Fee Waivers and/or Expense Reimbursements	[1][2][3]	(110.62%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3]	0.50%
[1]	BlackRock Fund Advisors ("BFA"), the investment adviser to 2055 Master Portfolio has contractually agreed to waive its management fee at the 2055 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Institutional Trust Company, N.A. ("BTC"), from each investment company in which the 2055 Master Portfolio invests through April 30, 2012. This waiver may not be terminated prior to May 1, 2012 without the consent of the Board of Trustees of MIP.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2055 Portfolio and LifePath 2055 Master Portfolio (the "2055 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2055 Master Portfolio invests. Management fees are paid by the 2055 Master Portfolio.
[3]	Independent Expenses consist of LifePath 2055 Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2055 Portfolio and the 2055 Master Portfolio. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2055 Portfolio and the 2055 Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2021 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Independent Expenses have been restated to reflect current fees.
[5]	Acquired Fund Fees and Expenses reflect LifePath 2055 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[6]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the LifePath Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Independent Expenses to reflect current fees

Example

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2055 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class K Shares of LifePath 2055 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2055 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Class K LifePath 2055 Portfolio Class K Shares	51	236	437	1,017

Portfolio Turnover

The 2055 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2055 Portfolio's performance. During the most recent fiscal period, the 2055 Master Portfolio's portfolio turnover rate was 1% of the average value of its portfolio.

Principal Investment Strategies of the LifePath Portfolio

LifePath 2055 Portfolio invests all of its assets in the 2055 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2055 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2055. As of March 31, 2011, LifePath 2055 Portfolio held approximately 99% of its assets in Underlying Funds that invest primarily in equity securities, 1% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios in the Trust:

fund name	LifePath Retirement Portfolio
x axis	0
y axis	39%

fund name	LifePath 2020 Portfolio
x axis	9
y axis	59%

fund name	LifePath 2025 Portfolio
x axis	14
y axis	67%

fund name	LifePath 2030 Portfolio
x axis	19
y axis	74%

fund name	LifePath 2035 Portfolio
x axis	24
y axis	81%

fund name	LifePath 2040 Portfolio
x axis	29
y axis	87%

fund name	LifePath 2045 Portfolio
x axis	34
y axis	93%

fund name	LifePath 2050 Portfolio
x axis	39
y axis	98%

fund name	LifePath 2055 Portfolio
x axis	44
y axis	99%

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BFA may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA's second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the "Details About the LifePath Portfolios — Information About the Underlying Funds" section of the prospectus ("Prospectus") for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), globally (including domestic and international (including emerging market) funds), or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Principal Risks of Investing in the LifePath Portfolio

Risk is inherent in all investing. The value of your investment in LifePath 2055 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the LifePath Portfolio. LifePath 2055 Portfolio invests all of its assets in the 2055 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2055 Portfolio in the description of risks below may include the Underlying Funds in which the 2055 Master Portfolio invests, as applicable.

■

Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

■

Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

■

Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

■

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

■

Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■

Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—	The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other equity funds that use different investment styles.

■

Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

■

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

■

Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

■

U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Performance Information
Because LifePath 2055 Portfolio does not have a full year of operations, it does not disclose its performance history in this Prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Class K | LifePath 2055 Portfolio | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.35%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	110.42%	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.15%	[2]
Independent Expenses	rr_Component2OtherExpensesOverAssets	110.27%	[2],[3],[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%	[2],[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	111.12%	[2],[6]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(110.62%)	[1],[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.50%	[1],[2],[3]
1 Year	rr_ExpenseExampleYear01	51
3 Years	rr_ExpenseExampleYear03	236
5 Years	rr_ExpenseExampleYear05	437
10 Years	rr_ExpenseExampleYear10	1,017
Class K | LifePath 2055 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LifePath Portfolio Overview Key Facts About LifePath® 2055 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

LifePath® 2055 Portfolio ("LifePath 2055 Portfolio" or the "LifePath Portfolio"), a series of BlackRock Funds III (the "Trust"), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2055.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the LifePath Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares (formerly, Class S Shares) of LifePath 2055 Portfolio.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The 2055 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2055 Portfolio's performance. During the most recent fiscal period, the 2055 Master Portfolio's portfolio turnover rate was 1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Independent Expenses have been restated to reflect current fees
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the LifePath Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Independent Expenses to reflect current fees
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2055 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class K Shares of LifePath 2055 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2055 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the LifePath Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

LifePath 2055 Portfolio invests all of its assets in the 2055 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2055 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2055. As of March 31, 2011, LifePath 2055 Portfolio held approximately 99% of its assets in Underlying Funds that invest primarily in equity securities, 1% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios in the Trust:

fund name	LifePath Retirement Portfolio
x axis	0
y axis	39%

fund name	LifePath 2020 Portfolio
x axis	9
y axis	59%

fund name	LifePath 2025 Portfolio
x axis	14
y axis	67%

fund name	LifePath 2030 Portfolio
x axis	19
y axis	74%

fund name	LifePath 2035 Portfolio
x axis	24
y axis	81%

fund name	LifePath 2040 Portfolio
x axis	29
y axis	87%

fund name	LifePath 2045 Portfolio
x axis	34
y axis	93%

fund name	LifePath 2050 Portfolio
x axis	39
y axis	98%

fund name	LifePath 2055 Portfolio
x axis	44
y axis	99%

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BFA may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA's second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the "Details About the LifePath Portfolios — Information About the Underlying Funds" section of the prospectus ("Prospectus") for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), globally (including domestic and international (including emerging market) funds), or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the LifePath Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. The value of your investment in LifePath 2055 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the LifePath Portfolio. LifePath 2055 Portfolio invests all of its assets in the 2055 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2055 Portfolio in the description of risks below may include the Underlying Funds in which the 2055 Master Portfolio invests, as applicable.

■

Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

■

Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

■

Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

■

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

■

Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■

Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—	The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other equity funds that use different investment styles.

■

Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

■

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

■

Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

■

U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because LifePath 2055 Portfolio does not have a full year of operations, it does not disclose its performance history in this Prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because LifePath 2055 Portfolio does not have a full year of operations, it does not disclose its performance history in this Prospectus

[1]	BlackRock Fund Advisors ("BFA"), the investment adviser to 2055 Master Portfolio has contractually agreed to waive its management fee at the 2055 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Institutional Trust Company, N.A. ("BTC"), from each investment company in which the 2055 Master Portfolio invests through April 30, 2012. This waiver may not be terminated prior to May 1, 2012 without the consent of the Board of Trustees of MIP.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2055 Portfolio and LifePath 2055 Master Portfolio (the "2055 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2055 Master Portfolio invests. Management fees are paid by the 2055 Master Portfolio.
[3]	Independent Expenses consist of LifePath 2055 Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2055 Portfolio and the 2055 Master Portfolio. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2055 Portfolio and the 2055 Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2021 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Independent Expenses have been restated to reflect current fees.
[5]	Acquired Fund Fees and Expenses reflect LifePath 2055 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[6]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the LifePath Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Independent Expenses to reflect current fees

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 29, 2011